    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 22, 1997


                                                     REGISTRATION NOS.:  2-71558
                                                                        811-3165
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.
                                      ----                                   / /

                        POST-EFFECTIVE AMENDMENT NO. 19                      /X/

                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/

                                AMENDMENT NO. 20                             /X/


                              -------------------

                                 ACTIVE ASSETS
                          GOVERNMENT SECURITIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600


                                BARRY FINK, ESQ.

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        _X_ immediately upon filing pursuant to paragraph (b)
        ___ on (date) pursuant to paragraph (b)
        ___ 60 days after filing pursuant to paragraph (a)
        ___ on (date) pursuant to paragraph (a) of rule 485.


    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A) (1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT HAS FILED THE RULE 24F-2 NOTICE, FOR ITS FISCAL YEAR ENDED JUNE 30, 1997, WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 19, 1997.


           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

            -------------------------------------------------------
            -------------------------------------------------------

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                              CAPTION
PART A                                          PROSPECTUS
1.  .....................  Cover (page 1 of Active Assets Money Trust
                           Prospectus)
2........................  Highlights; Summary of Trust Expenses; Financial
                           Highlights
3........................  Dividends, Distributions and Taxes (Appendix)
4........................  Investment Objectives and Policies; Highlights; The
                           Trusts and Their Management (Appendix)
5........................  Investment Objectives and Policies; The Trusts and
                           Their Management (Appendix); Back Cover
6........................  Dividends, Distribution and Taxes (Appendix); General
                            Information (Appendix)
7........................  How Net Asset Value is Determined (Appendix);
                           Purchase and Redemption of Shares (Appendix)
8........................  Purchase and Redemption of Shares (Appendix)
9........................  Not Applicable
PART B                              STATEMENT OF ADDITIONAL INFORMATION
10.......................  Cover Page
11.......................  Table of Contents
12.......................  Not Applicable
13.......................  Investment Practices and Policies; Investment
                           Restrictions
14.......................  Investment Manager (Appendix); Trustees and Officers
                            (Appendix)
15.......................  Investment Manager (Appendix); Trustees and Officers
                            (Appendix)
16.......................  Investment Manager (Appendix); Custodian and Transfer
                           Agent (Appendix); Experts (Appendix)
17.......................  Portfolio Transactions and Brokerage (Appendix)
18.......................  General Information (Appendix)
19.......................  How Net Asset Value is Determined; Experts (Appendix)
20.......................  Dividends, Distributions and Taxes
21.......................  Investment Manager (Appendix)
22.......................  Dividends, Distributions and Taxes
23.......................  Experts (Appendix)

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           ACTIVE ASSETS MONEY TRUST
                          ACTIVE ASSETS TAX-FREE TRUST
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                              --------------------

    THIS DOCUMENT CONSISTS OF THE PROSPECTUSES OF ACTIVE ASSETS MONEY TRUST, ACTIVE ASSETS TAX-FREE TRUST, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST AND ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (COLLECTIVELY, THE "TRUSTS") AND AN APPENDIX TO SUCH PROSPECTUSES WHICH CONSTITUTES PART OF THE PROSPECTUSES. A TABLE OF CONTENTS IS CONTAINED ON PAGE 1 OF EACH PROSPECTUS.
                            ------------------------

    Each Trust is a diversified open-end management investment company seeking high current income, preservation of capital and liquidity from investments in short-term securities. Active Assets Money Trust invests in money market instruments generally; Active Assets Tax-Free Trust invests in high quality, short-term tax-exempt securities and pays dividends exempt from federal personal income taxation; Active Assets California Tax-Free Trust invests in high quality, short-term California tax-exempt securities and pays dividends exempt from federal and California personal income taxation; and Active Assets Government Securities Trust invests in money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    The Active Assets -Registered Trademark- Account financial service program ("Active Assets") of Dean Witter Reynolds Inc. ("Dean Witter") provides a medium for the investment of free credit cash balances held in the Active Assets account in shares of the Trusts. An Active Assets account is a Dean Witter securities account (the "Securities Account") which is linked to the Trusts, a Federal Deposit Insurance Corporation ("FDIC") insured account (the "Active Assets Insured Account") maintained at a depository institution which has entered into an agreement with Dean Witter to participate in Active Assets and a Visa-Registered Trademark- check/card account maintained by Bank One, Columbus, N.A., Columbus, Ohio ("Visa Account").

    The annual fee for participation in the Active Assets program is presently $80 ($100 for corporations). Dean Witter may charge certain group or special accounts a different fee. Dean Witter reserves the right to change the fee for participation in the Active Assets program at any time. As described in the Appendix to the Prospectus under the section "Purchase of Shares", shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. In addition, certain other Securities Accounts which are not subscribers to the Active Assets Program may be linked to the Trusts and the Active Assets Insured Account. Shareholders of the Trusts not subscribing to the Active Assets program will not be charged the program fee.


    Subject to the conditions set forth herein, a subscriber to the Active Assets program will have his or her free credit cash balances held in the account automatically invested daily in shares of any of the Trusts or transmitted to the bank for deposit into the Active Assets Insured Account, depending upon which investment is selected by the investor, and earn a return thereon pending further investment of such funds in other aspects of the Active Assets program or utilization through the Visa Account. A program participant may make additional investments in or change his or her chosen investment at any time by following the procedures set forth in the Appendix under "Purchase and Redemption of Shares."

                            ------------------------

    THE INFORMATION IN THIS DOCUMENT SHOULD BE READ IN CONJUNCTION WITH THE DEAN WITTER CLIENT AGREEMENT WHICH IS BEING FURNISHED TO ALL ACTIVE ASSETS SUBSCRIBERS (OR OTHER ACCOUNT AGREEMENT FOR NON-ACTIVE ASSETS SUBSCRIBERS) AND WILL BE FURNISHED TO NEW SUBSCRIBERS PRIOR TO THE TIME AN ACTIVE ASSETS ACCOUNT, OR OTHER SECURITIES ACCOUNT, IS OPENED. REFERENCE IS MADE TO SUCH MATERIAL FOR INFORMATION WITH RESPECT TO THE ACTIVE ASSETS AND OTHER PROGRAMS, INCLUDING THE FEES RELATED THERETO. FOR MORE COMPLETE DETAILS ABOUT THE ACTIVE ASSETS INSURED ACCOUNT, INCLUDING PROCEDURES FOR TRANSFERRING FROM ANY OF THE TRUSTS, THE SUBSCRIBER SHOULD CONSULT HIS OR HER DEAN WITTER ACCOUNT EXECUTIVE.


      For information on participation in the Active Assets program and information relating to a specific account, call:
     - Anywhere in the United        - In New York City (212)
     States, Puerto Rico and the       392-5000
       Virgin Islands toll free at
       (800) 869-3326

ACTIVE ASSETS IS A REGISTERED TRADEMARK OF DEAN WITTER REYNOLDS INC. AUGUST 22, 1997

TRUSTEES AND OFFICERS

ACTIVE ASSETS MONEY TRUST
ACTIVE ASSETS TAX-FREE TRUST
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer


Barry Fink

Vice President, Secretary and
General Counsel

Jonathan R. Page
Vice President

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

                           ACTIVE ASSETS MONEY TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company the investment objectives of which are high current income, preservation of capital and liquidity. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


    The Trust will invest in a diversified portfolio of short-term money market instruments consisting primarily of United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more, high grade commercial paper, high grade corporate obligations maturing in thirteen months or less and certificates of deposit of $100,000 or less of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, which are fully insured by the FDIC.


    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objective and Policies/5                 Plan of Distribution/A-6
Investment Restrictions/6                           Dividends, Distributions and Taxes/A-6
Financial Statements -- June 30, 1997/9             General Information/A-9
Report of Independent Accountants/19                Voting Rights/A-9
Purchase and Redemption of Shares/A-1               Custodian/A-10
    Purchase of Shares/A-1                          Shareholder Inquiries/A-10
    Purchase of Shares by Non-Participants in
      Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 22, 1997, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.


    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS. ANY REPRESENTATION TO
                     THE CONTRARY IS A CRIMINAL OFFENSE.
                             ----------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 22, 1997.


                           ACTIVE ASSETS MONEY TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing in money market
TRUST                  instruments. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of
                       Distribution pursuant to Rule 12b-1 under the Act. (See page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Money Trust are offered to participants in the Active Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest directly in shares of the Trust (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Money Trust, the Active Assets Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa
                       Account. See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested in shares of the Money Trust daily at their net asset value without any sales charge. Dean Witter Distributors Inc. is the Distributor of shares of the Trust.
                       Investments in shares are made under the circumstances described under "Purchase and Redemption of
                       Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High current income, preservation of capital and liquidity (see page 5). There can be no assurance
OBJECTIVES             that the Trust's objectives can be achieved.
------------------------------------------------------------------------------------------------------------------------
AUTHORIZED             Money market instruments as follows (see page 5):
INVESTMENTS            - United States Government securities;
                       - Obligations of U.S. regulated banks having assets of $1 billion or more;
                       - High grade commercial paper;
                       - High grade corporate obligations maturing in thirteen months or less;
                       - Certificates of deposit of savings banks and savings institutions having assets of $1 billion or more;
                       - Certificates of deposit of $100,000 or less, of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, fully insured by the FDIC;
                       - Repurchase Agreements (see page 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean Witter InterCapital Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies and other portfolios with assets of approximately $101.2 billion at July 31, 1997 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through Dean Witter
                       Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Money Trust will be redeemed at net
OF SHARES              asset value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's
                       Active Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust's investments are limited to U.S. Government securities, high grade corporate obligations and obligations of banks and savings and loan associations having assets of $1 billion or more and fully insured Certificates of Deposit; consequently, the portfolio securities of the Trust are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion of "Repurchase Agreements" (page 5) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.


                                       2
                           ACTIVE ASSETS MONEY TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1997.



SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
 Purchases..............................       None
Maximum Sales Charge Imposed on
 Reinvested Dividends...................       None
Deferred Sales Charge...................       None
Redemption Fees.........................       None
Exchange Fee............................       None
ANNUAL TRUST OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees.........................       0.29%
12b-1 Fees..............................      0.10%
Other Expenses..........................      0.06%
                                          ---------
Total Trust Operating Expenses..........      0.45%
                                          ---------
                                          ---------



                                                                          10
EXAMPLE                                   1 year    3 years   5 years    years
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment,
 assuming (1) 5% annual return and (2)
 redemption at the end
 of each time period:...................    $ 5       $14       $25       $57


    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                           ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 9.


                                                                   FOR THE YEAR ENDED JUNE 30,
                                -------------------------------------------------------------------------------------------------
                                 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income.........    0.051     0.052     0.051     0.029     0.029     0.045     0.068     0.081     0.083     0.066
Less dividends from net
 investment income............   (0.051)   (0.052)   (0.051)   (0.029)   (0.029)   (0.045)   (0.068)   (0.081)   (0.083)   (0.066)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN+......     5.23%     5.33%     5.23%     2.99%     2.95%     4.58%     7.05%     8.43%     8.57%     6.83%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     0.45%     0.47%     0.49%     0.51%     0.51%     0.54%     0.52%     0.50%     0.52%     0.54%
Net investment income.........     5.07%     5.21%     5.16%     2.95%     2.90%     4.45%     6.80%     8.10%     8.33%     6.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................  $ 8,928   $ 7,170   $ 5,709   $ 4,144   $ 3,604   $ 3,628   $ 3,688   $ 3,454   $ 3,021   $ 2,519
------------------------------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                           ACTIVE ASSETS MONEY TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE INVESTMENT OBJECTIVES MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE TRUST'S SHAREHOLDERS. THE TRUST SEEKS TO ACHIEVE ITS OBJECTIVES BY INVESTING IN THE FOLLOWING MONEY MARKET INSTRUMENTS:



    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank), including Treasury bills, notes, bonds (including zero coupon bonds) and coupons;



    BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances and bank notes) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, including obligations of foreign branches of domestic banks (because of its relationship to the Active Assets program, the Trust will not purchase securities of Bank One, Columbus, N.A. or its affiliates and will not deal with such Bank or its affiliates as a principal in the purchase and sale of securities);



    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;



    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the FDIC, limited to $100,000 principal amount per certificate and to 10% or less of the Trust's total assets in all such obligations or in all illiquid assets, in the aggregate;



    COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. Commercial paper and corporate debt obligations maturing in thirteen months or less which are rated in one of the two highest rating categories for short-term debt obligations or, if not rated, have been issued by issuers which have another short-term debt obligation that is comparable in priority and security to such non-rated securities and is so rated, by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or which, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bankwatch, Inc. Their rating criteria are described in the Appendix to the Fund's Statement of Additional Information.



    The foregoing rating limitations apply at the time of acquisition of a security. Any subsequent change in any rating by a rating service will not require elimination of any security from the Fund's portfolio. However, in accordance with procedures adopted by the Fund's Board of Directors pursuant to federal securities regulations governing money market funds, if the Investment Manager becomes aware that a portfolio security has received a new rating from an NRSRO that is below the second highest rating, then, unless the security is disposed of within five days, the Investment Manager will perform a creditworthiness analysis of any such down-graded securities, which analysis will be reported to the Directors who will, in turn, determine whether the securities continue to present minimal credit risks to the Fund.



    The ratings assigned by the NRSROs represent their opinions as to the quality of the securities they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality.



    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed as a type of secured lending by the Trust, and which typically involve the acquisition by the


                                       5
                           ACTIVE ASSETS MONEY TRUST

Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.



    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted either at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.



    The foregoing investment policies are not fundamental and may be changed by the Board of Trustees without shareholder vote.


PORTFOLIO MANAGEMENT--

    Although the Trust will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.


    The Trust will attempt to balance its objectives of high current income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities that mature in more than thirteen months from the date of purchase.


    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Although the Trust is expected to have a high portfolio turnover rate due to the short maturities of its portfolio securities, the Trust's income or the net asset value of its shares should not be affected as brokers' commissions are not normally incurred. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    These restrictions provide that the Trust may not:

   1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

                                       6
                           ACTIVE ASSETS MONEY TRUST

   2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in such securities;


   3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Trust (for this purpose all indebtedness of an issuer shall be deemed a single class of security); and

   4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Trust's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                                       7
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Active Assets Money Trust was held for the purpose of voting on five separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE PROPOSED MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For.......................................................................................  4,203,190,900
Against...................................................................................   126,820,461
Abstain...................................................................................   333,093,127

(2) ELECTION OF TRUSTEES:

Michael Bozic
For......................  4,418,013,368
Withheld.................   245,091,120
Charles A. Fiumefreddo
For......................  4,414,449,767
Withheld.................   248,654,721
Edwin J. Garn
For......................  4,413,567,307
Withheld.................   249,537,181
John R. Haire
For......................  4,412,927,583
Withheld.................   250,176,905
Wayne E. Hedien
For......................  4,419,370,276
Withheld.................   243,734,212
Dr. Manuel H. Johnson
For......................  4,415,532,836
Withheld.................   247,571,652
Michael E. Nugent
For......................  4,418,200,074
Withheld.................   244,904,414
Philip J. Purcell
For......................  4,422,077,814
Withheld.................   241,026,674
John L. Schroeder
For......................  4,419,767,081
Withheld.................   243,337,407

(3) APPROVAL OF AN AMENDMENT TO THE TRUST'S INVESTMENT POLICIES TO AUTHORIZE THE BOARD OF TRUSTEES TO MODIFY THE TRUST'S INVESTMENT POLICIES:

For.......................................................................................  3,991,812,889
Against...................................................................................   233,002,805
Abstain...................................................................................   438,288,794

(4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT
   COMPANIES:

For.......................................................................................  3,943,997,002
Against...................................................................................   260,728,039
Abstain...................................................................................   458,379,447

(5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

For.......................................................................................  4,284,446,536
Against...................................................................................    88,210,563
Abstain...................................................................................   290,447,389

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997


ASSETS:
Investments in securities, at value
  (identified cost $8,916,421,030)..........................  $8,916,421,030
Cash........................................................          53,222
Interest receivable.........................................      15,467,499
Prepaid expenses and other assets...........................         110,763
                                                              --------------

     TOTAL ASSETS...........................................   8,932,052,514
                                                              --------------

LIABILITIES:
Payable for:
    Investment management fee...............................       2,189,233
    Plan of distribution fee................................         765,282
    Shares of beneficial interest repurchased...............           6,139
Accrued expenses and other payables.........................       1,052,432
                                                              --------------

     TOTAL LIABILITIES......................................       4,013,086
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   8,928,029,368
Accumulated undistributed net investment income.............          10,060
                                                              --------------

     NET ASSETS.............................................  $8,928,039,428
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  8,928,029,368 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                       $1.00
                                                              --------------
                                                              --------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       9

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $457,814,495
                                                              ------------

EXPENSES
Investment management fee...................................    23,990,221
Plan of distribution fee....................................     8,096,861
Transfer agent fees and expenses............................     3,579,681
Registration fees...........................................       916,465
Custodian fees..............................................       324,403
Shareholder reports and notices.............................       290,700
Professional fees...........................................        64,038
Trustees' fees and expenses.................................        15,118
Other.......................................................        59,795
                                                              ------------

     TOTAL EXPENSES.........................................    37,337,282
                                                              ------------

NET INVESTMENT INCOME AND NET INCREASE......................  $420,477,213
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS


                                                              FOR THE YEAR   FOR THE YEAR
                                                                  ENDED          ENDED
                                                              JUNE 30, 1997  JUNE 30, 1996
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $ 420,477,213  $ 345,193,903

Dividends from net investment income........................   (420,473,721)  (345,191,836)
Net increase from transactions in shares of beneficial
  interest..................................................  1,757,892,646  1,461,230,225
                                                              -------------  -------------

     NET INCREASE...........................................  1,757,896,138  1,461,232,292

NET ASSETS:
Beginning of period.........................................  7,170,143,290  5,708,910,998
                                                              -------------  -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $10,060 AND $6,568, RESPECTIVELY).......................  $8,928,039,428 $7,170,143,290
                                                              -------------  -------------
                                                              -------------  -------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding

                                       12
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

$2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $27,835,333,826 and $26,468,684,938, respectively.

                                       13
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $326,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,658. At June 30, 1997, the Trust had an accrued pension liability of $47,415 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1997    JUNE 30, 1996
                                                                   ---------------  ---------------
Shares sold......................................................   32,530,523,067   26,645,844,853
Shares issued in reinvestment of dividends.......................      419,594,925      344,415,057
                                                                   ---------------  ---------------
                                                                    32,950,117,992   26,990,259,910
Shares repurchased...............................................  (31,192,225,346) (25,529,029,685)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................    1,757,892,646    1,461,230,225
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------

6. FINANCIAL HIGHLIGHTS

See the "Financial Highlights" table on page 4 of this Prospectus.

                                       14
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATES                        PURCHASE             VALUE
----------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (79.0%)
             AUTOMOTIVE - FINANCE (11.5%)
 $ 235,000   Chrysler Financial Corp.
               07/08/97 - 09/25/97...........................     5.64 - 5.70  %   $     233,698,454
   380,350   Ford Motor Credit Co.
               07/30/97 - 12/26/97...........................     5.42 - 5.87            375,879,234
   421,500   General Motors Acceptance Corp.
               07/15/97 - 12/29/97...........................     5.55 - 6.03            415,916,779
                                                                                   -----------------
                                                                                       1,025,494,467
                                                                                   -----------------
             BANK HOLDING COMPANIES (13.3%)
   175,000   BankAmerica Corp.
               08/11/97 - 12/29/97...........................     5.50 - 6.00            172,723,878
   346,800   Bankers Trust New York Corp.
               07/07/97 - 12/31/97...........................     5.69 - 5.79            344,107,864
    88,700   Chase Manhattan Corp.
               08/14/97 - 09/29/97...........................     5.76 - 5.77             87,914,826
   111,000   First Union Corp.
               08/01/97 - 08/29/97...........................     5.70 - 5.76            110,223,338
   110,000   Morgan (J.P.) & Co. Inc.
               07/21/97 - 08/14/97...........................     5.50 - 5.58            109,495,514
    63,425   NationsBank Corp.
               07/21/97 - 08/20/97...........................     5.65 - 5.68             62,994,964
   233,300   PNC Funding Corp.
               07/10/97 - 08/28/97...........................     5.50 - 5.81            232,243,437
    70,000   Republic New York Corp.
               12/24/97......................................         5.72                68,097,244
                                                                                   -----------------
                                                                                       1,187,801,065
                                                                                   -----------------
             BANKS - COMMERCIAL (33.6%)
   400,000   Abbey National North America Corp.
               07/07/97 - 10/10/97...........................     5.44 - 5.92            396,106,250
   175,000   A N Z (DE) Inc.
               08/18/97 - 02/25/98...........................     5.52 - 5.95            172,250,364
   359,250   ABN - AMRO North America Finance Inc.
               07/08/97 - 12/15/97...........................     5.50 - 5.91            356,619,718
   136,400   Barclays U.S. Funding Corp.
               08/21/97 - 12/04/97...........................     5.69 - 5.85            134,445,599
   130,000   Canadian Imperial Holdings Inc.
               08/27/97 - 09/08/97...........................     5.42 - 5.55            128,814,096
   385,000   Deutsche Bank Financial Inc.
               07/15/97 - 08/27/97...........................     5.47 - 5.72            382,849,433
   237,000   Dresdner U.S. Finance Inc.
               07/01/97 - 07/22/97...........................     5.39 - 5.62            236,833,542
   120,000   International Nederlanden (U.S) Funding Corp.
               10/31/97 - 11/03/97...........................     5.92 - 5.93            117,628,125
   300,000   National Australia Funding (DE) Inc.
               07/18/97 - 10/01/97...........................     5.48 - 5.85            298,353,175
   165,000   Societe Generale N.A. Inc.
               07/25/97 - 09/15/97...........................     5.51 - 5.67            163,405,147

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATES                        PURCHASE             VALUE
----------------------------------------------------------------------------------------------------
 $ 337,550   Toronto - Dominion Holdings USA Inc.
               08/22/97 - 12/31/97...........................     5.63 - 5.78  %   $     331,722,542
    50,000   Union Commercial Funding Corp.
               07/10/97......................................         5.56                49,932,375
   235,000   WestPac Capital Corp.
               07/09/97 - 12/08/97...........................     5.47 - 5.83            231,517,289
                                                                                   -----------------
                                                                                       3,000,477,655
                                                                                   -----------------
             BROKERAGE (2.6%)
   238,300   Goldman Sachs Group L.P.
               09/02/97 - 09/11/97...........................     5.66 - 5.71            235,748,719
                                                                                   -----------------
             FINANCE - COMMERCIAL (2.8%)
   250,775   CIT Group Holdings, Inc.
               07/10/97 - 09/24/97...........................     5.65 - 5.70            248,686,939
                                                                                   -----------------
             FINANCE - CONSUMER (6.7%)
   345,750   American Express Credit Corp.
               07/09/97 - 08/22/97...........................     5.56 - 5.60            344,603,665
    65,000   Avco Financial Services Inc.
               07/03/97 - 10/21/97...........................     5.45 - 5.68             64,554,889
    45,000   Beneficial Corp.
               07/28/97......................................         5.71                44,810,325
   150,000   Household Finance Corp.
               07/31/97 - 09/02/97...........................     5.62 - 5.79            149,040,541
                                                                                   -----------------
                                                                                         603,009,420
                                                                                   -----------------
             FINANCE - DIVERSIFIED (5.6%)
    66,200   Associates Corp. of North America
               07/17/97 - 09/05/97...........................     5.61 - 5.69             65,820,453
   435,500   General Electric Capital Corp.
               07/14/97 - 01/23/98...........................     5.49 - 5.83            430,048,931
                                                                                   -----------------
                                                                                         495,869,384
                                                                                   -----------------
             FINANCE - EQUIPMENT (0.8%)
    68,900   Deere (John) Capital Corp.
               07/25/97 - 08/08/97...........................     5.62 - 5.70             68,543,384
                                                                                   -----------------
             INDUSTRIALS (0.5%)
    45,000   Catepillar Financial Services Corp.
               07/10/97......................................         5.71                44,936,775
                                                                                   -----------------
             OFFICE EQUIPMENT (0.5%)
    45,000   IBM Credit Corp.
               08/25/97......................................         5.71                44,613,625
                                                                                   -----------------
             UTILITIES - FINANCE (1.1%)
    98,000   National Rural Utilities Cooperative Finance
               Corp.
               07/17/97 - 07/29/97...........................     5.63 - 5.71             97,610,537
                                                                                   -----------------

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $7,052,791,970).....................................      7,052,791,970
                                                                                   -----------------
             SHORT-TERM BANK NOTES (8.0%)
    70,000   Bank of America NT & SA
               09/12/97 - 03/03/98...........................     5.57 - 5.96             70,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       16
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATES                        PURCHASE             VALUE
----------------------------------------------------------------------------------------------------
 $  55,000   Corestates Bank, N.A.
               09/12/97 - 11/05/97...........................     5.66 - 5.85  %   $      55,000,000
   325,000   F.C.C. National Bank
               07/09/97 - 10/02/97...........................     5.50 - 5.82            325,000,000
    35,000   First National Bank of Boston
               10/08/97......................................         5.72                35,000,000
    35,300   First National Bank of Chicago
               08/20/97......................................         5.40                35,300,000
    90,000   La Salle National Bank
               08/15/97 - 09/04/97...........................     5.74 - 5.77             90,000,000
   100,000   Wachovia Bank, N.A.
               09/17/97......................................         5.66               100,000,000
                                                                                   -----------------

             TOTAL SHORT-TERM BANK NOTES
             (AMORTIZED COST $710,300,000).......................................        710,300,000
                                                                                   -----------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.6%)
    45,000   Federal Farm Credit Bank
               06/25/98......................................         5.75                42,558,800
    80,000   Federal National Mortgage Assoc.
               10/03/97 - 06/19/98...........................     5.75 - 5.76             76,895,005
   120,950   U.S. Treasury Bills
               02/05/98 - 05/28/98...........................     5.52 - 5.96            115,407,346
                                                                                   -----------------

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (AMORTIZED COST $234,861,151).......................................        234,861,151
                                                                                   -----------------
             CERTIFICATES OF DEPOSIT (6.9%)
    25,000   Bankers Trust Co.
               12/30/97......................................         5.75                25,000,000
   190,000   Chase Manhattan Bank (USA)
               07/15/97 - 10/08/97...........................     5.55 - 5.68            190,000,000
    77,725   Mellon Bank, N.A.
               09/03/97 - 10/29/97...........................     5.75 - 5.88             77,725,000
    50,000   Suntrust Bank, Atlanta
               09/29/97......................................         5.63                50,000,000
   220,000   Union Bank of California, N.A.
               07/08/97 - 09/15/97...........................     5.54 - 5.75            220,000,000
    50,000   Wachovia Bank, N.A.
               07/17/97......................................         5.38                50,000,000
                                                                                   -----------------

             TOTAL CERTIFICATES OF DEPOSIT
             (AMORTIZED COST $612,725,000).......................................        612,725,000
                                                                                   -----------------
             BANKERS' ACCEPTANCES (3.4%)
   214,000   Corestates Bank, N.A.
               07/28/97 - 11/19/97...........................     5.39 - 5.87            211,417,502
    15,000   Mellon Bank, N.A.
               07/30/97......................................         5.49                14,935,354
    45,000   NationsBank, N.A.
               07/07/97......................................         5.49                44,959,950

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATES                        PURCHASE             VALUE
----------------------------------------------------------------------------------------------------
 $  35,000   Republic National Bank of New York
               08/29/97 - 11/20/97...........................     5.48 - 5.70  %   $      34,430,103
                                                                                   -----------------

             TOTAL BANKERS' ACCEPTANCES
             (AMORTIZED COST $305,742,909).......................................        305,742,909
                                                                                   -----------------

TOTAL INVESTMENTS
(AMORTIZED COST $8,916,421,030) (A)........       99.9%  8,916,421,030

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES................................        0.1      11,618,398
                                                 -----   -------------

NET ASSETS.................................      100.0%  $8,928,039,428
                                                 -----   -------------
                                                 -----   -------------

---------------------
(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS MONEY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Money Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                                       19
                           ACTIVE ASSETS MONEY TRUST

                          ACTIVE ASSETS TAX-FREE TRUST
       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objective of the Tax-Free Trust is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objective and Policies/5                 Plan of Distribution/A-6
Investment Restrictions/8                           Dividends, Distributions and Taxes/A-6
Financial Statements -- June 30, 1997/10            General Information/A-9
Report of Independent Accountants/23                Voting Rights/A-9
Purchase and Redemption of Shares/A-1               Custodian/A-10
    Purchase of Shares/A-1                          Shareholder Inquiries/A-10
    Purchase of Shares by Non-Participants in
     the Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
    the Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 22, 1997, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.


    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                           CONTRARY IS A CRIMINAL OFFENSE.

                              -------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 22, 1997.


                          ACTIVE ASSETS TAX-FREE TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  securities exempt from federal income tax. The Trust is authorized to reimburse Dean Witter
                       Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page A-6). The
                       Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page
                       A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Tax-Free Trust are offered to participants in the Active Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest directly in shares of the Trust. (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Active Assets Money Trust, the Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa
                       Account. See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested daily in shares of the Trust at their current net asset value without any sales charge. Dean Witter Distributors Inc. is the Distributor of shares of the
                       Trust. Investments in shares are made under the circumstances described under "Purchase and
                       Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily tax-exempt income consistent with stability of principal and liquidity (see
OBJECTIVE              page 5). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean Witter InterCapital Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies with assets under management of approximately $101.2 billion at July 31, 1997 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through Dean Witter
                       Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Trust will be redeemed at net asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active
                       Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term fixed-income securities issued or guaranteed by state and local governments which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 6) and
                       "when-issued and delayed delivery securities" (page 7) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                          ACTIVE ASSETS TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1997.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................     None
Maximum Sales Charge Imposed on Reinvested Dividends.......................     None
Deferred Sales Charge......................................................     None
Redemption Fees............................................................     None
Exchange Fee...............................................................     None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.41%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.04%
                                                                                -----
Total Trust Operating Expenses.............................................     0.55%
                                                                                -----
                                                                                -----

                                                                          10
EXAMPLE                                   1 year    3 years   5 years    years
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 6       $18       $31       $69

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                          ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 10.

                                                                        FOR THE YEAR ENDED JUNE 30,
                                          ----------------------------------------------------------------------------------------
                                             1997         1996         1995         1994         1993         1992         1991
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net investment income...................       0.030        0.031        0.030        0.020        0.021        0.033        0.047
Less dividends from net investment
 income.................................      (0.030)      (0.031)      (0.030)      (0.020)      (0.021)      (0.033)      (0.047)
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
TOTAL INVESTMENT RETURN+................        3.05%        3.12%        3.09%        2.01%        2.15%        3.38%        4.84%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.55%        0.55%        0.56%        0.56%        0.57%        0.59%        0.60%
Net investment income...................        2.98%        3.08%        3.05%        1.98%        2.13%        3.30%        4.71%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................  $    1,634   $    1,542   $    1,499   $    1,416   $    1,355   $    1,304   $    1,342


                                             1990         1989         1988
                                          ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
Net investment income...................       0.054        0.056        0.043
Less dividends from net investment
 income.................................      (0.054)      (0.056)      (0.043)
                                          ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
TOTAL INVESTMENT RETURN+................        5.57%        5.77%        4.45%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.56%        0.58%        0.57%
Net investment income...................        5.44%        5.66%        4.35%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................  $    1,174   $    1,112   $    1,034

------------------------------

    +      CALCULATED BASED ON NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                          ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal personal income tax ("tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities (as defined in the Act). There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include Municipal Bonds, Municipal Notes and Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs" -- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Municipal Bonds and Municipal Notes are debt obligations of states, cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). Municipal Commercial Paper refers to short-term obligations of municipalities.

    The Trust may purchase certain Municipal Obligations which have a final maturity of more than thirteen months but which are subject to short-term demand features or tenders prior to final maturity, either determined by the issuer or selected at the holder's option. The former are commonly referred to as "variable rate" obligations (see below) and the latter as municipal commercial paper. The Trust may purchase Municipal Bonds and Notes if they are within either the short-term or long-term rating levels set forth above for Municipal Obligations.

    See the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings.

    Any municipal obligation which depends on the credit of the Federal Government shall be considered to have a rating in the highest category.


    Up to 20% of the Trust's total assets may be invested in securities the interest on which is not exempt from federal personal income tax ("taxable securities") and in tax-exempt securities subject to the federal alternative minimum tax for individuals ("AMT") (tax-exempt securities which are subject to the AMT will not be included in the 80% total referred to above for investment in tax-exempt securities).


    Up to 20% of the Trust's total assets may be invested in taxable securities of the type described below. The Trust may temporarily invest more than 20% in taxable securities and tax-exempt securities subject to AMT to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may invest are limited to the following short-term, fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) prime commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit and banker's acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

                                       5
                          ACTIVE ASSETS TAX-FREE TRUST

    The foregoing percentage and rating limita-tions apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or amount of total or net assets may not require elimination of any security from the Trust's portfolio.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    Certain lease obligations have not developed the depth of marketability associated with more conventional municipal obligations, and, as a result, may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid securi-

                                       6
                          ACTIVE ASSETS TAX-FREE TRUST

ties), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    The high quality, short-term fixed income securities in which the Trust principally invests are issued and/or guaranteed by state and local governments and their agencies and authorities and are subject to minimal risk of loss of income and principal.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sales of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

                                       7
                          ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act. For purposes of the following limitations: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security provided that the guarantee of a security will be considered a separate security and, provided further, that a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or amount of total or net assets does not require elimination of any security from the portfolio.

    The Trust may not:

        1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

        2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

        3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

        4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities; and

        5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

                                       8
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Active Assets Tax-Free Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE PROPOSED MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For........................................................................................  836,203,030
Against....................................................................................   37,356,302
Abstain....................................................................................   57,797,711

(2) ELECTION OF TRUSTEES

Michael Bozic
For........................  884,408,250
Withheld...................   46,948,793
Charles A. Fiumefreddo
For........................  884,213,260
Withheld...................   47,143,783
Edwin J. Garn
For........................  884,127,276
Withheld...................   47,229,767
John R. Haire
For........................  883,816,425
Withheld...................   47,540,618
Wayne E. Hedien
For........................  884,377,798
Withheld...................   46,979,245
Dr. Manuel H. Johnson
For........................  884,556,808
Withheld...................   46,800,235
Michael E. Nugent
For........................  884,510,084
Withheld...................   46,846,959
Philip J. Purcell
For........................  884,618,205
Withheld...................   46,738,838
John L. Schroeder
For........................  884,561,981
Withheld...................   46,795,062

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT
   COMPANIES:

For........................................................................................  792,139,879
Against....................................................................................   56,720,138
Abstain....................................................................................   82,497,026

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

For........................................................................................  874,317,851
Against....................................................................................   12,725,805
Abstain....................................................................................   44,313,387

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (amortized cost
  $1,650,521,049)...........................................  $1,650,521,049
Cash........................................................       4,639,801
Receivable for:
    Investment sold.........................................      30,000,000
    Interest................................................      11,283,020
Prepaid expenses and other assets...........................         153,643
                                                              --------------

     TOTAL ASSETS...........................................   1,696,597,513
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      62,213,200
    Investment management fee...............................         569,572
    Plan of distribution fee................................         139,320
Accrued expenses and other payables.........................         148,611
                                                              --------------

     TOTAL LIABILITIES......................................      63,070,703
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,633,518,142
Accumulated undistributed net investment income.............          15,210
Net realized loss...........................................          (6,542)
                                                              --------------

     NET ASSETS.............................................  $1,633,526,810
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  1,633,528,242 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                       $1.00
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $58,693,801
                                                              -----------

EXPENSES
Investment management fee...................................    6,784,852
Plan of distribution fee....................................    1,620,070
Transfer agent fees and expenses............................      346,987
Registration fees...........................................      146,045
Custodian fees..............................................       82,034
Professional fees...........................................       59,906
Shareholder reports and notices.............................       57,364
Trustees' fees and expenses.................................       15,130
Other.......................................................       24,495
                                                              -----------

     TOTAL EXPENSES.........................................    9,136,883

     LESS: EXPENSE OFFSET...................................      (19,887)
                                                              -----------

     NET EXPENSES...........................................    9,116,996
                                                              -----------

     NET INVESTMENT INCOME..................................   49,576,805

     NET REALIZED LOSS......................................       (6,542)
                                                              -----------

NET INCREASE................................................  $49,570,263
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                  ENDED          ENDED
                                                              JUNE 30, 1997  JUNE 30, 1996
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $  49,576,805  $  49,272,443
Net realized gain (loss)....................................         (6,542)        67,452
                                                              -------------  -------------

     NET INCREASE...........................................     49,570,263     49,339,895
                                                              -------------  -------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................    (49,562,686)   (49,272,477)
Net realized gain...........................................         (7,971)      --
                                                              -------------  -------------

     TOTAL..................................................    (49,570,657)   (49,272,477)
                                                              -------------  -------------
Net increase from transactions in shares of beneficial
  interest..................................................     91,640,075     42,488,823
                                                              -------------  -------------

     NET INCREASE...........................................     91,639,681     42,556,241

NET ASSETS:
Beginning of period.........................................  1,541,887,129  1,499,330,888
                                                              -------------  -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $15,210 AND $1,091, RESPECTIVELY).......................  $1,633,526,810 $1,541,887,129
                                                              -------------  -------------
                                                              -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion;

                                       13
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

                                       14
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $3,297,805,320 and $3,289,494,200, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $30,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997, included in Trustees' fees and expenses in the Statement of Operations amounted to $1,657. At June 30, 1997, the Trust had an accrued pension liability of $47,414 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1997    JUNE 30, 1996
                                                                   ---------------  ---------------
Shares sold......................................................    5,701,581,425    5,666,091,760
Shares issued in reinvestment of dividends.......................       49,570,657       49,272,477
                                                                   ---------------  ---------------
                                                                     5,751,152,082    5,715,364,237
Shares repurchased...............................................   (5,659,512,007)  (5,672,875,414)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................       91,640,075       42,488,823
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $6,500 during fiscal 1997.

As of June 30, 1997, the Trust had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net realized loss was credited $10,100.

7. FINANCIAL HIGHLIGHTS

See the "Financial Highlights" table on page 4 of this Prospectus.

                                       15
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (67.0%)
             ARIZONA
 $  12,200   Arizona Educational Loan Marketing Corporation, 1991 Ser A (AMT)......................      4.25 %    07/08/97
     4,265   Maricopa County Industrial Development Authority, Samaritan Health Svc Ser B-2
               (MBIA)..............................................................................      4.05      07/01/97
     8,000   Maricopa County, New Mexico Public Service Co Ser 1992 A..............................      4.10      07/08/97
             ARKANSAS
    20,000   Crossett, Georgia Pacific Corp Ser 1984...............................................      4.15      07/08/97
             CALIFORNIA
     6,250   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992...........................      4.00      07/01/97
     4,000   Sacramento County, Administration Center & Courthouse Ser 1990 COPs...................      3.90      07/08/97
    14,700   Southern California Public Power Authority, Transmission 1991 Refg Ser (AMBAC)........      3.90      07/08/97
             COLORADO
    11,500   Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser A....................      4.10      07/08/97
    15,000   Colorado Student Obligation Bond Authority, Ser 1989 A (AMT)..........................      4.25      07/08/97
             CONNECTICUT
    25,000   Connecticut Development Authority, Connecticut Light & Power Co 1993 A Ser............      4.05      07/08/97
    30,000   Connecticut Special Assessment, Unemployment Compensation 1993 Ser C (FGIC)...........      3.90      07/01/98
             FLORIDA
    25,000   Dade County, Water & Sewer Ser 1994 (FGIC)............................................      4.15      07/08/97
    22,300   Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 B & C.........      4.15      07/08/97
     6,300   Dade County Health Facilities Authority, Miami Children's Hospital Ser 1990...........      4.20      07/01/97
     4,200   Jacksonville Health Facilities Authority, Baptist Medical Center Ser 1993 (MBIA)......      4.55      07/01/97
    14,000   Putman County Development Authority, Seminole Electric Co-op Inc Ser 1984 D (NRU-CFC
               Gtd)................................................................................      3.60      12/15/97
    25,000   Volusia County Health Facilities Authority, Pooled Ser 1985 (FGIC)....................      4.15      07/08/97
             GEORGIA
    21,000   Albany-Dougherty County Hospital Authority, Phoebe-Putney Memorial Hospital Ser 1991
               (AMBAC).............................................................................      4.20      07/08/97
    15,000   Burke County Development Authority,
               Ogelthorpe Power Co Ser 1994 A (FGIC)...............................................      4.15      07/08/97
    16,102   Georgia Municipal Association, Pool Ser 1990 COPs (MBIA)..............................      4.15      07/08/97
             HAWAII
     9,260   Hawaii Department of Budget & Finance, Kaiser Permanente Semiannual Tender Ser 1984
               B...................................................................................      3.50      09/01/97
             IDAHO
    13,035   Idaho Health Facilities Authority, St Luke's Regional Medical Center Ser 1995.........      4.10      07/01/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  12,200   $      12,200,000
     4,265
                     4,265,000
     8,000           8,000,000

    20,000          20,000,000

     6,250           6,250,000
     4,000           4,000,000
    14,700          14,700,000

    11,500          11,500,000
    15,000          15,000,000

    25,000          25,000,000
    30,000          30,000,000

    25,000          25,000,000
    22,300          22,300,000
     6,300           6,300,000
     4,200           4,200,000
    14,000
                    14,000,000
    25,000          25,000,000

    21,000
                    21,000,000
    15,000
                    15,000,000
    16,102          16,101,957

     9,260
                     9,260,000

    13,035          13,035,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       16
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             ILLINOIS
 $  30,000   Chicago, Tender Notes Ser 1996........................................................      3.55 %    10/31/97
             Illinois Health Facilities Authority,
     8,900     Gottlieb Health Resources Inc Ser 1990..............................................      4.15      07/08/97
     7,000     HealthCorp Affiliates Central DuPage Hospital Assn Ser 1990.........................      4.10      07/01/97
    20,000   Illinois Toll Highway Authority, Refg Ser 1993-B (MBIA)...............................      4.15      07/08/97
             INDIANA
    14,000   Indiana Hospital Equipment Financing Authority, Ser 1985 A (MBIA).....................      4.25      07/08/97
    10,060   Indianapolis, Ogden Martin Sys Inc Ser 1987 (AMT).....................................      4.25      07/01/97
     8,400   Petersburg, Indianapolis Power & Light Co Ser 1995 B (AMBAC)..........................      4.20      07/08/97
             KENTUCKY
     7,000   Jamestown, Union Underwear Co 1983 Ser A..............................................      4.00      07/08/97
             LOUISIANA
             East Baton Rouge Parish,
     2,000     Exxon Corp Ser 1989.................................................................      4.10      07/01/97
     9,740     Exxon Corp Ser 1993.................................................................      4.05      07/01/97
    30,000   New Orleans Aviation Board, Ser 1993 B (MBIA).........................................      4.15      07/08/97
             MARYLAND
             Maryland Health and Educational Facilities Authority,
     8,000     Johns Hopkins Hospital Ser 1997 A...................................................      4.10      07/08/97
    10,000     North Arundel Hospital Ser 1997 A...................................................      4.20      07/08/97
     8,000   Washington Suburban Sanitary District, 1996 Ser BANs..................................      4.25      07/08/97
             MASSACHUSETTS
    22,500   Massachusetts Bay Transportation Authority, 1984 Ser A................................      3.45      09/02/97
    28,700   Massachusetts Health & Educational Facilities Authority, Harvard University Ser 1985
               I...................................................................................      4.00      07/08/97
    15,200   Massachusetts Industrial Finance Agency, Ogden Haverhill Ser 1992 A...................      4.10      07/08/97
     5,000   Massachusetts Municipal Wholesale Electric Company, Power Supply 1994 Ser C...........      4.10      07/08/97
             MICHIGAN
     5,100   Delta County Economic Development Corporation, Mead-Escanaba Paper Co Ser 1985 E......      4.05      07/01/97
     6,300   Michigan Strategic Fund, Detroit Edison Co Ser 1995 CC................................      4.25      07/01/97
             MINNESOTA
     8,100   Minneapolis & St Paul Housing & Redevelopment Authority, Childrens' Health Care Ser
               1995 B (FSA)........................................................................      4.30      07/01/97
             MISSISSIPPI
     7,000   Jackson County, Chevron USA Inc Ser 1993..............................................      4.00      07/01/97
             MISSOURI
             Missouri Health & Educational Facilities Authority,
    10,000     Sisters of Mercy Health System St Louis Inc Ser 1989 A..............................      4.15      07/08/97
    10,000     SSM Health Care Ser 1995 B..........................................................      4.15      07/08/97
     9,200     Washington University Ser 1996 C....................................................      4.10      07/01/97
             NEW HAMPSHIRE
     2,500   New Hampshire Higher Educational & Health Facilities Authority, Dartmouth Education
               Loan Corp Ser 1993 (AMT)............................................................      4.05      12/01/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  30,000   $      30,000,000

     8,900           8,900,000
     7,000           7,000,000
    20,000          20,000,000

    14,000          14,000,000
    10,060          10,060,000
     8,400           8,400,000

     7,000           7,000,000

     2,000           2,000,000
     9,740           9,740,000
    30,000          30,000,000

     8,000           8,000,000
    10,000          10,000,000
     8,000           8,000,000

    22,500          22,500,000
    28,700
                    28,700,000
    15,200          15,200,000
     5,000           5,000,000

     5,100           5,100,000
     6,300           6,300,000

     8,100
                     8,100,000

     7,000           7,000,000

    10,000          10,000,000
    10,000          10,000,000
     9,200           9,200,000

     2,500
                     2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             NEW JERSEY
             New Jersey Economic Development Authority,
 $  12,200     New Jersey Natural Gas Co Ser 1995 A (AMBAC) (AMT)..................................      3.85 %    07/01/97
     5,200     United Water New Jersey Inc Ser 1996 B (AMBAC)......................................      3.75      07/01/97
     8,000   New Jersey Turnpike Authority, Ser 1991 D (FGIC)......................................      3.80      07/08/97
     8,000   Union County Pollution Control Financing Authority, Exxon Corp 1994 Ser...............      3.90      07/01/97
             NEW MEXICO
    27,700   Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)........................................      4.15      07/08/97
             NEW YORK
     4,000   New York City Municipal Water Finance Authority, 1995 Ser A (FGIC)....................      5.50      07/01/97
     9,000   New York State Dormitory Authority, Cornell University Ser 1990 B.....................      4.00      07/01/97
     8,000   New York State Energy Research & Development Authority, New York State Electric & Gas
               Corp Ser 1994 C.....................................................................      3.75      07/01/97
     1,000   St Lawrence County Industrial Development Agency, Reynolds Metals Co Ser 1995 (AMT)...      4.20      07/08/97
             NORTH CAROLINA
     9,400   Craven County Industrial Facilities & Pollution Control Financing Authority, Craven
               County Wood Energy Ltd 1989 Ser C (AMT).............................................      4.10      07/01/97
    14,800   Durham, Ser 1993 A COPs...............................................................      4.05      07/08/97
     7,000   North Carolina Educational Facilities Finance Agency, Bowman Gray School of Medicine
               Ser 1996............................................................................      4.15      07/08/97
    29,285   North Carolina Medical Care Commission, Duke University Hospital Ser 1985 B & C.......      4.075     07/08/97
    21,700   Person County Industrial Facilities & Pollution Control Financing Authority, Carolina
               Power & Light Co Ser 1992 A.........................................................      4.30      07/08/97
             NORTH DAKOTA
    10,000   Oliver County, Square Butte Electric Co-op Ser 1996 B (AMBAC).........................      4.10      07/08/97
             OHIO
     5,900   Ohio Air Quality Development Authority, Sohio Air-British Petroleum Co Ser 1995.......      4.05      07/01/97
             OKLAHOMA
    32,360   Oklahoma Water Resources Board, State Loan Prog Ser 1994 A & Ser 1995.................      3.50      09/02/97
             OREGON
     7,700   Oregon, Ser 73 G......................................................................      4.05      07/08/97
             PENNSYLVANIA
    10,000   Allegheny County Hospital Development Authority, Health Education & Research Corp Ser
               1988 B..............................................................................      4.20      07/08/97
     6,200   Delaware County Industrial Development Authority, United Parcel Service of America Inc
               Ser 1985............................................................................      4.00      07/01/97
    11,500   Pennsylvania Higher Education Assistance Agency, Student Loan 1997 Ser A (AMT)........      4.25      07/08/97
    15,000   Pennsylvania Higher Education Facilities Authority, Thomas Jefferson University 1992
               Ser C...............................................................................      3.85      09/23/97
    15,000   York General Authority, Pooled Ser 1996...............................................      4.15      07/08/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  12,200   $      12,200,000
     5,200           5,200,000
     8,000           8,000,000
     8,000           8,000,000

    27,700          27,700,000

     4,000           4,000,000
     9,000           9,000,000
     8,000
                     8,000,000
     1,000           1,000,000

     9,400
                     9,400,000
    14,800          14,800,000
     7,000
                     7,000,000
    29,285          29,285,000
    21,700
                    21,700,000

    10,000          10,000,000

     5,900           5,900,000

    32,360          32,360,000

     7,700           7,700,000

    10,000
                    10,000,000
     6,200
                     6,200,000
    11,500          11,500,000
    15,000
                    15,000,000
    15,000          15,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA
             York County,
 $  10,810     Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC Gtd)....................      3.50 %    08/15/97
    13,640     North Carolina Electric Membership Corp Ser 1984 N-5 (NRU-CFC Gtd)..................      3.55      09/15/97
             TENNESSEE
     6,000   Tennessee Housing Development Agency, Homeownership Ser 1997-1 (AMT)..................      3.75      07/01/97
     7,900   Memphis, Airport Refg Ser 1995 B (AMT)................................................      4.25      07/08/97
     7,500   Metropolitan Nashville Airport Authority, American Airlines Refg Ser 1995 A...........      4.10      07/01/97
    10,000   Volunteer State Student Funding, Ser A-3 (AMT)........................................      4.25      07/08/97
             TEXAS
    16,000   Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 C............................      4.05      07/08/97
    10,000   Hockley County Industrial Development Corporation, Amoco Oil Co Ser 1985..............      3.80      11/01/97
    10,000   Matagorda County Navigation District #1, Houston Lighting & Power Co Ser 1997 (AMBAC)
               (AMT)...............................................................................      4.25      07/01/97
     7,900   Nueces River Authority, Reynolds Metals Co Ser 1985...................................      4.20      07/01/97
             UTAH
    15,000   Intermountain Power Agency, 1985 Ser E................................................      3.55      09/15/97
             WASHINGTON
     5,800   Seattle, Municipal Light & Power Ser 1993.............................................      4.10      07/08/97
    11,900   Washington, Ser 1996 A................................................................      4.10      07/08/97
     9,225   Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
               Ser 1991 A & Ser 1996...............................................................      4.10      07/01/97
             WISCONSIN
     9,500   Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)..........................................      4.425     07/08/97
             Wisconsin Health & Educational Facilities Authority,
    10,000     Franciscan Health Care Inc Ser 1985 A-1.............................................      4.15      07/08/97
     2,775     Wheaton Franciscan Services Inc Ser 1997............................................      4.20      07/08/97
             WYOMING
             LINCOLN COUNTY,
     7,900     Exxon Corp Ser 1984 B...............................................................      4.10      07/01/97
     5,400     Exxon Corp Ser 1987 C (AMT).........................................................      4.25      07/01/97
     9,800   Platte County, Tri-State Generation and Transmission Ser 1984 A.......................      4.20      07/01/97
     4,100   Uinta County, Chevron USA Ser 1993....................................................      4.00      07/01/97

             TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (AMORTIZED COST $1,094,906,957)...............................................................................

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  10,810   $      10,810,000
    13,640          13,640,000

     6,000           6,000,000
     7,900           7,900,000
     7,500           7,500,000
    10,000          10,000,000

    16,000          16,000,000
    10,000          10,000,000
    10,000
                    10,000,000
     7,900           7,900,000

    15,000          15,000,000

     5,800           5,800,000
    11,900          11,900,000
     9,225
                     9,225,000

     9,500           9,500,000

    10,000          10,000,000
     2,775           2,775,000

     7,900           7,900,000
     5,400           5,400,000
     9,800           9,800,000
     4,100           4,100,000
             -----------------

                 1,094,906,957
             -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                YIELD TO
 PRINCIPAL                                                                                                      MATURITY
 AMOUNT IN                                                                              COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                               RATE        DATE       PURCHASE
--------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT COMMERCIAL PAPER (22.1%)
             ARIZONA
 $   7,750   Maricopa County Pollution Control Corporation, Southern California
               Edison Co 1985 Ser B.................................................      3.70 %    07/24/97      3.70  %
             COLORADO
    11,000   Platte River Authority, Electric Subordinate Lien Ser S-1..............      3.75      10/09/97      3.75
             FLORIDA
     7,000   Jacksonville Electric Authority, Ser A.................................      3.75      10/15/97      3.75
    10,000   Orange County Health Facilities Authority, Pooled Hospital Loan Ser
               1985 (MBIA)..........................................................      3.70      08/26/97      3.70
    10,000   Sunshine State Governmental Financing Commission, Ser 1994 B...........      3.65      10/14/97      3.65
             GEORGIA
     5,600   Georgia Municipal Gas Authority, Southern Portfolio I Ser B............      3.60      07/16/97      3.60
             HAWAII
     4,000   Hawaii Department of Budget & Finance, Citizens Utilities Co 1988 Ser B
               (AMT)................................................................      3.70      08/13/97      3.70
     5,800   Honolulu City & County, BANs...........................................      3.75      09/11/97      3.75
             LOUISIANA
    10,000   Louisiana Public Finance Authority, Our Lady of the Lake Regional
               Medical Center Ser 1985 (FSA)........................................      3.65      08/14/97      3.65
             Plaquemines Port Harbor and Terminal District,
    10,600     Electric - Coal Transfer Co Ser 1985 D...............................      3.35      07/10/97      3.35
     9,700     Electric - Coal Transfer Co Ser 1985 D...............................      3.50      07/22/97      3.50
             MARYLAND
    10,000   Anne Arundel County, Ser A BANs........................................      3.70      09/09/97      3.70
             Baltimore County,
     8,000     Ser 1995 BANs........................................................      3.65      07/08/97      3.65
     8,000     Ser 1995 BANs........................................................      3.65      07/14/97      3.65
     6,500     Metro District Ser 1995 BANs.........................................      3.55      08/07/97      3.55
     5,000     Metro District Ser 1995 BANs.........................................      3.80      09/11/97      3.80
             MASSACHUSETTS
             Massachusetts Bay Transportation Authority,
    12,500     Ser C................................................................      3.70      07/29/97      3.70
     9,000     Ser C................................................................      3.70      08/28/97      3.70
    10,000   Massachusetts Health & Educational Facilities Authority, Boston
               University Ser H.....................................................      3.85      08/19/97      3.85
             MISSOURI
    11,000   Missouri Environmental Improvement & Energy Resources Authority, Union
               Electric Co Ser 1985 A...............................................      3.65      07/31/97      3.65
     5,600   Missouri Health & Educational Facilities Authority, SSM Health Care Ser
               1988 C...............................................................      3.75      10/21/97      3.75
             NEBRASKA
             Nebraska Public Power District,
     2,000     Ser B Notes..........................................................      3.65      07/30/97      3.65
    10,000     Ser B Notes..........................................................      3.70      07/30/97      3.70
     5,000     Ser B Notes..........................................................      3.90      08/20/97      3.90


 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $   7,750
             $       7,750,000

    11,000          11,000,000

     7,000           7,000,000
    10,000
                    10,000,000
    10,000          10,000,000

     5,600           5,600,000

     4,000
                     4,000,000
     5,800           5,800,000

    10,000
                    10,000,000

    10,600          10,600,000
     9,700           9,700,000

    10,000          10,000,000

     8,000           8,000,000
     8,000           8,000,000
     6,500           6,500,000
     5,000           5,000,000

    12,500          12,500,000
     9,000           9,000,000
    10,000
                    10,000,000

    11,000
                    11,000,000
     5,600
                     5,600,000

     2,000           2,000,000
    10,000          10,000,000
     5,000           5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       20
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                YIELD TO
 PRINCIPAL                                                                                                      MATURITY
 AMOUNT IN                                                                              COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                               RATE        DATE       PURCHASE
--------------------------------------------------------------------------------------------------------------------------
             NORTH CAROLINA
             North Carolina Eastern Municipal Power Agency,
 $   5,000     Ser 1988 B...........................................................      3.80 %    08/08/97      3.80  %
     7,000     Ser 1996.............................................................      3.60      07/09/97      3.60
    10,000     Ser 1996.............................................................      3.65      08/06/97      3.65
     5,500     Ser 1996.............................................................      3.55      08/08/97      3.55
             PENNSYLVANIA
             Montgomery County Industrial Development Authority,
     8,000     Peco Energy Co 1996 Ser A............................................      3.75      07/15/97      3.75
    10,250     Peco Energy Co 1996 Ser A............................................      3.60      08/27/97      3.60
             SOUTH CAROLINA
             South Carolina Public Service Authority,
    10,000     Promissory Notes.....................................................      3.55      08/21/97      3.55
    10,000     Promissory Notes.....................................................      3.55      09/19/97      3.55
             TEXAS
             Bexar Metropolitan Water District,
    10,500     Ser 1997.............................................................      3.65      07/21/97      3.65
     5,000     Ser 1997.............................................................      3.75      08/11/97      3.75
     7,000   Dallas Area Rapid Transit, Sales Tax Ser A.............................      3.75      09/10/97      3.75
             Harris County Health Facilities Development Corporation,
    10,000     Sisters of Charity of the Incarnate Word Ser 1997 A..................      3.80      07/16/97      3.80
     6,000     Sisters of Charity of the Incarnate Word Ser 1997 A..................      3.70      09/09/97      3.70
             Houston,
    10,000     1993 Ser A...........................................................      3.80      09/17/97      3.80
    10,000     1993 Ser A...........................................................      3.80      10/17/97      3.80
     7,000     Airport Ser 1993 A (AMT).............................................      3.75      08/26/97      3.75
    10,000     Water & Sewer 1994 Ser A.............................................      3.70      10/08/97      3.70
     5,000   San Antonio, Electric & Gas Ser 1995 A.................................      3.80      09/18/97      3.80
     6,500   Texas A & M University, Series 1993 B..................................      3.75      08/20/97      3.75
             WISCONSIN
             Wisconsin Transportation Notes,
     8,000     1997 Ser A...........................................................      3.65      08/12/97      3.65
     7,000     1997 Ser A...........................................................      3.65      08/15/97      3.65

             TOTAL TAX-EXEMPT COMMERCIAL PAPER
             (AMORTIZED COST $361,800,000)................................................................................


 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $   5,000   $       5,000,000
     7,000           7,000,000
    10,000          10,000,000
     5,500           5,500,000

     8,000           8,000,000
    10,250          10,250,000

    10,000          10,000,000
    10,000          10,000,000

    10,500          10,500,000
     5,000           5,000,000
     7,000           7,000,000

    10,000          10,000,000
     6,000           6,000,000

    10,000          10,000,000
    10,000          10,000,000
     7,000           7,000,000
    10,000          10,000,000
     5,000           5,000,000
     6,500           6,500,000

     8,000           8,000,000
     7,000           7,000,000
             -----------------

                   361,800,000
             -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       21
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                YIELD TO
 PRINCIPAL                                                                                                      MATURITY
 AMOUNT IN                                                                              COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                               RATE        DATE       PURCHASE
--------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM MUNICIPAL NOTES (11.9%)
             COLORADO
 $  10,000   Colorado, Ser 1997 A TRANs, dtd 07/01/97 (WI)..........................      4.50 %    06/26/98      3.85  %
             GEORGIA
    11,200   Burke County Development Authority, Ogelthorpe Power Co Ser 1997A
               (AMBAC), dtd 03/07/97................................................      3.60      12/01/97      3.60
             IDAHO
    17,000   Idaho, Ser 1997 TANs, dtd 07/01/97 (WI)................................      4.625     06/30/98      3.88
             INDIANA
    12,000   Indiana Bond Bank, Advance Funding Ser 1997 A-2, dtd 02/04/97..........      4.25      01/21/98      3.70
     5,000   Indianapolis Local Improvement Bond Bank, Ser 1997 A Notes, dtd
               06/19/97.............................................................      4.375     01/08/98      3.76
             IOWA
    18,000   Iowa School Corporations, Warrant Certificates Ser A 1997-98 (FSA), dtd
               06/26/97.............................................................      4.50      06/26/98      3.89
             MICHIGAN
    40,000   Michigan, Notes, dtd 02/12/97..........................................      4.50      09/30/97      3.46
    20,000   Michigan Municipal Bond Authority, Ser 1996 A Notes, dtd 07/03/96......      4.50      07/03/97      3.90
             PENNSYLVANIA
     5,000   Temple University, Ser 1997, dtd 05/19/97..............................      4.75      05/18/98      3.90
             TEXAS
    25,000   Texas, Ser 1996 TRANs, dtd 08/30/96....................................      4.75      08/29/97      3.84
             WISCONSIN
    25,000   Milwaukee, Ser 1997 A RANs, dtd02/25/97................................      4.25      02/19/98      3.76
     5,000   Wisconsin, Operating Notes of 1997, dtd 07/01/97 (WI)..................      4.50      06/15/98      3.85


 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  10,000   $      10,061,700

    11,200
                    11,200,000

    17,000          17,121,550

    12,000          12,035,639
     5,000
                     5,015,760

    18,000
                    18,104,143

    40,000          40,101,920
    20,000          20,000,632

     5,000           5,035,936

    25,000          25,034,052

    25,000          25,072,810
     5,000           5,029,950
             -----------------

TOTAL SHORT-TERM MUNICIPAL NOTES
(AMORTIZED COST $193,814,092).............................................                193,814,092

TOTAL INVESTMENTS
(AMORTIZED COST $1,650,521,049) (A).......................................      101.0%  $1,650,521,049

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................       (1.0)    (16,994,239)
                                                                                -----   -------------

NET ASSETS................................................................      100.0%  $1,633,526,810
                                                                                -----   -------------
                                                                                -----   -------------

---------------------
AMT  Alternative Minimum Tax.
BANs Bond Anticipation Notes.
COPs Certificates of Participation.
RANs Revenue Anticipation Notes.
TANs Tax Anticipation Notes.
TRANs Tax and Revenue Anticipation Notes.
WI   Security purchased on a when issued basis.
 +   Rate shown is the rate in effect at June 30, 1997.
 *   Date in which the principal amount can be recovered through demand.
(a)  Cost is the same for federal income tax purposes.
Bond Insurance:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
FSA  Financial Security Assurance Inc.
MBIA Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       22
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 1997, the Trust paid to shareholders $0.030 per share from net investment income. All of the Trust's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                                       23
                          ACTIVE ASSETS TAX-FREE TRUST

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objective of the Trust is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, California tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper. The Trust may invest a significant percentage of its assets in the securities of a single issuer and therefore an investment in the Trust may be riskier than an investment in other types of money funds.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objective and Policies/5                 Plan of Distribution/A-6
Investment Restrictions/9                           Dividends, Distributions and Taxes/A-6
Financial Statements -- June 30, 1997/11            General Information/A-9
Report of Independent Accountants/21                Voting Rights/A-9
Purchase and Redemption of Shares/A-1               Custodian/A-10
    Purchase of Shares/A-1                          Shareholder Inquiries/A-10
    Purchase of Shares by Non-Participants in
     the Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
    the Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 22, 1997, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING THE DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.


    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                 PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                                  IS A CRIMINAL OFFENSE.

                              -------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 22, 1997.


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  securities exempt from federal and California personal income tax. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Trust are offered to participants in the Active Assets program of Dean Witter and
OFFERED                to non- participants who wish to invest directly in shares of the Trust. (See page A-2). The primary components of the Active Assets program are the Securities Account, which is linked to the
                       Active Assets Insured Account, the Active Assets Money Trust, the Active Assets Tax-Free Trust, the
                       California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa Account.
                       See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested daily in shares of the Trust at their current net asset value without any sales charge. Dean Witter Distributors Inc. is the Distributor of shares of the
                       Trust. Investments in shares are made under the circumstances described under "Purchase and
                       Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily California tax-exempt income consistent with stability of principal and
OBJECTIVE              liquidity (see page 5). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean Witter InterCapital Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies with assets under management of approximately $101.2 billion at July 31, 1997 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through Dean Witter
                       Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Trust will be redeemed at net asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active
                       Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term fixed-income securities issued or guaranteed by the state of California and its local governments which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 6) and "when-issued and delayed delivery securities" (page 7) concerning the risks associated with such portfolio securities and management techniques. Since the Trust concentrates its investments in California tax-exempt securities, the Trust is affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal (page 7).
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1997.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................      None
Maximum Sales Charge Imposed on Reinvested Dividends.......................      None
Deferred Sales Charge......................................................      None
Redemption Fees............................................................      None
Exchange Fee...............................................................      None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.50%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.06%
                                                                                -----
Total Trust Operating Expenses.............................................     0.66%
                                                                                -----
                                                                                -----

                                                                          10
EXAMPLE                                   1 year    3 years   5 years    years
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 7       $21       $37       $82

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 11.


                                                                               FOR THE
                                                                                PERIOD
                                                                               NOVEMBER
                                                                                 12,
                                                                                1991*
                                       FOR THE YEAR ENDED JUNE 30,             THROUGH
                            -------------------------------------------------  JUNE 30,
                               1997      1996      1995      1994      1993      1992
                            ---------- --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $     1.00 $   1.00  $   1.00  $   1.00  $   1.00  $1.00
                            ---------- --------  --------  --------  --------  --------
Net investment income.....       0.028    0.028     0.029     0.018     0.018  0.017
Less dividends from net
 investment income........      (0.028)   (0.028)   (0.029)   (0.018)   (0.018) (0.017  )
                            ---------- --------  --------  --------  --------  --------
Net asset value, end of
 period...................  $     1.00 $   1.00  $   1.00  $   1.00  $   1.00  $1.00
                            ---------- --------  --------  --------  --------  --------
                            ---------- --------  --------  --------  --------  --------
TOTAL INVESTMENT
 RETURN+..................        2.83%     2.82%     2.89%     1.78%     1.84% 1.66    %(1)

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................        0.66%(4)     0.67%     0.67%     0.68%     0.71% 0.56    %(2)(3)
Net investment income.....        2.78%     2.79%     2.86%     1.77%     1.82% 2.42    %(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands.............    $431,382 $384,218  $313,566  $288,506  $202,149  $170,364

------------------------------
 * COMMENCEMENT OF OPERATIONS.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
   PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE TRUST HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 2.18%, RESPECTIVELY.
(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal and California personal income tax ("California tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities, as defined in the Act. There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include California Municipal Bonds, California Municipal Notes and California Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO's"-- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Up to 20% of the Trust's total assets may also be invested in securities exempt from federal personal income tax but not from California personal income tax ("non-California tax-exempt securities"), in taxable securities and in tax-exempt securities subject to the federal alternative minimum tax for individual shareholders ("AMT") (California tax-exempt securities subject to AMT will not be included in the 80% total referred to above for investment in California tax-exempt securities). In addition, the Trust may temporarily invest more than 20% of its total assets in taxable securities, non-California tax-exempt securities, or in tax-exempt securities subject to AMT, to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may temporarily invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase); (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

    California Municipal Bonds and California Municipal Notes are debt obligations of a state, its cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). California Municipal Commercial Paper refers to short-term obligations of municipalities. Any Municipal Obligation which depends on the credit of the Federal Government, its agencies or instrumentalities shall be considered to have a Moody's rating of Aaa or S&P rating of AAA. An obligation shall be considered a Municipal Obligation only if, in the opinion of bond counsel, the interest payable therefrom is exempt from both federal income tax and California personal income tax.

    The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations may not require elimination of any security from the Trust's portfolio. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a

                                       5
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust. The Trust does not anticipate that more than 5% of its net assets are likely to be downgraded below the rating requirements described above for Municipal Obligations.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate (see the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings). It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    Certain lease obligations have not developed the depth of marketability associated with more conventional municipal obligations, and, as a result, may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the

                                       6
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of any one governmental unit. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there will be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sale of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The Trust anticipates that the average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust's portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA TAX-EXEMPT SECURITIES

    Because the Trust's investments are concentrated in securities issued by the State of California or entities within the State, an investment in the Trust may be riskier than an investment in other types of money funds which do not similarly concentrate their investments. The Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their

                                       7
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
obligations. Various subsequent developments regarding the California Constitution and State of California ("State") statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Of particular impact are constitutional voter initiatives, which have become common in recent years. The following information constitutes only a brief summary and is not intended as a complete description.


    California is the most populous state in the nation with a total population at the 1990 census of 29,976,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, the population rose 20%. The State now comprises 12.3% of the nation's population and 12.9% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, the State was adversely affected by both the national recession and the cutbacks in aerospace and defense spending which had a severe impact on the economy in Southern California. Although California is still experiencing some effects of the recession and its unemployment is above the national average, the gap is narrowing and is projected to close within 1% of the national average in 1997, although there can be no assurance that this will occur. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next three years, the increases in employment and income may exceed those of the nation as a whole by a significant margin.


    These economic difficulties have exacerbated the structural budget imbalance which has been evident since fiscal year 1985-1986. Since that time, budget shortfalls have become increasingly more difficult to solve and the State has recorded General Fund operating deficits in several fiscal years. Many of these problems have been attributable to the fact that the great population influx has produced increased demand for education and social services at a far greater pace than the growth in the State's tax revenues. Despite substantial tax increases, expenditure reductions and the shift of some expenditure responsibilities to local government, the budget condition remains problematic.


    In July, 1996, the Governor signed into law a new $62.8 billion budget which, among other things, significantly increases education spending from the previous fiscal year, reduces taxes for corporations and banks and provides for a balanced budget at the close of the fiscal year. At the same time, the budget continues several funding reductions made in past years, mostly to health and welfare programs. Although the state's budget provides for a reserve of $305 million, revenue and expenditure developments have occurred which may have the effect of reducing the reserve. The Governor's proposed budget for fiscal year 1997-1998 indicates total spending of $66.6 billion and anticipates a $553 million reserve for economic uncertainties. As in the past years, the state's budget assumes savings which depend on future federal actions, both to fund programs relating to Medical and incarceration costs associated with undocumented immigrants and to relieve the state from federally mandated spending, which may not occur. Accordingly, the anticipated reserves may be reduced unless the economy outperforms expectations or spending falls below planned levels.



    Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 from Aa to A1 by Moody's, to A from A+ by Standard & Poor's, and from AA to A by Fitch Investors Service, Inc. All three rating agencies expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard and Poor's raised their ratings from A to A+.


                                       8
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

    For a more detailed discussion of the State of California economic factors, see the Statement of Additional Information.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    Investment restrictions listed below are among the restrictions which have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    For purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and, provided further, that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund;
(b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

    The Trust may not:

   1. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions).

   2. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

   3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

    The Trust will comply with any investment policies necessitated by rules governing the pricing of shares of money market funds (see "How Net Asset Value is Determined" in the Appendix), even though an investment restriction of the Trust is less restrictive than the related policy.

                                       9
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Active Assets California Tax-Free Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE PROPOSED MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For........................................................................................  248,066,461
Against....................................................................................    5,779,960
Abstain....................................................................................   21,200,977

(2) ELECTION OF TRUSTEES

Michael Bozic
For........................  265,403,845
Withheld...................    9,643,553
Charles A. Fiumefreddo
For........................  265,521,086
Withheld...................    9,526,312
Edwin J. Garn
For........................  265,612,689
Withheld...................    9,434,709
John R. Haire
For........................  265,315,486
Withheld...................    9,731,912
Wayne E. Hedien
For........................  265,381,358
Withheld...................    9,666,040
Dr. Manuel H. Johnson
For........................  265,454,777
Withheld...................    9,592,621
Michael E. Nugent
For........................  265,663,622
Withheld...................    9,383,776
Philip J. Purcell
For........................  265,565,463
Withheld...................    9,481,935
John L. Schroeder
For........................  265,547,010
Withheld...................    9,500,388

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT
   COMPANIES:

For........................................................................................  226,938,099
Against....................................................................................   12,229,860
Abstain....................................................................................   35,879,439

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

For........................................................................................  253,275,021
Against....................................................................................    2,310,929
Abstain....................................................................................   19,461,448

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (amortized cost
  $449,458,320).............................................  $449,458,320
Cash........................................................     7,446,221
Interest receivable.........................................     2,961,583
Prepaid expenses and other assets...........................        10,765
                                                              ------------

     TOTAL ASSETS...........................................   459,876,889
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................    28,182,220
    Investment management fee...............................       184,289
    Plan of distribution fee................................        36,858
Accrued expenses............................................        91,070
                                                              ------------

     TOTAL LIABILITIES......................................    28,494,437
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   431,384,676
Accumulated undistributed net investment income.............           186
Accumulated net realized loss...............................        (2,410)
                                                              ------------

     NET ASSETS.............................................  $431,382,452
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  431,384,676 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                     $1.00
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $14,804,457
                                                              -----------

EXPENSES
Investment management fee...................................    2,156,152
Plan of distribution fee....................................      423,180
Transfer agent fees and expenses............................       75,733
Professional fees...........................................       64,909
Shareholder reports and notices.............................       36,414
Custodian fees..............................................       26,666
Registration fees...........................................       25,572
Trustees' fees and expenses.................................       19,266
Organizational expenses.....................................        3,486
Other.......................................................        9,437
                                                              -----------

     TOTAL EXPENSES.........................................    2,840,815

     LESS: EXPENSE OFFSET...................................      (16,965)
                                                              -----------

     NET EXPENSES...........................................    2,823,850
                                                              -----------

     NET INVESTMENT INCOME..................................   11,980,607

     NET REALIZED GAIN......................................        9,454
                                                              -----------

NET INCREASE................................................  $11,990,061
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                                JUNE 30,       JUNE 30,
                                                                  1997           1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $ 11,980,607   $  9,940,621
Net realized gain...........................................         9,454          5,093
                                                              ------------   ------------

     NET INCREASE...........................................    11,990,061      9,945,714

Dividends from net investment income........................   (11,980,506)    (9,940,586)
Net increase from transactions in shares of beneficial
  interest..................................................    47,154,733     70,646,849
                                                              ------------   ------------

     NET INCREASE...........................................    47,164,288     70,651,977

NET ASSETS:
Beginning of period.........................................   384,218,164    313,566,187
                                                              ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $186
    AND $85, RESPECTIVELY)..................................  $431,382,452   $384,218,164
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust in the amount of approximately $46,500 which have been reimbursed for the full amount thereof. Such expenses were fully amortized as of November 12, 1996.

                                       14
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor;
(2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

                                       15
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $847,076,220 and $828,098,940, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $6,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension cost for the year ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,924. At June 30, 1997, the Trust had an accrued pension liability of $34,340 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FOR THE
                                                                      YEAR
                                                                      ENDED       FOR THE YEAR
                                                                    JUNE 30,         ENDED
                                                                      1997       JUNE 30, 1996
                                                                   -----------   --------------
Shares sold......................................................  1,641,164,284  1,301,311,516
Shares issued in reinvestment of dividends.......................   11,980,506        9,940,586
                                                                   -----------   --------------
                                                                   1,653,144,790  1,311,252,102
Shares repurchased...............................................  (1,605,990,057) (1,240,605,253)
                                                                   -----------   --------------
Net increase in shares outstanding...............................   47,154,733       70,646,849
                                                                   -----------   --------------
                                                                   -----------   --------------

                                       16
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

At June 30, 1997, the Trust had a net capital loss carryover of approximately $2,400 of which $1,500 will be available through June 30, 2002 and $900 will be available through June 30, 2003 to offset future capital gains to the extent provided by regulations. During the year ended June 30, 1997, the Trust utilized approximately $9,400 of its net capital loss carryover.

7. FINANCIAL HIGHLIGHTS

See the "Financial Highlights" table on page 4 of this Prospectus.

                                       17
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON      DEMAND
 THOUSANDS                                                                                               RATE+       DATE*
-----------------------------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (67.8%)
 $   5,000   Alameda-Contra Costa Schools Financing Authority, Capital Improvements Ser B COPs.......       4.00%    07/08/97
     4,000   Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)......................................       3.95     07/08/97
    11,970   California Alternative Energy Finance Authority, General Electric Capital Corp-Arroyo
               Energy Ser 1993 B (AMT)...............................................................       4.05     07/08/97
             California Educational Facilities Authority,
    10,000     California Institute of Technology Ser 1994...........................................       3.90     07/08/97
     5,775     Stanford University Ser L-2...........................................................       3.85     07/08/97
             California Health Facilities Financing Authority,
     2,600     Catholic HealthCare West 1988 Ser A...................................................       4.05     07/08/97
     3,800     Childrens Hospital of Orange County Ser 1991 (MBIA)...................................       4.00     07/08/97
     6,900     Kaiser Permanente Ser 1993 A..........................................................       3.85     07/08/97
    14,000     Memorial Health Services Ser 1994.....................................................       3.95     07/08/97
     9,900     St Francis Medical Center 1995 Ser E (MBIA)...........................................       3.75     07/08/97
             California Housing Finance Agency,
     5,000     Home Mtg 1996 Ser J (AMT).............................................................       4.00     07/24/97
     5,000     Multifamily III 1997 Ser B (AMT)......................................................       4.20     07/08/97
             California Pollution Control Financing Authority,
     2,720     Chevron USA Inc Ser 1983..............................................................       3.90     11/17/97
     7,325     Chevron USA Inc Ser 1984 B............................................................       3.90     06/15/98
     1,750     Noranda-Grey Eagle Mines Inc 1984 Ser B...............................................       4.05     07/08/97
    10,000     Pacific Gas & Electric Co 1996 Ser B (AMT)............................................       4.00     07/08/97
    16,000     Pacific Gas & Electric Co 1996 Ser F..................................................       3.85     07/01/97
     9,000     Pacific Gas & Electric Co 1997 Ser A..................................................       3.85     07/01/97
     9,400     Shell Oil Co Ser 1996 A (AMT).........................................................       3.75     07/01/97
     7,000     Southern California Edison Co 1986 Ser B & D..........................................       5.20     07/01/97
    16,500   California Public Capital Improvements Financing Authority, Pooled Ser 1988 C...........       3.85     09/15/97
             California Statewide Communities Development Authority,
     8,474     House Ear Institute 1993 Ser A COPs...................................................       3.85     07/01/97
     9,000     Kaiser Permanente Ser 1995 COPs.......................................................       3.85     07/08/97
     6,100     St Joseph Health System COPs..........................................................       3.90     07/08/97
     2,200   Chula Vista, San Diego Gas & Electric Co Ser 1996 B (AMT)...............................       5.40     07/01/97
    16,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995 C...................       3.90     07/08/97
             Los Angeles, Multi-Family
     2,900     1985 Ser K............................................................................       3.75     07/08/97
     3,800     1994 Ser A (AMT)......................................................................       4.25     07/01/97
     8,000   Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Refg Ser 1993
               A (MBIA)..............................................................................       4.00     07/08/97
     8,000   M-S-R Public Power Agency, San Juan Ser 1997 D (MBIA)...................................       3.90     07/08/97
     4,310   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992.............................       4.00     07/01/97
     5,000   Northern California Public Power Agency, Geothermal No 3 1996 Ser A (AMBAC).............       3.90     07/08/97
     3,900   Redlands, Orange Village Apts 1988 Ser A (AMT)..........................................       4.05     07/08/97
     3,700   Redlands, 1993 Water Treatment Facilities COPs (FGIC)...................................       4.00     07/08/97
     6,300   Sacramento County, Administration Center & Courthouse Ser 1990 COPs.....................       3.90     07/08/97
     4,000   San Bernardino County, 1996 County Center Refinancing COPs..............................       4.00     07/08/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------

 $   5,000   $     5,000,000
     4,000         4,000,000
    11,970
                  11,970,000

    10,000        10,000,000
     5,775         5,775,000

     2,600         2,600,000
     3,800         3,800,000
     6,900         6,900,000
    14,000        14,000,000
     9,900         9,900,000

     5,000         5,000,000
     5,000         5,000,000

     2,720         2,725,770
     7,325         7,330,442
     1,750         1,750,000
    10,000        10,000,000
    16,000        16,000,000
     9,000         9,000,000
     9,400         9,400,000
     7,000         7,000,000
    16,500        16,500,000

     8,474         8,474,000
     9,000         9,000,000
     6,100         6,100,000
     2,200         2,200,000
    16,000        16,000,000

     2,900         2,900,000
     3,800         3,800,000
     8,000
                   8,000,000
     8,000         8,000,000
     4,310         4,310,000
     5,000         5,000,000
     3,900         3,900,000
     3,700         3,700,000
     6,300         6,300,000
     4,000         4,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON      DEMAND
 THOUSANDS                                                                                               RATE+       DATE*
-----------------------------------------------------------------------------------------------------------------------------
 $   4,000   San Jose, Almaden Lake Village Apts Ser 1997 A (AMT)....................................       4.10%    07/08/97
     1,800   San Jose Redevelopment Agency, Merged Area 1996 Ser B...................................       3.50     07/01/97
     2,000   San Jose-Santa Clara Clear Water Financing Authority, Sewer Ser 1995 B (FGIC)...........       3.90     07/08/97
     6,900   Santa Clara County-El Camino Hospital District Hospital Facilities Authority, Valley
               Medical Center 1985 Ser A.............................................................       3.90     07/08/97
    10,000   Santa Clara County Financing Authority, Valley Medical Center 1994 Ser B................       4.05     07/08/97
     6,000   Southern California Public Power Authority, Transmission 1996 Refg Ser B (FSA)..........       3.90     07/08/97
     6,240   Turlock, Irrigation District Ser 1988 A.................................................       3.90     07/08/97

             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (AMORTIZED COST $292,275,212)...................................................................................

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------
 $   4,000   $     4,000,000
     1,800         1,800,000
     2,000         2,000,000
     6,900
                   6,900,000
    10,000        10,000,000
     6,000         6,000,000
     6,240         6,240,000
             ---------------

                 292,275,212
             ---------------

                                                                                                                  YIELD TO
                                                                                                                  MATURITY
                                                                                          COUPON     MATURITY    ON DATE OF
                                                                                           RATE        DATE       PURCHASE
                                                                                        ----------  ----------  ------------
             CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (22.8%)
     5,000   California, Ser 1996.....................................................       3.85%    08/12/97       3.85%
     2,500   California Department of Water Resources, Ser I..........................       3.40     09/12/97       3.40
             California Pollution Control Financing Authority,
     2,100     Southern California Edison Co Ser 1985 B...............................       3.65     07/22/97       3.65
     6,600     Southern California Edison Co Ser 1985 B...............................       3.45     08/13/97       3.45
     3,000     Southern California Edison Co Ser 1985 A...............................       3.60     08/20/97       3.60
     5,000     Thermal Energy Development Partnership Ser A (AMT).....................       3.70     08/18/97       3.70
     5,000   Chula Vista, San Diego Gas & Electric Co Ser 1992 C (AMT)................       3.70     09/17/97       3.70
     2,300   Contra Costa Water District, Ser A.......................................       3.50     10/14/97       3.50
     5,000   Los Angeles, WasteWater Ser 1997.........................................       3.70     08/18/97       3.70
             Sacramento Municipal Utility District,
     5,000     Ser I..................................................................       3.60     09/18/97       3.60
     5,000     Ser I..................................................................       3.80     09/25/97       3.80
     5,000     Ser I..................................................................       3.55     09/30/97       3.55
     6,700   San Diego, San Diego Gas & Electric Co Ser 1995 B........................       3.75     09/11/97       3.75
     5,300   San Diego County, Regional Transportation Commission Ser A...............       3.75     07/15/97       3.75
             University of California Regents,
     6,000     Ser A..................................................................       3.55     08/21/97       3.55
     5,000     Ser A..................................................................       3.65     10/21/97       3.65
             West & Central Basin Financing Authority,
     6,000     West Basin Municipal Water District TRANs..............................       3.55     07/14/97       3.55
     4,000     West Basin Municipal Water District TRANs..............................       3.75     08/07/97       3.75
             Puerto Rico Government Development Bank,
     3,000     Ser 1996...............................................................       3.60     07/24/97       3.60
     4,000     Ser 1996...............................................................       3.80     08/14/97       3.80
     7,000     Ser 1996...............................................................       3.75     09/15/97       3.75
             TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
             (AMORTIZED COST $98,500,000)...................................................................................



     5,000         5,000,000
     2,500         2,500,000

     2,100         2,100,000
     6,600         6,600,000
     3,000         3,000,000
     5,000         5,000,000
     5,000         5,000,000
     2,300         2,300,000
     5,000         5,000,000

     5,000         5,000,000
     5,000         5,000,000
     5,000         5,000,000
     6,700         6,700,000
     5,300         5,300,000

     6,000         6,000,000
     5,000         5,000,000

     6,000         6,000,000
     4,000         4,000,000

     3,000         3,000,000
     4,000         4,000,000
     7,000         7,000,000
             ---------------

                  98,500,000
             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                  YIELD TO
 PRINCIPAL                                                                                                        MATURITY
 AMOUNT IN                                                                                COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                                 RATE        DATE       PURCHASE
----------------------------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (13.6%)
 $  13,000   Contra Costa County, 1996-1997 TRANs, dtd 07/01/96.......................       4.50%    07/03/97       3.75%
    13,000   San Bernardino County, 1997-98 Ser A TRANs,
               dtd 07/01/97 (WI)......................................................       4.50     06/30/98       3.85
    10,000   San Diego, 1996-1997 Ser A TANs, dtd 07/02/96............................       4.50     07/02/97       3.75
     6,000   San Mateo County, Ser 1997-98 TRANs, dtd 07/01/97 (WI)...................       4.50     07/01/98       3.80
             Ventura County,
     7,500     Ser 1996 TRANs, dtd 07/02/96...........................................       4.75     07/02/97       3.85
     9,000     Ser 1997 TRANs, dtd 07/01/97 (WI)......................................       4.50     07/01/98       3.80
             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (AMORTIZED COST $58,683,108)...................................................................................


 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------

 $  13,000   $    13,000,513
    13,000
                  13,081,120
    10,000        10,000,198
     6,000         6,040,440

     7,500         7,500,177
     9,000         9,060,660
             ---------------

                  58,683,108
             ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $449,458,320) (A)...........................................      104.2%   449,458,320

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..............................       (4.2)   (18,075,868)
                                                                                  -----   ------------

NET ASSETS..................................................................      100.0%  $431,382,452
                                                                                  -----   ------------
                                                                                  -----   ------------

---------------------
AMT  Alternative Minimum Tax.
COPs Certificates of Participation.
TANs Tax Anticipation Notes.
TRANs Tax and Revenue Anticipation Notes.
WI   Security purchased on a when issued basis.
 +   Rate shown is rate in effect at June 30, 1997.
 *   Date in which the principal amount can be recovered through demand.
(a)  Cost is the same for federal income tax purposes.
Bond Insurance:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
FSA  Financial Security Assurance Inc.
MBIA Municipal Bond Investors Assurance Company.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       20
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period November 12, 1991 (commencement of operations) through June 30, 1992, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 1997, the Trust paid to shareholders $0.028 per share from net investment income. All of the Trust's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                                       21
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objectives of the Trust are high current income, preservation of capital and liquidity. The Trust will seek to achieve these objectives by investing in a diversified portfolio of short-term money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objectives and Policies/5                Plan of Distribution/A-6
Financial Statements -- June 30, 1997/8             Dividends, Distributions and Taxes/A-6
Report of Independent Accountants/15                General Information/A-9
Purchase and Redemption of Shares/A-1               Voting Rights/A-9
    Purchase of Shares/A-1                          Custodian/A-10
    Purchase of Shares by Non-Participants in       Shareholder Inquiries/A-10
      Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 22, 1997, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.


    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                              -------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 22, 1997.
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of
                       Distribution pursuant to Rule 12b-1 under the Act. (see page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (see page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Government Securities Trust are offered to participants in the Active Assets
OFFERED                program of Dean Witter and to non-participants who wish to invest directly in shares of the Trust
                       (See page A-2). The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Active Assets Money Trust, the Active
                       Assets Tax-Free Trust, the Active Assets California Tax-Free Trust or the Government Securities
                       Trust, and to the Visa Account. See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances in an Active Assets account will automatically be invested in shares of the Government
                       Securities Trust daily at their net asset value without any sales charge. Dean Witter Distributors
                       Inc. is the Distributor of shares of the Trust. Investments in shares are made under the circumstances described under "Purchase and Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High current income, preservation of capital and liquidity (see page 5). There can be no assurance
OBJECTIVES             that the Trust's investment objectives will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of short-term money market instruments issued or guaranteed by the United
POLICY                 States Government or its agencies or instrumentalities (see page 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean Witter InterCapital Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies and other portfolios with assets under management of approximately $101.2 billion at July 31, 1997 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through Dean Witter
                       Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Government Securities Trust will be
OF SHARES              redeemed at net asset value automatically to satisfy debit balances in the securities account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the
                       Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant
                       $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term securities issued or guaranteed by the
                       U.S. Government or its agencies or instrumentalities which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion under the captions
                       "Investment Objectives and Policies" (page 5), "Repurchase Agreements" (page 6), and "When-Issued and Delayed Delivery Securities" (page 6) concerning the risks associated with such portfolio securities and management strategies.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1997.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................      None
Maximum Sales Charge Imposed on Reinvested Dividends.......................      None
Deferred Sales Charge......................................................      None
Redemption Fees............................................................      None
Exchange Fee...............................................................      None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.48%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.06%
                                                                                -----
Total Trust Operating Expenses.............................................     0.64%
                                                                                -----
                                                                                -----

                                                                          10
EXAMPLE                                   1 year    3 years   5 years    years
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 7       $20       $36       $80

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 8.


                                                             FOR THE YEAR ENDED JUNE 30,
                          --------------------------------------------------------------------------------------------------
                            1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
 of period................ $   1.00 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.....    0.048    0.049     0.048     0.027     0.027     0.043     0.065     0.077     0.079     0.062
Less dividends from net
 investment income........   (0.048)   (0.049)   (0.048)   (0.027)   (0.027)   (0.043)   (0.065)   (0.077)   (0.079)   (0.062)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period................... $   1.00 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT
 RETURN+..................     4.92%     5.03%     4.92%     2.76%     2.71%     4.37%     6.72%     8.03%     8.20%     6.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................     0.64%     0.65%     0.67%     0.66%     0.66%     0.68%     0.70%     0.68%     0.70%     0.68%
Net investment income.....     4.78%     4.93%     4.84%     2.72%     2.68%     4.28%     6.39%     7.74%     7.94%     6.22%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions.............. $    620 $    571  $    542  $    472  $    509  $    533  $    597  $    300  $    244  $    236

------------------------------
+ CALCULATED  BASED ON THE  NET ASSET VALUE AS  OF THE LAST  BUSINESS DAY OF THE
  PERIOD.
                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE INVESTMENT OBJECTIVES ARE FUNDAMENTAL POLICIES AND MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE TRUST'S SHAREHOLDERS.


    The Trust seeks to achieve its objectives by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government, and certain interests in the foregoing securities. Except for U.S. Treasury securities, these obligations, even those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, they may be backed, in part, by a line of credit with the U.S. Treasury (such as the Federal National Mortgage Association), or the Trust must look to the agency issuing or guaranteeing the obligation for ultimate repayment (such as securities of the Federal Farm Credit System) in which case the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

    Treasury securities include Treasury bills, Treasury coupons, Treasury notes, and Treasury bonds (including zero coupon bonds). Some of the Government agencies and instrumentalities which issue or guarantee securities include the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Banks for Cooperatives.

    The Trust may invest in securities issued or guaranteed by any agency or instrumentality established or sponsored by the United States Government. Such investments may take the form of participation interests in, and may be evidenced by deposit or safekeeping receipts for, any of the foregoing. Participation interests are pro rata interests in U.S. Government securities held by others such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

    The Federal Deposit Insurance Corporation is the administrative authority over the Bank Insurance Fund and the Savings Insurance Fund which are the agencies of the U.S. Government which insure (including both principal and interest) the deposits of certain banks and savings and loan associations up to $100,000 per deposit. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit ("CDs") in principal amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank or savings and loan association. The interest on such investments is not insured. The Trust may invest in such CDs of banks and savings and loan institutions having total assets of less than $1,000,000,000, limited to the insured amount of principal ($100,000) in each case and limited with regard to all such CDs and all illiquid assets, in the aggregate, to 10% of the Trust's total assets.

    The Trust intends normally to hold its portfolio securities to maturity. Historically, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest, if held to maturity.

    The Trust may not borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.


    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place between one month and 120 days after the date of the commitment. These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.


    All the foregoing strategies may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods available to the Trust will result in the achievement of its objectives.



    The foregoing investment policies are not fundamental and may be changed by the Board of Trustees without shareholder vote.



PORTFOLIO MANAGEMENT



    The Trust will invest in securities of varying maturities and risks, although it will not invest in securities with an effective maturity of more than thirteen months. The Trust will generally not seek profits through short-term trading, although it may dispose of any portfolio security prior to maturity if, on the basis of a revised evaluation or other circumstance or consideration, the Investment Manager deems such disposition advisable.


    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Active Assets Government Securities Trust was held for the purpose of voting on five separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE PROPOSED MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For........................................................................................  326,248,148
Against....................................................................................    4,522,972
Abstain....................................................................................   27,634,093

(2) ELECTION OF TRUSTEES:

Michael Bozic
For........................  339,298,719
Withheld...................   19,106,494
Charles A. Fiumefreddo
For........................  339,261,512
Withheld...................   19,143,701
Edwin J. Garn
For........................  338,695,421
Withheld...................   19,709,792
John R. Haire
For........................  338,743,467
Withheld...................   19,661,746
Wayne E. Hedien
For........................  339,136,548
Withheld...................   19,268,665
Dr. Manuel H. Johnson
For........................  339,322,971
Withheld...................   19,082,242
Michael E. Nugent
For........................  339,323,543
Withheld...................   19,081,670
Philip J. Purcell
For........................  339,396,000
Withheld...................   19,009,213
John L. Schroeder
For........................  339,308,318
Withheld...................   19,096,895

(3) APPROVAL OF AN AMENDMENT TO THE TRUST'S INVESTMENT POLICIES TO AUTHORIZE THE BOARD OF TRUSTEES TO MODIFY THE TRUST'S INVESTMENT POLICIES:

For........................................................................................  307,208,670
Against....................................................................................   13,998,278
Abstain....................................................................................   37,198,265

(4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT
   COMPANIES:

For........................................................................................  300,355,212
Against....................................................................................   17,530,575
Abstain....................................................................................   40,519,426

(5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

For........................................................................................  332,156,355
Against....................................................................................    5,054,660
Abstain....................................................................................   21,194,198

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (amortized cost
  $620,844,802).............................................  $620,844,802
Cash........................................................         5,851
Prepaid expenses and other assets...........................        28,017
                                                              ------------

     TOTAL ASSETS...........................................   620,878,670
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       261,968
    Plan of distribution fee................................        54,145
    Shares of beneficial interest repurchased...............           156
Accrued expenses and other payables.........................       113,374
                                                              ------------

     TOTAL LIABILITIES......................................       429,643
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   620,448,530
Accumulated undistributed net investment income.............           497
                                                              ------------

     NET ASSETS.............................................  $620,449,027
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  620,448,530 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                     $1.00
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       8
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $35,327,088
                                                              -----------

EXPENSES
Investment management fee...................................    3,146,897
Plan of distribution fee....................................      645,573
Transfer agent fees and expenses............................      120,435
Registration fees...........................................      101,219
Professional fees...........................................       50,264
Shareholder reports and notices.............................       38,094
Custodian fees..............................................       34,435
Trustees' fees and expenses.................................       14,798
Other.......................................................        8,523
                                                              -----------

     TOTAL EXPENSES.........................................    4,160,238
                                                              -----------

NET INVESTMENT INCOME AND NET INCREASE......................  $31,166,850
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       9
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                                JUNE 30,       JUNE 30,
                                                                  1997           1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $ 31,166,850   $ 28,619,807

Dividends from net investment income........................   (31,166,690)   (28,619,562)
Net increase from transactions in shares of beneficial
  interest..................................................    49,048,779     29,180,773
                                                              ------------   ------------

     NET INCREASE...........................................    49,048,939     29,181,018

NET ASSETS:
Beginning of period.........................................   571,400,088    542,219,070
                                                              ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $497
    AND $337, RESPECTIVELY).................................  $620,449,027   $571,400,088
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30%

                                       11
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

                                       12
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $7,205,643,580 and $7,190,708,395, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $10,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,657. At June 30, 1997, the Trust had an accrued pension liability of $47,414 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FOR THE
                                                                      YEAR
                                                                      ENDED       FOR THE YEAR
                                                                    JUNE 30,         ENDED
                                                                      1997       JUNE 30, 1996
                                                                   -----------   --------------
Shares sold......................................................  2,095,701,110  2,060,055,907
Shares issued in reinvestment of dividends.......................   31,136,575       28,586,199
                                                                   -----------   --------------
                                                                   2,126,837,685  2,088,642,106
Shares repurchased...............................................  (2,077,788,906) (2,059,461,333)
                                                                   -----------   --------------
Net increase in shares outstanding...............................   49,048,779       29,180,773
                                                                   -----------   --------------
                                                                   -----------   --------------

6. FINANCIAL HIGHLIGHTS

See the "Financial Highlights" table on page 4 of this Prospectus.

                                       13
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATES                        PURCHASE             VALUE
----------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (98.5%)
 $  84,000   Federal Farm Credit Bank
               07/21/97 - 10/03/97...........................     5.36 - 5.71  %   $      83,228,563
   276,730   Federal Home Loan Banks
               07/03/97 - 12/10/97...........................     5.29 - 5.75            273,978,129
    73,706   Federal Home Loan Mortgage Corp.
               07/01/97 - 11/07/97...........................     5.51 - 6.00             73,319,807
   170,555   Federal National Mortgage Assoc.
               07/10/97 - 12/15/97...........................     5.38 - 5.81            168,501,627
    12,000   Student Loan Marketing Assoc.
               09/22/97......................................         5.51                11,849,770
                                                                                   -----------------

             TOTAL U.S. GOVERNMENT AGENCIES
             (AMORTIZED COST $610,877,896).......................................        610,877,896
                                                                                   -----------------

             U.S. GOVERNMENT OBLIGATION (1.6%)
    10,000   U.S. Treasury Bill
               07/24/97 (Amortized Cost $9,966,906)..........         5.40                 9,966,906
                                                                                   -----------------

TOTAL INVESTMENTS
(AMORTIZED COST $620,844,802) (A)..........      100.1%    620,844,802

LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS.....................................       (0.1)       (395,775)
                                                 -----   -------------

NET ASSETS.................................      100.0%  $ 620,449,027
                                                 -----   -------------
                                                 -----   -------------

---------------------
(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Government Securities Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                                       15
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                    APPENDIX

    THIS APPENDIX CONSTITUTES PART OF THE PROSPECTUSES OF THE ACTIVE ASSETS MONEY TRUST (THE "MONEY TRUST"), THE ACTIVE ASSETS TAX-FREE TRUST (THE "TAX-FREE TRUST"), THE ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST (THE "CALIFORNIA TAX-FREE TRUST") AND THE ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (THE "GOVERNMENT SECURITIES TRUST"). THE MONEY TRUST, THE TAX-FREE TRUST, THE CALIFORNIA TAX-FREE TRUST AND THE GOVERNMENT SECURITIES TRUST ARE REFERRED TO IN THIS APPENDIX COLLECTIVELY AS THE "TRUSTS". UNLESS OTHERWISE INDICATED, THE INFORMATION SET FORTH HEREIN IS APPLICABLE TO EACH TRUST.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

    The shares of the Trusts are offered to participants in the Active Assets financial service program (non-participants see below). Persons subscribing to the program will have the free credit cash balances in their Active Assets securities account invested in shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust or deposited in the Active Assets Insured Account (a Federal Deposit Insurance Corporation insured bank account), depending upon which investment vehicle has been designated by the participant. For further information consult the Dean Witter Client Agreement.

    Purchases of shares of the Trusts by program participants will be made only pursuant to the Active Assets automatic purchase procedures described below.

    Subscribers to Active Assets services have the option to change the designation of their Trust at any time by notifying their Dean Witter Account Executive.

    The purchase price for shares of the Trusts is the net asset value per share next determined after receipt by a Trust of a purchase order, pursuant to the Active Assets program, in proper form. The Trusts anticipate that the net asset value will remain constant at $1.00 per share and that any fluctuations in value will be reflected in the daily dividend or in the number of outstanding shares in the shareholder's account rather than in the per share dollar value. The net asset value is determined at 12 noon, New York time, on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem shares of the Trust. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon pricing on the following business day. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    A purchase order will not be effective until Federal funds become available to the Trusts. Federal funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. There are no minimum investment requirements for the Trusts (with the exception of non-participants in the Active Assets Program--see below) although the minimum requirement for entry in the Active Assets program is currently $10,000 in cash and/or securities. Dean Witter reserves the right to alter or waive the conditions upon which an Active Assets account may be opened.

    Free credit cash balances held in an Active Assets account will be automatically invested daily in shares of either the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust, if a Trust has been selected for investment by the participant, on each business day on which the New York Stock Exchange is open. Free credit cash balances will be invested in shares at the price next determined, which is 12 noon New York time, on the next business day following the credit of any such amounts to the Active Assets account. Free credit balances arising from a cash payment into an Active Assets account shall be so invested unless such payment is made after the cashiering deadline of the Dean Witter office in which the payment is made, in which case the resulting free credit balance shall be invested on the second following business day and the investor will not receive the daily dividend which would have been received had such balance been invested in the designated Trust. An Active Assets participant desiring to make such a cash payment should contact his or her Dean Witter Account Executive for information concerning the local office's cashiering deadline, which is dependent on such office's arrangements with its commercial banks.

    Each Trust has entered into a Distribution Agreement with Dean Witter Distributors Inc. (the "Distributor"), an affiliate of InterCapital, which has its principal executive offices at Two World Trade Center, New York, New York 10048. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of the shares of the Trusts, including costs involved in the distribution of prospectuses and periodic reports to investors, other supplementary sales literature and advertising costs. However, costs and expenses incurred by the Distributor may be reimbursed by the Trusts pursuant to the provisions of the respective Plans of Distribution pursuant to Rule 12b-1 (see page A-6).

    From time to time, certain state administrative agencies may raise questions as to whether the operation of the Active Assets program constitutes banking under the laws of their state. In addition, legislation has been proposed in certain states which, if enacted, could require a modification of the Active Assets program in those states. The Distributor and Dean Witter are not banks and believe that the operation of the Active Assets program does not constitute banking under the laws of any state. The Distributor and Dean Witter intend to fully contest and resist any regulatory or legislative challenges to the Active Assets program. Final adverse rulings in any state that the Active Assets program constitutes unauthorized banking therein or the adoption of legislation by any state affecting the Active Assets program could force the Trusts to liquidate shares of residents in such state or to cease offering their shares in such state as part of the Active Assets program.

PURCHASE OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM

    Shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who choose not to participate in the Active Assets program. Shareholders of the Trusts not participating in the Active Assets program will not be charged a program fee. The minimum initial purchase for non-participants is $5,000 and the minimum subsequent purchase is $1,000. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may have different initial and/or subsequent purchase minimum accounts, and may make share purchases automatically through their account programs. Dean Witter account holders should contact their account executive for further information concerning methods of purchase.

    The Trusts have been created for the purpose of serving as investments for participants in the Active Assets program and, as such, do not in themselves offer such typical money market fund features as check writing and exchange privileges. There are other money market funds, including funds managed by InterCapital, which have investment objectives similar to the Trusts and which offer check writing and exchange privileges. Prior to making an investment in any such money market fund, an investor should obtain and read the prospectus.

REDEMPTION OF SHARES


    Each Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share next determined after receipt by Dean Witter Trust FSB (the "Transfer Agent") of instructions from Dean Witter in accordance with the automatic procedure set forth below (non-participants in the Active Assets program see below). Such instructions are delivered to the Transfer Agent prior to the determination of net asset value at 12 noon, New York time, on any day that the New York Stock Exchange is open for business, or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. Shareholders will receive upon redemption all dividends declared and reinvested until the time of redemption.


    Redemption will be automatically effected by Dean Witter to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa credit card purchases, cash advances or checks written against the Visa Account. Each Active Assets account will be automatically scanned for debits each business day that the New York Stock Exchange is open for business as of the close of business on that day, and after application of any free credit cash balances in the account to such debits, a sufficient number of Trust shares owned by the Active Assets participants will be redeemed at 12 noon the following business day to satisfy any remaining debits in either the Securities Account or the Visa Account. Margin loans will be utilized to satisfy debits remaining after the liquidation of all Trust shares in an Active Assets participant's account and shares may not be purchased until all debits and margin loans in the account are satisfied. Dean Witter (not the Trusts) may impose a fee for the use of the Visa credit card to obtain cash advances.

    The right to receive payment with respect to any redemption may be suspended by each Trust for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Trust of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Trust. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above. At various times the Trusts may be requested to redeem shares with respect to which good payment has not yet been received by the Distributor. A Trust may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. In addition, where the shares to be redeemed have been purchased by check (including a certified or bank cashier's check), automatic and manual redemptions may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check).

    The total value of a shareholder's investment in a Trust at the time of redemption may be more or less than his or her cost, depending on the value of the securities held by the Trust at such time and income earned.

    If a participant wishes to reduce or eliminate his or her investment in the Trust shares component of the Active Assets program, he or she should first call the Active Assets information number shown on the cover page preceding the Active Assets Money Trust Prospectus, to ascertain the balance in his or her Trust Account. He or she may then withdraw an amount equal to the value of such shares, less any charges pending in his or her Active Assets account, in any of the following ways:

    (a) by writing a check against the Visa Account in such amount;

    (b) by obtaining a cash advance from a Visa participating bank or branch thereof for such amount (which the bank may limit to $5,000 per account per day); or

    (c) by calling his or her Dean Witter Account Executive and requesting a cash disbursement from the Active Assets program for such amount.

    In any of the above methods, the Trust share balance at any time is subject to reduction due to prior debits against the participant's account. Accordingly, if payment is requested through the Visa Account check or the cash advance methods and if any other debits are paid by automatic redemption of Trust shares prior to the time the check or cash advance charge is presented for payment, then the Trust share balance will be reduced. If so, payment of the check or cash advance may be paid in part from the margin loan value of the Securities Account or may result in an overdraft. In addition, Dean Witter (not the Trusts) may impose a fee for the checkwriting service on certain Active Assets accounts.

    Under the Active Assets program, both Dean Witter and Bank One have the right to terminate an Active Assets account for any reason. In such event, all shares held in a shareholder's account will be redeemed.

REDEMPTION OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM

    Shareholders who are not participating in the Active Assets program should contact Dean Witter, through his or her account executive, on any day the New York Stock Exchange is open, to effect a redemption of shares of the Trust. All such redemption requests will be promptly forwarded to the Transfer Agent; redemption requests should not be sent directly to the Trusts or the Transfer Agent. If such requests are inadvertently sent to the Trust or Transfer Agent, they will be forwarded to the Distributor. Cash proceeds from the manual redemption of Trust shares ordinarily will be credited to the shareholder's Dean Witter brokerage account or, on request, will be mailed to the shareholder at his or her address of record. In certain instances, as where redemption requests are received in writing, such redemption requests will require written notices containing the signatures of all persons in whose name the shares are registered, or additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may effect redemption of shares automatically, as provided for in their account program. Dean Witter account holders should contact their account executive for further information concerning methods of redemption.

HOW NET ASSET VALUE IS DETERMINED

    The net asset value per share of each Trust, for the purpose of calculating the price at which shares are issued and redeemed, is determined by the Investment Manager as of 12 noon New York time on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends. Each Trust will also calculate such price on each other day in which there is a sufficient degree of trading in that Trust's portfolio securities, such that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem Trust shares. The determination of net asset value is made by subtracting from the value of the assets of a Trust the amount of its liabilities, and dividing the remainder by the number of outstanding shares of the Trust.

    The Trusts utilize the amortized cost method in valuing their portfolio securities, even though the portfolio securities may increase or decrease in market value, generally, in regards to changes in interest rates. The amortized cost method of valua-tion involves valuing a security at its cost adjusted by a constant amortization to maturity of any original issue discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00, although there is no assurance that the $1.00 net asset value will be maintained.

CONFIRMATIONS

    All purchases and redemptions of Trust shares and dividend reinvestments will be confirmed monthly to the shareholder (rounded to the nearest share) in the Active Assets Account Statement. Dean Witter has received an exemptive order from the Securities and Exchange Commission which permits it to omit sending out more frequent confirmations with respect to purchases and redemptions.

    In the interest of economy and convenience and because of the operating procedures of the Trusts, certificates representing the Trusts' shares will not be physically issued. Shares are maintained by the Trusts on the register maintained by the Transfer Agent and the holders thereof will have the same rights of ownership with respect to such shares as if certificates had been issued.

THE TRUSTS AND THEIR MANAGEMENT
--------------------------------------------------------------------------------

    Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust are all no-load, open-end diversified investment management companies. Money Trust, Tax-Free Trust and Government Securities Trust were organized under the laws of the Commonwealth of Massachusetts as business trusts on March 30, 1981. California Tax-Free Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on July 10, 1991.


    InterCapital, located at Two World Trade Center, New York, New York 10048, is the Trusts' Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Dean Witter. Dean Witter is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"), a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.



    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies (the "Dean Witter Funds"), thirty of which are listed on the New York Stock Exchange, with combined assets of approximately $97.6 billion at July 31, 1997. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $3.6 billion at such date.


    The Trusts have retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund.

    The Trusts' Trustees review the various services provided by the Investment Manager to ensure that the Trusts' general investment policies and programs are being properly carried out and that administrative services are being provided to the Trusts in a satisfactory manner.

    As full compensation for the services and facilities furnished to the Trusts and expenses of the Trusts assumed by the Investment Manager, the Trusts pay the Investment Manager monthly compensation calculated daily by applying a percentage rate to the daily net assets of each of the respective Trusts which declines as net assets of the Trusts reach specified levels (up to $3 billion). For the fiscal years ended June 30, 1997, the Trusts accrued total compensation to the Investment Manager amounting to 0.29% (Money Trust), 0.41% (Tax-Free Trust), 0.50% (California Tax-Free Trust) and 0.48% (Government Securities Trust) of the respective Trusts' average daily net assets and the Trusts' total expenses amounted to 0.45% (Money Trust), 0.55% (Tax-Free Trust), 0.66% (California Tax-Free Trust) and 0.64% (Government Securities Trust) of the respective Trusts' average daily net assets.


PLAN OF DISTRIBUTION


    Each Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Under the respective Plans, the Distributor has expanded the nature of its promotional activities on behalf of the respective Trusts and uses its best efforts to foster additional sales of Trust shares. The respective Plans provide that the Distributor bear the expense of all promotional and distribution related activities on behalf of the respective Trusts, except for expenses that the respective Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the respective Plans: (1) compensation to sales representatives of Dean Witter and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of shares of the Trusts; (3) expenses incurred in connection with promoting sales of shares of the Trusts; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services are made in monthly payments by each Trust at the annual rate of up to 0.15 of 1% of the average daily net assets of each Trust. Such payments were made by Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust at the annual rate of 0.10 of 1% of each Trust's average daily net assets for their respective fiscal years ended June 30, 1997. Dean Witter account executives are paid an annual residual commission, currently a gross residual of up to 0.10 of 1% of the current value of the respective accounts of which they are the account executive of record. In addition, some Dean Witter sales personnel will receive various types of non-cash compensation as special sales incentives, including trips, educational and/ or business seminars and merchandise. Expenses incurred by the Distributor pursuant to the Plans in any fiscal year will not be reimbursed by any Trust through payments accrued in any subsequent fiscal year.


    Each Trust's expenses include: the Investment Management fee; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; certain legal, transfer agent, custodian and auditing fees; and printing and other expenses relating to the Trust's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with each Trust.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

    Each Trust declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income (and, with respect to Money Trust and Government Securities Trust, net short-term capital gains, if any) to shareholders of record as of 12 noon New York time of the preceding business day. With respect to Tax-Free Trust and California Tax-Free Trust, dividends from net short-term capital gains, if any, will be paid periodically. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed a Trust's net investment income. Dividends are automatically reinvested daily in additional full and fractional shares of a Trust at the net asset value per share determined at 12 noon, New York time on that day.

    Each Trust intends to distribute dividends from net long-term capital gains, if any, at least once each year. A Trust may, however, elect to retain all or a portion of any net long-term capital gains in any year for reinvestment.

    Dean Witter will send to each shareholder a monthly summary of his or her account, including information as to dividends reinvested, on the Dean Witter Transaction Statement.

TAXES

    Because the Trusts currently intend to distribute all of their net investment income and net capital gains, if any, to shareholders and intend to otherwise comply with all the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), to qualify as regulated investment companies, it is not expected that the Trust will be required to pay any federal income tax.

    To avoid being subject to a 31% federal withholding tax on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.

    MONEY TRUST AND GOVERNMENT SECURITIES TRUST. Distributions of net investment income and realized net short-term capital gains are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Trust's shares. No portion of such dividends or distributions will be eligible for the federal dividends received deduction for corporations. The Trusts advise their shareholders annually as to the federal income tax status of distributions paid during each calendar year.

    TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST. The Trusts intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining as of the close of each quarter of their taxable year, at least 50% of the value of their total assets in tax-exempt securities. If a Trust satisfies such requirement, dividends from net investment income to shareholders, whether taken in cash or reinvested in additional Trust shares, will be excludable from gross income for federal income tax purposes to the extent net interest income is represented by interest on tax-exempt securities. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    The Code now subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. This alternative minimum tax applies to interest received on "private activity bonds" (in general, bonds that benefit non-government entities) issued after August 7, 1986 which, although tax-exempt are used for purposes other than those generally performed by governmental units (e.g., bonds used for commercial or housing purposes). Income received on such bonds is classified as a "tax preference item", under the alternative minimum tax, for both individual and corporate investors. A portion of a Trust's investments may be made in such "private activity bonds," with the result that a portion of the exempt-interest dividends paid by a Trust will be an item of tax preference to shareholders subject to the alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

    Under California law, an investment company which qualifies as a regulated investment company must have at least 50% of the value of its total assets invested in California state and local issues or in obligations of the United States which if held by an individual, would pay interest excludable from income (or in a combination thereof), at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income tax. Shareholders of California Tax-Free Trust who are California residents will not incur any federal or California income tax on the amount of exempt-interest dividends received by them from the Trust and derived from California state and local issues or certain United States issues whether taken in cash or reinvested in additional shares to the extent that such dividends are derived from California securities.

    Within 60 days after the end of its fiscal year, the Trusts will mail to shareholders statements indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and the percentage, if any, of the exempt-interest dividends which constitutes an item of tax preference. This percentage should be applied uniformly to any distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Unlike federal law, no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income tax purposes. Moreover, unlike federal law, an individual's Social Security benefits are not subject to California personal income tax, so that the receipt of California exempt-interest dividends (from the California Tax-Free Trust) will have no effect on an individual's California personal income tax.

    Shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains, if any. For federal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held a Trust's shares and regardless of whether the distribution is received in additional shares or cash. In addition, for California personal income tax purposes, the shareholders of the California Tax-Free Trust will not be subject to tax, or receive a credit for tax paid by the Trust, on undistributed capital gains, if any. With respect to the Tax-Free Trust, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends.

    Distributions from investment income and long-term and short-term capital gains will not be excluded from taxable income in determining the California corporate income or franchise tax for corporate shareholders. Such distributions also may be includable in income subject to the alternative minimum tax. In addition, distributions from investment income and long-term and short-term capital gains may be subject to state taxes in states other than California and to local taxes.

    Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Trust, generally will not be deductible by the investor for federal or California personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of this Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

    Shareholders should consult their tax advisers as to the applicability of the above to their own tax situation.

CURRENT AND EFFECTIVE YIELD

    From time to time the Trusts advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Trust refers to the income generated by an investment in the Trust over a given seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day period is assumed to be generated each seven-day period within a 365-day period and is shown as a percentage of the investment. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in a Trust is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Trust and California Tax-Free Trust may also quote tax-equivalent yield, which is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to the yield determined as described above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

    All shares of beneficial interest of a Trust are of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of beneficial interest of a Trust is entitled to its portion of all of the Trust's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.


    The Trust is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Trust does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of each Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees.



    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not authorized any such additional series or classes of shares.


    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by a Trust. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the nature of the Trusts' assets and operations, the possibility of a Trust being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Trusts, the risk to Trust shareholders is remote.

CUSTODIAN

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trusts' assets. The Custodian has no part in deciding the Trusts' investment policies or which securities are to be purchased or sold for the Trusts' portfolios. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.


    CODE OF ETHICS. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Trusts should be directed to the Trusts at the telephone number or at the address set forth on the front cover of these Prospectuses.

CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NEW YORK 10286
TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
DEAN WITTER TRUST FSB
HARBORSIDE FINANCIAL CENTER
PLAZA TWO
JERSEY CITY, NEW JERSEY 07311
INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
INVESTMENT MANAGER
DEAN WITTER INTERCAPITAL INC.


NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES OR IN THE STATEMENTS OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED IN THESE PROSPECTUSES OR IN THE STATEMENTS OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUSTS OR THE DISTRIBUTOR. THESE PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER BY THE TRUSTS OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUSTS OR THE DISTRIBUTOR TO MAKE SUCH OFFER IN SUCH JURISDICTION.

      [LOGO]

ACTIVE ASSETS
MONEY TRUST
ACTIVE ASSETS
TAX-FREE TRUST
ACTIVE ASSETS
CALIFORNIA TAX-FREE
TRUST
ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST


PROSPECTUSES
AUGUST 22, 1997


THE ENCLOSED PROSPECTUSES DESCRIBE FOUR FULLY MANAGED MONEY MARKET TRUSTS. SHARES OF THE TRUSTS ARE OFFERED DIRECTLY TO CLIENTS OF DEAN WITTER AND TO PARTICIPANTS IN THE ACTIVE ASSETS-REGISTERED TRADEMARK- ACCOUNT PROGRAM OF DEAN WITTER REYNOLDS INC.

INVESTORS SHOULD BE AWARE THAT THE ACTIVE ASSETS ACCOUNT SERVICE IS NOT A BANK ACCOUNT. AS WITH ANY INVESTMENT IN SECURITIES, THE VALUE OF A SHAREHOLDER'S

INVESTMENT IN THE TRUSTS MAY FLUCTUATE.

PRINCIPAL OFFICE OF THE TRUSTS
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048
                                                             [LOGO]

STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 22, 1997                                                           [LOGO]


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 22, 1997, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
Two World Trade Center
New York, New York 10048
(212) 392-2550

    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Dean Witter Client Agreement or consult your Dean Witter Account Executive.

Active Assets Money Trust

ACTIVE ASSETS MONEY TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................      3

Investment Restrictions...............................................      4

How Net Asset Value is Determined.....................................      5

Dividends, Distributions and Taxes....................................      7

Financial Statements..................................................     10

Report of Independent Accountants.....................................     21

APPENDIX

Investment Manager....................................................    A-1

Trustees and Officers.................................................    A-6

Portfolio Transactions and Brokerage..................................   A-14

General Information...................................................   A-15

Custodian and Transfer Agent..........................................   A-16

Independent Accountants...............................................   A-16

Reports to Shareholders...............................................   A-16

Legal Counsel.........................................................   A-17

Experts...............................................................   A-17

Registration Statement................................................   A-17

Financial Statements..................................................   A-17

Information with Respect to Securities Ratings........................   A-17


Active Assets Money Trust                2

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    REPURCHASE AGREEMENTS. As discussed in the Prospectus, when cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Trust's Custodian, at a specified price and at a fixed time in the future, which is usually not more than seven days from the date of purchase. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the purchase price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, the collateral must quality the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act or the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercise of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by the Trust, amount to more than 10% of its total assets. The Trust's investments in repurchase agreements may, at times, be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant.

    LENDING OF PORTFOLIO SECURITIES. Subject to Investment Restriction (2) below, the Trust may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value (including accrued interest) of the securities loaned is deposited by the borrower with the Trust and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Trust any income accruing thereon, and the Trust may invest the cash collateral in portfolio securities, thereby earning additional income. The Trust will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis. Loans would be subject to termination by the Trust in the normal settlement time, currently two business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Trust and its shareholders. The Trust

Active Assets Money Trust                3
may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. During its fiscal year ended June 30, 1997, the Trust did not lend any of its portfolio securities and it has no intention of doing so in the foreseeable future.


    VARIABLE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Trust may invest in variable and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on floating rate obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Trust may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Trust to maintain a stable net asset value per share (see "How Net Asset Value is Determined") and to sell obligations prior to maturity at a price approximating the full principal amount of the obligations. The principal benefit to the Trust of purchasing obligations with a demand feature is that liquidity, and the ability of the Trust to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Trust may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Trust's investment quality requirements.
                                  ------------


    The Trust will attempt to balance its objectives of high current income, preservation of capital and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities with an effective maturity of more than thirteen months from the date of purchase (see "How Net Asset Value is Determined"). The amounts invested in obligations of various maturities of one year or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, to a lesser degree, with short-term issues. These changes, if experienced, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "How Net Asset Value is Determined"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. In the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Trust might have to borrow money and incur interest expenses. Either occurrence would adversely impact upon the amount of daily dividends and could result in a decline in the daily net asset value per share or the reduction by the Trust of shares held in a shareholder's account. The Trust will attempt to minimize these risks by investing in relatively longer-term securities when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Trust will be successful in achieving this objective.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Trust as defined in the Investment Company Act of 1940, as amended (the "Act"). Majority is defined in the Act as the lesser of
(a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Trust are present or represented by proxy, or (b) more than fifty percent of the outstanding shares of the Trust.

Active Assets Money Trust                4

    These restrictions provide that the Trust may not:

         1. Purchase any common stocks or other equity securities;

         2. Make loans to others, except through the purchase of the debt obligations and repurchase agreements referred to under "Investment Practices and Policies" above and under "Investment Objectives and Policies" in the Prospectus and loans of portfolio securities, not in excess of 10% of the value of the Trust's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

         3. Purchase or sell real estate; however, the Trust may purchase marketable securities issued by companies which invest in real estate or interests therein;

         4. Purchase securities on margin or sell short;

         5. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

         6. Purchase securities for which there are legal or contractual restrictions on resale (i.e. restricted securities), except for repurchase agreements;

         7. Underwrite securities of other issuers;

         8. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

         9. Participate on a joint or joint and several basis in any securities trading account;

        10. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

        11. Purchase securities of any issuer for the purpose of exercising control or management; and

        12. Invest in securities of any issuer if, to the knowledge of the Trust, any officer, Trustee or director of the Trust or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------


    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Trust. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the

Active Assets Money Trust                5
instrument. During such periods the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b)(i) the procedures include calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; c) the Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or reducing the number of the outstanding shares of the Trust) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Trust. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such reduction.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security generally is defined in the Rule to mean (i) A security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) A security: (A) That at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) Whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligation within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be sub-

Active Assets Money Trust                6
categories or gradations indicating relative standing); or (iii) An Unrated Security that is of comparable quality to a security meeting the requirements of
(i) or (ii) above, as determined by the money market fund's board of directors.

    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality: (i) no more than 5% in the aggregate of the Trusts total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the Trust intends to declare dividends payable on each day the New York Stock Exchange is open for business of all of its daily net investment income and net short-term capital gains, if any, to shareholders of record as of 12 noon New York time of the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Trust. Net income will be calculated immediately prior to the determination of net asset value per share of the Trust.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

    The Trustees may revise the above dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in

Active Assets Money Trust                7
order to maintain a constant $1 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Trust will not be subject to federal income or excise taxes provided that it distributes all of its taxable net investment income and all of its net realized capital gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of the Trust's dividends/distributions will be eligible for the federal dividends received deduction available to corporations.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    The Trust may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Trust and of shareholders with respect to distributions by the Trust may differ from Federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Active Assets Money Trust                8

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.


    The Trust's current yield for the seven days ending June 30, 1997 was 5.21%. The effective annual yield on 5.21% is 5.35%, assuming daily compounding.


Active Assets Money Trust                9

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value
  (identified cost $8,916,421,030)..........................  $8,916,421,030
Cash........................................................          53,222
Interest receivable.........................................      15,467,499
Prepaid expenses and other assets...........................         110,763
                                                              --------------

     TOTAL ASSETS...........................................   8,932,052,514
                                                              --------------

LIABILITIES:
Payable for:
    Investment management fee...............................       2,189,233
    Plan of distribution fee................................         765,282
    Shares of beneficial interest repurchased...............           6,139
Accrued expenses and other payables.........................       1,052,432
                                                              --------------

     TOTAL LIABILITIES......................................       4,013,086
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   8,928,029,368
Accumulated undistributed net investment income.............          10,060
                                                              --------------

     NET ASSETS.............................................  $8,928,039,428
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  8,928,029,368 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                       $1.00
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $457,814,495
                                                              ------------

EXPENSES
Investment management fee...................................    23,990,221
Plan of distribution fee....................................     8,096,861
Transfer agent fees and expenses............................     3,579,681
Registration fees...........................................       916,465
Custodian fees..............................................       324,403
Shareholder reports and notices.............................       290,700
Professional fees...........................................        64,038
Trustees' fees and expenses.................................        15,118
Other.......................................................        59,795
                                                              ------------

     TOTAL EXPENSES.........................................    37,337,282
                                                              ------------

NET INVESTMENT INCOME AND NET INCREASE......................  $420,477,213
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                  ENDED          ENDED
                                                              JUNE 30, 1997  JUNE 30, 1996
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $ 420,477,213  $ 345,193,903

Dividends from net investment income........................   (420,473,721)  (345,191,836)
Net increase from transactions in shares of beneficial
  interest..................................................  1,757,892,646  1,461,230,225
                                                              -------------  -------------

     NET INCREASE...........................................  1,757,896,138  1,461,232,292

NET ASSETS:
Beginning of period.........................................  7,170,143,290  5,708,910,998
                                                              -------------  -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $10,060 AND $6,568, RESPECTIVELY).......................  $8,928,039,428 $7,170,143,290
                                                              -------------  -------------
                                                              -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding

                                       13
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

$2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $27,835,333,826 and $26,468,684,938, respectively.

                                       14
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $326,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,658. At June 30, 1997, the Trust had an accrued pension liability of $47,415 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1997    JUNE 30, 1996
                                                                   ---------------  ---------------
Shares sold......................................................   32,530,523,067   26,645,844,853
Shares issued in reinvestment of dividends.......................      419,594,925      344,415,057
                                                                   ---------------  ---------------
                                                                    32,950,117,992   26,990,259,910
Shares repurchased...............................................  (31,192,225,346) (25,529,029,685)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................    1,757,892,646    1,461,230,225
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------

                                       15
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                   FOR THE YEAR ENDED JUNE 30,
                                -------------------------------------------------------------------------------------------------
                                 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income.........    0.051     0.052     0.051     0.029     0.029     0.045     0.068     0.081     0.083     0.066
Less dividends from net
 investment income............   (0.051)   (0.052)   (0.051)   (0.029)   (0.029)   (0.045)   (0.068)   (0.081)   (0.083)   (0.066)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN+......     5.23%     5.33%     5.23%     2.99%     2.95%     4.58%     7.05%     8.43%     8.57%     6.83%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     0.45%     0.47%     0.49%     0.51%     0.51%     0.54%     0.52%     0.50%     0.52%     0.54%
Net investment income.........     5.07%     5.21%     5.16%     2.95%     2.90%     4.45%     6.80%     8.10%     8.33%     6.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................  $ 8,928   $ 7,170   $ 5,709   $ 4,144   $ 3,604   $ 3,628   $ 3,688   $ 3,454   $ 3,021   $ 2,519


------------------------------

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       16
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

                                                                ANNUALIZED
 PRINCIPAL                     DESCRIPTION                         YIELD
 AMOUNT IN                         AND                          ON DATE OF
 THOUSANDS                   MATURITY DATES                      PURCHASE            VALUE
------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (79.0%)
             AUTOMOTIVE - FINANCE (11.5%)
 $ 235,000   Chrysler Financial Corp.
               07/08/97 - 09/25/97..........................      5.64 - 5.70% $     233,698,454
   380,350   Ford Motor Credit Co.
               07/30/97 - 12/26/97..........................      5.42 - 5.87        375,879,234
   421,500   General Motors Acceptance Corp.
               07/15/97 - 12/29/97..........................      5.55 - 6.03        415,916,779
                                                                               -----------------
                                                                                   1,025,494,467
                                                                               -----------------
             BANK HOLDING COMPANIES (13.3%)
   175,000   BankAmerica Corp.
               08/11/97 - 12/29/97..........................      5.50 - 6.00        172,723,878
   346,800   Bankers Trust New York Corp.
               07/07/97 - 12/31/97..........................      5.69 - 5.79        344,107,864
    88,700   Chase Manhattan Corp.
               08/14/97 - 09/29/97..........................      5.76 - 5.77         87,914,826
   111,000   First Union Corp.
               08/01/97 - 08/29/97..........................      5.70 - 5.76        110,223,338
   110,000   Morgan (J.P.) & Co. Inc.
               07/21/97 - 08/14/97..........................      5.50 - 5.58        109,495,514
    63,425   NationsBank Corp.
               07/21/97 - 08/20/97..........................      5.65 - 5.68         62,994,964
   233,300   PNC Funding Corp.
               07/10/97 - 08/28/97..........................      5.50 - 5.81        232,243,437
    70,000   Republic New York Corp.
               12/24/97.....................................       5.72               68,097,244
                                                                               -----------------
                                                                                   1,187,801,065
                                                                               -----------------
             BANKS - COMMERCIAL (33.6%)
   400,000   Abbey National North America Corp.
               07/07/97 - 10/10/97..........................      5.44 - 5.92        396,106,250
   175,000   A N Z (DE) Inc.
               08/18/97 - 02/25/98..........................      5.52 - 5.95        172,250,364
   359,250   ABN - AMRO North America Finance Inc.
               07/08/97 - 12/15/97..........................      5.50 - 5.91        356,619,718
   136,400   Barclays U.S. Funding Corp.
               08/21/97 - 12/04/97..........................      5.69 - 5.85        134,445,599
   130,000   Canadian Imperial Holdings Inc.
               08/27/97 - 09/08/97..........................      5.42 - 5.55        128,814,096
   385,000   Deutsche Bank Financial Inc.
               07/15/97 - 08/27/97..........................      5.47 - 5.72        382,849,433
   237,000   Dresdner U.S. Finance Inc.
               07/01/97 - 07/22/97..........................      5.39 - 5.62        236,833,542
   120,000   International Nederlanden (U.S) Funding Corp.
               10/31/97 - 11/03/97..........................      5.92 - 5.93        117,628,125
   300,000   National Australia Funding (DE) Inc.
               07/18/97 - 10/01/97..........................      5.48 - 5.85        298,353,175
   165,000   Societe Generale N.A. Inc.
               07/25/97 - 09/15/97..........................      5.51 - 5.67        163,405,147
   337,550   Toronto - Dominion Holdings USA Inc.
               08/22/97 - 12/31/97..........................      5.63 - 5.78        331,722,542

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                ANNUALIZED
 PRINCIPAL                     DESCRIPTION                         YIELD
 AMOUNT IN                         AND                          ON DATE OF
 THOUSANDS                   MATURITY DATES                      PURCHASE            VALUE
------------------------------------------------------------------------------------------------
 $  50,000   Union Commercial Funding Corp.
               07/10/97.....................................       5.56      % $      49,932,375
   235,000   WestPac Capital Corp.
               07/09/97 - 12/08/97..........................      5.47 - 5.83        231,517,289
                                                                               -----------------
                                                                                   3,000,477,655
                                                                               -----------------
             BROKERAGE (2.6%)
   238,300   Goldman Sachs Group L.P.
               09/02/97 - 09/11/97..........................      5.66 - 5.71        235,748,719
                                                                               -----------------
             FINANCE - COMMERCIAL (2.8%)
   250,775   CIT Group Holdings, Inc.
               07/10/97 - 09/24/97..........................      5.65 - 5.70        248,686,939
                                                                               -----------------
             FINANCE - CONSUMER (6.7%)
   345,750   American Express Credit Corp.
               07/09/97 - 08/22/97..........................      5.56 - 5.60        344,603,665
    65,000   Avco Financial Services Inc.
               07/03/97 - 10/21/97..........................      5.45 - 5.68         64,554,889
    45,000   Beneficial Corp.
               07/28/97.....................................       5.71               44,810,325
   150,000   Household Finance Corp.
               07/31/97 - 09/02/97..........................      5.62 - 5.79        149,040,541
                                                                               -----------------
                                                                                     603,009,420
                                                                               -----------------
             FINANCE - DIVERSIFIED (5.6%)
    66,200   Associates Corp. of North America
               07/17/97 - 09/05/97..........................      5.61 - 5.69         65,820,453
   435,500   General Electric Capital Corp.
               07/14/97 - 01/23/98..........................      5.49 - 5.83        430,048,931
                                                                               -----------------
                                                                                     495,869,384
                                                                               -----------------
             FINANCE - EQUIPMENT (0.8%)
    68,900   Deere (John) Capital Corp.
               07/25/97 - 08/08/97..........................      5.62 - 5.70         68,543,384
                                                                               -----------------
             INDUSTRIALS (0.5%)
    45,000   Catepillar Financial Services Corp.
               07/10/97.....................................       5.71               44,936,775
                                                                               -----------------
             OFFICE EQUIPMENT (0.5%)
    45,000   IBM Credit Corp.
               08/25/97.....................................       5.71               44,613,625
                                                                               -----------------
             UTILITIES - FINANCE (1.1%)
    98,000   National Rural Utilities Cooperative Finance
               Corp.
               07/17/97 - 07/29/97..........................      5.63 - 5.71         97,610,537
                                                                               -----------------

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $7,052,791,970).................................      7,052,791,970
                                                                               -----------------
             SHORT-TERM BANK NOTES (8.0%)
    70,000   Bank of America NT & SA
               09/12/97 - 03/03/98..........................      5.57 - 5.96         70,000,000
    55,000   Corestates Bank, N.A.
               09/12/97 - 11/05/97..........................      5.66 - 5.85         55,000,000
   325,000   F.C.C. National Bank
               07/09/97 - 10/02/97..........................      5.50 - 5.82        325,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                ANNUALIZED
 PRINCIPAL                     DESCRIPTION                         YIELD
 AMOUNT IN                         AND                          ON DATE OF
 THOUSANDS                   MATURITY DATES                      PURCHASE            VALUE
------------------------------------------------------------------------------------------------
 $  35,000   First National Bank of Boston
               10/08/97.....................................       5.72      % $      35,000,000
    35,300   First National Bank of Chicago
               08/20/97.....................................       5.40               35,300,000
    90,000   La Salle National Bank
               08/15/97 - 09/04/97..........................      5.74 - 5.77         90,000,000
   100,000   Wachovia Bank, N.A.
               09/17/97.....................................       5.66              100,000,000
                                                                               -----------------

             TOTAL SHORT-TERM BANK NOTES
             (AMORTIZED COST $710,300,000)...................................        710,300,000
                                                                               -----------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.6%)
    45,000   Federal Farm Credit Bank
               06/25/98.....................................       5.75               42,558,800
    80,000   Federal National Mortgage Assoc.
               10/03/97 - 06/19/98..........................      5.75 - 5.76         76,895,005
   120,950   U.S. Treasury Bills
               02/05/98 - 05/28/98..........................      5.52 - 5.96        115,407,346
                                                                               -----------------

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (AMORTIZED COST $234,861,151)...................................        234,861,151
                                                                               -----------------
             CERTIFICATES OF DEPOSIT (6.9%)
    25,000   Bankers Trust Co.
               12/30/97.....................................       5.75               25,000,000
   190,000   Chase Manhattan Bank (USA)
               07/15/97 - 10/08/97..........................      5.55 - 5.68        190,000,000
    77,725   Mellon Bank, N.A.
               09/03/97 - 10/29/97..........................      5.75 - 5.88         77,725,000
    50,000   Suntrust Bank, Atlanta
               09/29/97.....................................       5.63               50,000,000
   220,000   Union Bank of California, N.A.
               07/08/97 - 09/15/97..........................      5.54 - 5.75        220,000,000
    50,000   Wachovia Bank, N.A.
               07/17/97.....................................       5.38               50,000,000
                                                                               -----------------

             TOTAL CERTIFICATES OF DEPOSIT
             (AMORTIZED COST $612,725,000)...................................        612,725,000
                                                                               -----------------
             BANKERS' ACCEPTANCES (3.4%)
   214,000   Corestates Bank, N.A.
               07/28/97 - 11/19/97..........................      5.39 - 5.87        211,417,502
    15,000   Mellon Bank, N.A.
               07/30/97.....................................       5.49               14,935,354
    45,000   NationsBank, N.A.
               07/07/97.....................................       5.49               44,959,950

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                ANNUALIZED
 PRINCIPAL                     DESCRIPTION                         YIELD
 AMOUNT IN                         AND                          ON DATE OF
 THOUSANDS                   MATURITY DATES                      PURCHASE            VALUE
------------------------------------------------------------------------------------------------
 $  35,000   Republic National Bank of New York
               08/29/97 - 11/20/97..........................      5.48 - 5.70% $      34,430,103
                                                                               -----------------

             TOTAL BANKERS' ACCEPTANCES
             (AMORTIZED COST $305,742,909)...................................        305,742,909
                                                                               -----------------

TOTAL INVESTMENTS
(AMORTIZED COST $8,916,421,030) (A)........       99.9   8,916,421,030

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES................................        0.1      11,618,398
                                                 -----   -------------

NET ASSETS.................................      100.0%  $8,928,039,428
                                                 -----   -------------
                                                 -----   -------------

---------------------
(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       20
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS MONEY TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets Money Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                                       21
                           ACTIVE ASSETS MONEY TRUST

STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 22, 1997                                                           [LOGO]


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 22, 1997, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Two World Trade Center
New York, New York 10048
(212) 392-2550

    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Dean Witter Client Agreement or consult your Dean Witter Account Executive.

Active Assets Tax-Free Trust

ACTIVE ASSETS TAX-FREE TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................      3

Investment Restrictions...............................................      6

How Net Asset Value is Determined.....................................      7

Dividends, Distributions and Taxes....................................      9

Financial Statements..................................................     13

Report of Independent Accountants.....................................     27

APPENDIX

Investment Manager....................................................    A-1

Trustees and Officers.................................................    A-6

Portfolio Transactions and Brokerage..................................   A-14

General Information...................................................   A-15

Custodian and Transfer Agent..........................................   A-16

Independent Accountants...............................................   A-16

Reports to Shareholders...............................................   A-16

Legal Counsel.........................................................   A-17

Experts...............................................................   A-17

Registration Statement................................................   A-17

Financial Statements..................................................   A-17

Information with Respect to Securities Ratings........................   A-17


Active Assets Tax-Free Trust           2

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

    MUNICIPAL BONDS. Municipal Bonds, as referred to in the Prospectus, are debt obligations of states, cities, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issuance of one year or more. They are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for general operating expenses or to loan to other public institutions and facilities. In addition, certain types of industrial development bonds and pollution control bonds are issued by or on behalf of public authorities to provide funding for various privately operated facilities.

    MUNICIPAL NOTES. Municipal Notes are short-term obligations of municipalities, generally with a maturity, at the time of issuance, ranging from six months to three years. The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. In addition, there are other types of Municipal Notes in which the Trust may invest. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency. Project Notes are issued by local agencies and are guaranteed by the United States Department of Housing and Urban Development. Such notes are secured by the full faith and credit of the United States.

    The two principal classifications of Municipal Bonds and Notes are "general obligation" and "revenue" bonds or notes. General obligation bonds and notes are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Issuers of general obligation bonds and notes include states, counties, cities, towns and other governmental units. Revenue bonds and notes are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds and notes and commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly in the instance of revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Obligations of issuers of Municipal Bonds and Municipal Notes are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuer to pay, when due, principal of and interest on its, or their, Municipal Bonds and Municipal Notes may be materially affected.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Trust may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called "variable rate" and "floating rate" obligations.

    The interest rate payable on a variable rate Municipal Obligation is adjusted either at predesignated periodic intervals and on floating rate Municipal Obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Trust may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate and a floating rate Municipal Obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchases of variable rate and floating rate Municipal Obligations could enhance the ability of the Trust to maintain a

Active Assets Tax-Free Trust           3
stable net asset value per share (see "How Net Asset Value is Determined" in the Prospectus") and to sell Municipal Obligations prior to maturity at a price approximating the full principal amount of the obligation. The principal benefit to the Trust of purchasing Municipal Obligations with a demand feature is that liquidity, and the ability of the Trust to obtain repayment of the full principal amount of a Municipal Obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain Municipal Obligations purchased by the Trust may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a Municipal Obligation meets the Trust's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Trust will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Trust may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. The Trust will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other Municipal Obligations equal in value to commitments for such when-issued or delayed delivery securities.


    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, which is usually not more than seven days from the date of purchase. The Trust will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the purchase price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, the collateral must qualify the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act or the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercising of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Trust, amount to more than 10% of its total assets. The Trust's

Active Assets Tax-Free Trust           4
investments in repurchase agreements may at times be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant. However, during the fiscal year ended June 30, 1997, the Trust did not enter into any repurchase agreements and the Trust does not intend to enter into any repurchase agreements during the foreseeable future.


    PUT OPTIONS. The Trust may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Trust pays for securities with puts may be higher than the price which otherwise would be paid for the securities. Consistent with the Trust's investment objectives and subject to the supervision of the Trust's Trustees, the primary purpose of this practice is to permit the Trust to be fully invested in securities the interest on which is exempt from Federal income taxes while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase, at a later date, securities other than those subject to the put. The Trust's policy is generally to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Trust shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Trust, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Trust's portfolio.


    The Trust values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Trust's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Trust's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trust's Trustees. Each dealer will be approved on its own merits and it is the Trust's general policy to enter into put transactions only with those dealers which have been determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, or to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Trust is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. During the fiscal year ended June 30, 1997, the Trust did not purchase any put options and it has no intention of purchasing such securities during the coming year.


    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes. In connection therewith, the Trust has received an opinion of counsel to the effect that interest on Municipal Obligations subject to puts will be tax-exempt to the Trust.

Active Assets Tax-Free Trust           5

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Trust as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of the holders of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the "Act"). Such a majority is defined in the Act as the lesser of (a) 67% or more of the shares present at a Meeting of Shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy at the meeting or (b) more than 50% of the outstanding shares of the Trust. For purposes of the following restrictions and those contained in the Prospectus:
(a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The restrictions provide that the Trust may not:

         1. Invest in common stock;

         2. Invest in securities of any issuer if, to the knowledge of the Trust, any officer, Trustee or director of the Trust or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

         3. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

         4. Purchase or sell commodities or commodity futures contracts;

         5. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

         6. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell Municipal Obligations at an agreed upon price and at or within an agreed upon time;

         7. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

         8. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction 5, as disclosed in the Prospectus. To meet the requirements of regulations in certain states, the Trust, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Trust are being sold in those states;

         9. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

        10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Trust may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

        11. Make short sales of securities;

        12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

Active Assets Tax-Free Trust           6

        13. Engage in the underwriting of securities, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

        14. Invest for the purpose of exercising control or management of any other issuer.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------


    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the Trust's shares. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive it if sold the instrument. During such periods, the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trust's Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b)
(i) the procedures include calculation, at such intervals as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities (for the purpose of determining market value, securities as to which the Trust has a "put" will be valued at the higher of market value or exercise price); (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it, and (iii) maintenance of written records of the procedures, the Trustees considerations made pursuant to them and any actions taken upon such consideration; the Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair results to investors or existing shareholders. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Trust; withholding dividends; utilizing a net asset value per share as determined by using available market quotations or reducing the number of its outstanding shares. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital a number of shares which represent the difference between the amortized cost valuation and market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Trust.

Active Assets Tax-Free Trust           7

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than thirteen months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. Repurchase agreements are valued at the face value of the repurchase agreement plus any accrued interest thereon to date.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security generally is defined in the Rule to mean (i) A security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) A security: (A) That at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) Whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligation within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (iii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the money market fund's board of directors. The Trust will limit its investments to securities that meet the requirements for Eligible Securities, as set forth in the prospectus.

    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or are determined to be of comparable quality that are "conduit securities" as that term is defined in the
Rule: (i) no more than 5% in the aggregate of the Trusts total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.

    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer

Active Assets Tax-Free Trust           8
reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such changes.

    The Trust will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from the $1.00 price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Trust's net asset value. The amount of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark to market basis. In these circumstances, the Trust may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its outstanding shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As stated in the Appendix to the Prospectus, the Trust intends to declare dividends, payable on each day the New York Stock Exchange is open for business, of all of its net investment income to shareholders of record as of 12 noon New York time of the preceding business day.

    In computing interest income, the Trust will amortize any premiums and original issue discounts on securities owned. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


    During the fiscal year ended June 30, 1997, the Trust incurred and elected to defer net capital losses of approximately $6,500. To the extent that capital loss carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders. Any net capital loss incurred after October 31 ("post-October losses") within the taxable year is deemed to arise on the first day of the fund's next taxable year.


    The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income, if any, to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    As discussed in the Prospectus, the Trust intends to invest a portion of its assets in certain "private activity bonds" issued after August 7, 1986. As a result, a portion of the exempt-interest dividends paid by the Trust will be an item of tax preference for taxable years beginning after December 31, 1986. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

Active Assets Tax-Free Trust           9

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Code. If so qualified, the Trust will not be subject to federal income and excise tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

    As discussed in the Prospectus, the Trust intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of its assets in tax-exempt securities. An exempt-interest dividend is that part of a dividend distribution made by the Trust which consists of interest received by the Trust on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax and in certain circumstances may affect the determination of the supplemental premium applicable to Medicare eligible individuals.

    Alternative minimum taxable income is generally equal to taxable income with certain adjustments and increased by certain "tax preference items" which may include a portion of the Trust's dividends as described above. In addition, the Code further provides that for taxable years beginning in 1990 and thereafter, corporations are subject to an alternative minimum tax based, in part, on 75% of any excess of "adjusted current earnings" over taxable income as adjusted for other tax preferences. Because an exempt-interest dividend paid by the Trust will be included in adjusted current earnings, a corporate shareholder may therefore be required to pay an increased alternative minimum tax as the result of receiving exempt-interest dividends paid by the Trust.

    The Superfund Amendments and Reauthorization Act of 1986 (the "Superfund Act") imposes a deductible tax on a corporation's alternative minimum taxable income (computed without regard to the alternative tax net operating loss deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed for taxable years beginning after December 31, 1986 and before January 1, 1996. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. Exempt-interest dividends paid by the Trust that create alternative minimum tax preferences for corporate shareholders under the Code (as described above) may be subject to the tax.

    Within 60 days after the end of its fiscal year, the Trust will mail to shareholders a statement indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and to what extent the taxable portion is long-term capital gain, short-term capital gain or ordinary income. This percentage should be applied uniformly to all monthly distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, it is anticipated that none of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Any loss on the sale or exchange of shares of the Trust which are held for 6 months or less is disallowed to the extent of the amount of any exempt-interest dividend paid with respect to such shares. Treasury Regulations may provide for a reduction in such required holding periods.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, deter-

                                       10
Active Assets Tax-Free Trust
mined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a regulated investment company such as the Trust, which pays exempt-interest dividends. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Trust. "Substantial user" is defined generally by Income Tax Regulation 1.103-11 (b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were to be enacted, the availability of tax-exempt municipal securities for investment by the Trust could be affected. If such legislation is enacted, the Trust may reevaluate its investment objective and policies.

    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends. Shareholders should consult their tax advisers about the status of dividends from the Trust in their own states and localities. The Trust will report annually to shareholders the percentage of interest income received by the Trust during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    Any dividends or capital gains distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that fund by the exact amount of the dividends or capital gains distribution. Furthermore, capital gains distributions are, and some portion of the dividends may be, subject to income tax. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the distribution of realized net long-term capital gains, such distribution would be a return of capital but nonetheless taxable at capital gains rates. Therefore, an investor should not purchase Trust shares immediately prior to a distribution record date and sell them immediately thereafter solely for the purpose of receiving the distribution.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and

Active Assets Tax-Free Trust           11
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


    The Trust's current yield for the seven days ending June 30, 1997 was 3.46%. The effective annual yield on 3.46% is 3.52%, assuming daily compounding.



    Based upon a Federal personal income tax bracket of 39.6%, the Trust's tax-equivalent yield for the seven days ending June 30, 1997 was 5.73%. Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


Active Assets Tax-Free Trust           12

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (amortized cost
  $1,650,521,049)...........................................  $1,650,521,049
Cash........................................................       4,639,801
Receivable for:
    Investment sold.........................................      30,000,000
    Interest................................................      11,283,020
Prepaid expenses and other assets...........................         153,643
                                                              --------------

     TOTAL ASSETS...........................................   1,696,597,513
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      62,213,200
    Investment management fee...............................         569,572
    Plan of distribution fee................................         139,320
Accrued expenses and other payables.........................         148,611
                                                              --------------

     TOTAL LIABILITIES......................................      63,070,703
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,633,518,142
Accumulated undistributed net investment income.............          15,210
Net realized loss...........................................          (6,542)
                                                              --------------

     NET ASSETS.............................................  $1,633,526,810
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  1,633,528,242 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                       $1.00
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $58,693,801
                                                              -----------

EXPENSES
Investment management fee...................................    6,784,852
Plan of distribution fee....................................    1,620,070
Transfer agent fees and expenses............................      346,987
Registration fees...........................................      146,045
Custodian fees..............................................       82,034
Professional fees...........................................       59,906
Shareholder reports and notices.............................       57,364
Trustees' fees and expenses.................................       15,130
Other.......................................................       24,495
                                                              -----------

     TOTAL EXPENSES.........................................    9,136,883

     LESS: EXPENSE OFFSET...................................      (19,887)
                                                              -----------

     NET EXPENSES...........................................    9,116,996
                                                              -----------

     NET INVESTMENT INCOME..................................   49,576,805

     NET REALIZED LOSS......................................       (6,542)
                                                              -----------

NET INCREASE................................................  $49,570,263
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                  ENDED          ENDED
                                                              JUNE 30, 1997  JUNE 30, 1996
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $  49,576,805  $  49,272,443
Net realized gain (loss)....................................         (6,542)        67,452
                                                              -------------  -------------

     NET INCREASE...........................................     49,570,263     49,339,895
                                                              -------------  -------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................    (49,562,686)   (49,272,477)
Net realized gain...........................................         (7,971)      --
                                                              -------------  -------------

     TOTAL..................................................    (49,570,657)   (49,272,477)
                                                              -------------  -------------
Net increase from transactions in shares of beneficial
  interest..................................................     91,640,075     42,488,823
                                                              -------------  -------------

     NET INCREASE...........................................     91,639,681     42,556,241

NET ASSETS:
Beginning of period.........................................  1,541,887,129  1,499,330,888
                                                              -------------  -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $15,210 AND $1,091, RESPECTIVELY).......................  $1,633,526,810 $1,541,887,129
                                                              -------------  -------------
                                                              -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion;

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $3,297,805,320 and $3,289,494,200, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $30,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997, included in Trustees' fees and expenses in the Statement of Operations amounted to $1,657. At June 30, 1997, the Trust had an accrued pension liability of $47,414 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1997    JUNE 30, 1996
                                                                   ---------------  ---------------
Shares sold......................................................    5,701,581,425    5,666,091,760
Shares issued in reinvestment of dividends.......................       49,570,657       49,272,477
                                                                   ---------------  ---------------
                                                                     5,751,152,082    5,715,364,237
Shares repurchased...............................................   (5,659,512,007)  (5,672,875,414)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................       91,640,075       42,488,823
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $6,500 during fiscal 1997.


As of June 30, 1997, the Trust had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net realized loss was credited $10,100.

ACTIVE ASSETS TAX-FREE TRUST


FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                        FOR THE YEAR ENDED JUNE 30,
                                          ----------------------------------------------------------------------------------------
                                             1997         1996         1995         1994         1993         1992         1991
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net investment income...................       0.030        0.031        0.030        0.020        0.021        0.033        0.047
Less dividends from net investment
 income.................................      (0.030)      (0.031)      (0.030)      (0.020)      (0.021)      (0.033)      (0.047)
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
TOTAL INVESTMENT RETURN+................        3.05%        3.12%        3.09%        2.01%        2.15%        3.38%        4.84%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.55%        0.55%        0.56%        0.56%        0.57%        0.59%        0.60%
Net investment income...................        2.98%        3.08%        3.05%        1.98%        2.13%        3.30%        4.71%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................  $    1,634   $    1,542   $    1,499   $    1,416   $    1,355   $    1,304   $    1,342


                                             1990         1989         1988
                                          ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
Net investment income...................       0.054        0.056        0.043
Less dividends from net investment
 income.................................      (0.054)      (0.056)      (0.043)
                                          ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
TOTAL INVESTMENT RETURN+................        5.57%        5.77%        4.45%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.56%        0.58%        0.57%
Net investment income...................        5.44%        5.66%        4.35%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................  $    1,174   $    1,112   $    1,034


------------------------------


    +      CALCULATED BASED ON NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (67.0%)
             ARIZONA
 $  12,200   Arizona Educational Loan Marketing Corporation, 1991 Ser A (AMT)......................      4.25 %    07/08/97
     4,265   Maricopa County Industrial Development Authority, Samaritan Health Svc Ser B-2
               (MBIA)..............................................................................      4.05      07/01/97
     8,000   Maricopa County, New Mexico Public Service Co Ser 1992 A..............................      4.10      07/08/97
             ARKANSAS
    20,000   Crossett, Georgia Pacific Corp Ser 1984...............................................      4.15      07/08/97
             CALIFORNIA
     6,250   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992...........................      4.00      07/01/97
     4,000   Sacramento County, Administration Center & Courthouse Ser 1990 COPS...................      3.90      07/08/97
    14,700   Southern California Public Power Authority, Transmission 1991 Refg Ser (AMBAC)........      3.90      07/08/97
             COLORADO
    11,500   Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser A....................      4.10      07/08/97
    15,000   Colorado Student Obligation Bond Authority, Ser 1989 A (AMT)..........................      4.25      07/08/97
             CONNECTICUT
    25,000   Connecticut Development Authority, Connecticut Light & Power Co 1993 A Ser............      4.05      07/08/97
    30,000   Connecticut Special Assessment, Unemployment Compensation 1993 Ser C (FGIC)...........      3.90      07/01/98
             FLORIDA
    25,000   Dade County, Water & Sewer Ser 1994 (FGIC)............................................      4.15      07/08/97
    22,300   Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 B & C.........      4.15      07/08/97
     6,300   Dade County Health Facilities Authority, Miami Children's Hospital Ser 1990...........      4.20      07/01/97
     4,200   Jacksonville Health Facilities Authority, Baptist Medical Center Ser 1993 (MBIA)......      4.55      07/01/97
    14,000   Putman County Development Authority, Seminole Electric Co-op Inc Ser 1984 D (NRU-CFC
               Gtd)................................................................................      3.60      12/15/97
    25,000   Volusia County Health Facilities Authority, Pooled Ser 1985 (FGIC)....................      4.15      07/08/97
             GEORGIA
    21,000   Albany-Dougherty County Hospital Authority, Phoebe-Putney Memorial Hospital Ser 1991
               (AMBAC).............................................................................      4.20      07/08/97
    15,000   Burke County Development Authority,
               Ogelthorpe Power Co Ser 1994 A (FGIC)...............................................      4.15      07/08/97
    16,102   Georgia Municipal Association, Pool Ser 1990 COPs (MBIA)..............................      4.15      07/08/97
             HAWAII
     9,260   Hawaii Department of Budget & Finance, Kaiser Permanente Semiannual Tender Ser 1984
               B...................................................................................      3.50      09/01/97
             IDAHO
    13,035   Idaho Health Facilities Authority, St Luke's Regional Medical Center Ser 1995.........      4.10      07/01/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  12,200   $      12,200,000
     4,265
                     4,265,000
     8,000           8,000,000

    20,000          20,000,000

     6,250           6,250,000
     4,000           4,000,000
    14,700          14,700,000

    11,500          11,500,000
    15,000          15,000,000

    25,000          25,000,000
    30,000          30,000,000

    25,000          25,000,000
    22,300          22,300,000
     6,300           6,300,000
     4,200           4,200,000
    14,000
                    14,000,000
    25,000          25,000,000

    21,000
                    21,000,000
    15,000
                    15,000,000
    16,102          16,101,957

     9,260
                     9,260,000

    13,035          13,035,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       20
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             ILLINOIS
 $  30,000   Chicago, Tender Notes Ser 1996........................................................      3.55 %    10/31/97
             Illinois Health Facilities Authority,
     8,900     Gottlieb Health Resources Inc Ser 1990..............................................      4.15      07/08/97
     7,000     HealthCorp Affiliates Central DuPage Hospital Assn Ser 1990.........................      4.10      07/01/97
    20,000   Illinois Toll Highway Authority, Refg Ser 1993-B (MBIA)...............................      4.15      07/08/97
             INDIANA
    14,000   Indiana Hospital Equipment Financing Authority, Ser 1985 A (MBIA).....................      4.25      07/08/97
    10,060   Indianapolis, Ogden Martin Sys Inc Ser 1987 (AMT).....................................      4.25      07/01/97
     8,400   Petersburg, Indianapolis Power & Light Co Ser 1995 B (AMBAC)..........................      4.20      07/08/97
             KENTUCKY
     7,000   Jamestown, Union Underwear Co 1983 Ser A..............................................      4.00      07/08/97
             LOUISIANA
             East Baton Rouge Parish,
     2,000     Exxon Corp Ser 1989.................................................................      4.10      07/01/97
     9,740     Exxon Corp Ser 1993.................................................................      4.05      07/01/97
    30,000   New Orleans Aviation Board, Ser 1993 B (MBIA).........................................      4.15      07/08/97
             MARYLAND
             Maryland Health and Educational Facilities Authority,
     8,000     Johns Hopkins Hospital Ser 1997 A...................................................      4.10      07/08/97
    10,000     North Arundel Hospital Ser 1997 A...................................................      4.20      07/08/97
     8,000   Washington Suburban Sanitary District, 1996 Ser BANs..................................      4.25      07/08/97
             MASSACHUSETTS
    22,500   Massachusetts Bay Transportation Authority, 1984 Ser A................................      3.45      09/02/97
    28,700   Massachusetts Health & Educational Facilities Authority, Harvard University Ser 1985
               I...................................................................................      4.00      07/08/97
    15,200   Massachusetts Industrial Finance Agency, Ogden Haverhill Ser 1992 A...................      4.10      07/08/97
     5,000   Massachusetts Municipal Wholesale Electric Company, Power Supply 1994 Ser C...........      4.10      07/08/97
             MICHIGAN
     5,100   Delta County Economic Development Corporation, Mead-Escanaba Paper Co Ser 1985 E......      4.05      07/01/97
     6,300   Michigan Strategic Fund, Detroit Edison Co Ser 1995 CC................................      4.25      07/01/97
             MINNESOTA
     8,100   Minneapolis & St Paul Housing & Redevelopment Authority, Childrens' Health Care Ser
               1995 B (FSA)........................................................................      4.30      07/01/97
             MISSISSIPPI
     7,000   Jackson County, Chevron USA Inc Ser 1993..............................................      4.00      07/01/97
             MISSOURI
             Missouri Health & Educational Facilities Authority,
    10,000     Sisters of Mercy Health System St Louis Inc Ser 1989 A..............................      4.15      07/08/97
    10,000     SSM Health Care Ser 1995 B..........................................................      4.15      07/08/97
     9,200     Washington University Ser 1996 C....................................................      4.10      07/01/97
             NEW HAMPSHIRE
     2,500   New Hampshire Higher Educational & Health Facilities Authority, Dartmouth Education
             Loan Corp Ser 1993 (AMT)..............................................................      4.05      12/01/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  30,000   $      30,000,000

     8,900           8,900,000
     7,000           7,000,000
    20,000          20,000,000

    14,000          14,000,000
    10,060          10,060,000
     8,400           8,400,000

     7,000           7,000,000

     2,000           2,000,000
     9,740           9,740,000
    30,000          30,000,000

     8,000           8,000,000
    10,000          10,000,000
     8,000           8,000,000

    22,500          22,500,000
    28,700
                    28,700,000
    15,200          15,200,000
     5,000           5,000,000

     5,100           5,100,000
     6,300           6,300,000

     8,100
                     8,100,000

     7,000           7,000,000

    10,000          10,000,000
    10,000          10,000,000
     9,200           9,200,000

     2,500
                     2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       21
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             NEW JERSEY
             New Jersey Economic Development Authority,
 $  12,200     New Jersey Natural Gas Co Ser 1995 A (AMBAC) (AMT)..................................      3.85 %    07/01/97
     5,200     United Water New Jersey Inc Ser 1996 B (AMBAC)......................................      3.75      07/01/97
     8,000   New Jersey Turnpike Authority, Ser 1991 D (FGIC)......................................      3.80      07/08/97
     8,000   Union County Pollution Control Financing Authority, Exxon Corp 1994 Ser...............      3.90      07/01/97
             NEW MEXICO
    27,700   Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)........................................      4.15      07/08/97
             NEW YORK
     4,000   New York City Municipal Water Finance Authority, 1995 Ser A (FGIC)....................      5.50      07/01/97
     9,000   New York State Dormitory Authority, Cornell University Ser 1990 B.....................      4.00      07/01/97
     8,000   New York State Energy Research & Development Authority, New York State Electric & Gas
               Corp Ser 1994 C.....................................................................      3.75      07/01/97
     1,000   St Lawrence County Industrial Development Agency, Reynolds Metals Co Ser 1995 (AMT)...      4.20      07/08/97
             NORTH CAROLINA
     9,400   Craven County Industrial Facilities & Pollution Control Financing Authority, Craven
               County Wood Energy Ltd 1989 Ser C (AMT).............................................      4.10      07/01/97
    14,800   Durham, Ser 1993 A COPs...............................................................      4.05      07/08/97
     7,000   North Carolina Educational Facilities Finance Agency, Bowman Gray School of Medicine
               Ser 1996............................................................................      4.15      07/08/97
    29,285   North Carolina Medical Care Commission, Duke University Hospital Ser 1985 B & C.......      4.075     07/08/97
    21,700   Person County Industrial Facilities & Pollution Control Financing Authority, Carolina
               Power & Light Co Ser 1992 A.........................................................      4.30      07/08/97
             NORTH DAKOTA
    10,000   Oliver County, Square Butte Electric Co-op Ser 1996 B (AMBAC).........................      4.10      07/08/97
             OHIO
     5,900   Ohio Air Quality Development Authority, Sohio Air-British Petroleum Co Ser 1995.......      4.05      07/01/97
             OKLAHOMA
    32,360   Oklahoma Water Resources Board, State Loan Prog Ser 1994 A & Ser 1995.................      3.50      09/02/97
             OREGON
     7,700   Oregon, Ser 73 G......................................................................      4.05      07/08/97
             PENNSYLVANIA
    10,000   Allegheny County Hospital Development Authority, Health Education & Research Corp Ser
               1988 B..............................................................................      4.20      07/08/97
     6,200   Delaware County Industrial Development Authority, United Parcel Service of America Inc
               Ser 1985............................................................................      4.00      07/01/97
    11,500   Pennsylvania Higher Education Assistance Agency, Student Loan 1997 Ser A (AMT)........      4.25      07/08/97
    15,000   Pennsylvania Higher Education Facilities Authority, Thomas Jefferson University 1992
               Ser C...............................................................................      3.85      09/23/97
    15,000   York General Authority, Pooled Ser 1996...............................................      4.15      07/08/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  12,200   $      12,200,000
     5,200           5,200,000
     8,000           8,000,000
     8,000           8,000,000

    27,700          27,700,000

     4,000           4,000,000
     9,000           9,000,000
     8,000
                     8,000,000
     1,000           1,000,000

     9,400
                     9,400,000
    14,800          14,800,000
     7,000
                     7,000,000
    29,285          29,285,000
    21,700
                    21,700,000

    10,000          10,000,000

     5,900           5,900,000

    32,360          32,360,000

     7,700           7,700,000

    10,000
                    10,000,000
     6,200
                     6,200,000
    11,500          11,500,000
    15,000
                    15,000,000
    15,000          15,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       22
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                             COUPON      DEMAND
 THOUSANDS                                                                                             RATE+       DATE*
---------------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA
             York County,
 $  10,810     Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC Gtd)....................      3.50 %    08/15/97
    13,640     North Carolina Electric Membership Corp Ser 1984 N-5 (NRU-CFC Gtd)..................      3.55      09/15/97
             TENNESSEE
     6,000   Tennessee Housing Development Agency, Homeownership Ser 1997-1 (AMT)..................      3.75      07/01/97
     7,900   Memphis, Airport Refg Ser 1995 B (AMT)................................................      4.25      07/08/97
     7,500   Metropolitan Nashville Airport Authority, American Airlines Refg Ser 1995 A...........      4.10      07/01/97
    10,000   Volunteer State Student Funding, Ser A-3 (AMT)........................................      4.25      07/08/97
             TEXAS
    16,000   Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 C............................      4.05      07/08/97
    10,000   Hockley County Industrial Development Corporation, Amoco Oil Co Ser 1985..............      3.80      11/01/97
    10,000   Matagorda County Navigation District #1, Houston Lighting & Power Co Ser 1997 (AMBAC)
               (AMT)...............................................................................      4.25      07/01/97
     7,900   Nueces River Authority, Reynolds Metals Co Ser 1985...................................      4.20      07/01/97
             UTAH
    15,000   Intermountain Power Agency, 1985 Ser E................................................      3.55      09/15/97
             WASHINGTON
     5,800   Seattle, Municipal Light & Power Ser 1993.............................................      4.10      07/08/97
    11,900   Washington, Ser 1996 A................................................................      4.10      07/08/97
     9,225   Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
               Ser 1991 A & Ser 1996...............................................................      4.10      07/01/97
             WISCONSIN
     9,500   Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)..........................................      4.425     07/08/97
    10,000   Wisconsin Health & Educational Facilities Authority,
               Franciscan Health Care Inc Ser 1985 A-1.............................................      4.15      07/08/97
     2,775     Wheaton Franciscan Services Inc Ser 1997............................................      4.20      07/08/97
             WYOMING
             Lincoln County,
     7,900     Exxon Corp Ser 1984 B...............................................................      4.10      07/01/97
     5,400     Exxon Corp Ser 1987 C (AMT).........................................................      4.25      07/01/97
     9,800   Platte County, Tri-State Generation and Transmission Ser 1984 A.......................      4.20      07/01/97
     4,100   Uinta County, Chevron USA Ser 1993....................................................      4.00      07/01/97

             TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (AMORTIZED COST $1,094,906,957)...............................................................................

 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  10,810   $      10,810,000
    13,640          13,640,000

     6,000           6,000,000
     7,900           7,900,000
     7,500           7,500,000
    10,000          10,000,000

    16,000          16,000,000
    10,000          10,000,000
    10,000
                    10,000,000
     7,900           7,900,000

    15,000          15,000,000

     5,800           5,800,000
    11,900          11,900,000
     9,225
                     9,225,000

     9,500           9,500,000
    10,000
                    10,000,000
     2,775           2,775,000

     7,900           7,900,000
     5,400           5,400,000
     9,800           9,800,000
     4,100           4,100,000
             -----------------

                 1,094,906,957
             -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       23
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                YIELD TO
 PRINCIPAL                                                                                                      MATURITY
 AMOUNT IN                                                                              COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                               RATE        DATE       PURCHASE
--------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT COMMERCIAL PAPER (22.1%)
             ARIZONA
 $   7,750   Maricopa County Pollution Control Corporation, Southern California
               Edison Co 1985 Ser B.................................................      3.70 %    07/24/97      3.70  %
             COLORADO
    11,000   Platte River Authority, Electric Subordinate Lien Ser S-1..............      3.75      10/09/97      3.75
             FLORIDA
     7,000   Jacksonville Electric Authority, Ser A.................................      3.75      10/15/97      3.75
    10,000   Orange County Health Facilities Authority, Pooled Hospital Loan Ser
               1985 (MBIA)..........................................................      3.70      08/26/97      3.70
    10,000   Sunshine State Governmental Financing Commission, Ser 1994 B...........      3.65      10/14/97      3.65
             GEORGIA
     5,600   Georgia Municipal Gas Authority, Southern Portfolio I Ser B............      3.60      07/16/97      3.60
             HAWAII
     4,000   Hawaii Department of Budget & Finance, Citizens Utilities Co 1988 Ser B
               (AMT)................................................................      3.70      08/13/97      3.70
     5,800   Honolulu City & County, BANs...........................................      3.75      09/11/97      3.75
             LOUISIANA
    10,000   Louisiana Public Finance Authority, Our Lady of the Lake Regional
               Medical Center Ser 1985 (FSA)........................................      3.65      08/14/97      3.65
             Plaquemines Port Harbor and Terminal District,
    10,600     Electric - Coal Transfer Co Ser 1985 D...............................      3.35      07/10/97      3.35
     9,700     Electric - Coal Transfer Co Ser 1985 D...............................      3.50      07/22/97      3.50
             MARYLAND
    10,000   Anne Arundel County, Ser A BANs........................................      3.70      09/09/97      3.70
             Baltimore County,
     8,000     Ser 1995 BANs........................................................      3.65      07/08/97      3.65
     8,000     Ser 1995 BANs........................................................      3.65      07/14/97      3.65
     6,500     Metro District Ser 1995 BANs.........................................      3.55      08/07/97      3.55
     5,000     Metro District Ser 1995 BANs.........................................      3.80      09/11/97      3.80
             MASSACHUSETTS
             Massachusetts Bay Transportation Authority,
    12,500     Ser C................................................................      3.70      07/29/97      3.70
     9,000     Ser C................................................................      3.70      08/28/97      3.70
    10,000   Massachusetts Health & Educational Facilities Authority, Boston
               University Ser H.....................................................      3.85      08/19/97      3.85
             MISSOURI
    11,000   Missouri Environmental Improvement & Energy Resources Authority, Union
               Electric Co Ser 1985 A...............................................      3.65      07/31/97      3.65
     5,600   Missouri Health & Educational Facilities Authority, SSM Health Care Ser
               1988 C...............................................................      3.75      10/21/97      3.75
             NEBRASKA
             Nebraska Public Power District,
     2,000     Ser B Notes..........................................................      3.65      07/30/97      3.65
    10,000     Ser B Notes..........................................................      3.70      07/30/97      3.70
     5,000     Ser B Notes..........................................................      3.90      08/20/97      3.90


 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $   7,750
             $       7,750,000

    11,000          11,000,000

     7,000           7,000,000
    10,000
                    10,000,000
    10,000          10,000,000

     5,600           5,600,000

     4,000
                     4,000,000
     5,800           5,800,000

    10,000
                    10,000,000

    10,600          10,600,000
     9,700           9,700,000

    10,000          10,000,000

     8,000           8,000,000
     8,000           8,000,000
     6,500           6,500,000
     5,000           5,000,000

    12,500          12,500,000
     9,000           9,000,000
    10,000
                    10,000,000

    11,000
                    11,000,000
     5,600
                     5,600,000

     2,000           2,000,000
    10,000          10,000,000
     5,000           5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       24
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                YIELD TO
 PRINCIPAL                                                                                                      MATURITY
 AMOUNT IN                                                                              COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                               RATE        DATE       PURCHASE
--------------------------------------------------------------------------------------------------------------------------
             NORTH CAROLINA
             North Carolina Eastern Municipal Power Agency,
 $   5,000     Ser 1988 B...........................................................      3.80 %    08/08/97      3.80  %
     7,000     Ser 1996.............................................................      3.60      07/09/97      3.60
    10,000     Ser 1996.............................................................      3.65      08/06/97      3.65
     5,500     Ser 1996.............................................................      3.55      08/08/97      3.55
             PENNSYLVANIA
             Montgomery County Industrial Development Authority,
     8,000     Peco Energy Co 1996 Ser A............................................      3.75      07/15/97      3.75
    10,250     Peco Energy Co 1996 Ser A............................................      3.60      08/27/97      3.60
             SOUTH CAROLINA
             South Carolina Public Service Authority,
    10,000     Promissory Notes.....................................................      3.55      08/21/97      3.55
    10,000     Promissory Notes.....................................................      3.55      09/19/97      3.55
             TEXAS
             Bexar Metropolitan Water District,
    10,500     Ser 1997.............................................................      3.65      07/21/97      3.65
     5,000     Ser 1997.............................................................      3.75      08/11/97      3.75
     7,000   Dallas Area Rapid Transit, Sales Tax Ser A.............................      3.75      09/10/97      3.75
             Harris County Health Facilities Development Corporation,
    10,000     Sisters of Charity of the Incarnate Word Ser 1997 A..................      3.80      07/16/97      3.80
     6,000     Sisters of Charity of the Incarnate Word Ser 1997 A..................      3.70      09/09/97      3.70
             Houston,
    10,000     1993 Ser A...........................................................      3.80      09/17/97      3.80
    10,000     1993 Ser A...........................................................      3.80      10/17/97      3.80
     7,000     Airport Ser 1993 A (AMT).............................................      3.75      08/26/97      3.75
    10,000     Water & Sewer 1994 Ser A.............................................      3.70      10/08/97      3.70
     5,000   San Antonio, Electric & Gas Ser 1995 A.................................      3.80      09/18/97      3.80
     6,500   Texas A & M University, Series 1993 B..................................      3.75      08/20/97      3.75
             WISCONSIN
             Wisconsin Transportation Notes,
     8,000     1997 Ser A...........................................................      3.65      08/12/97      3.65
     7,000     1997 Ser A...........................................................      3.65      08/15/97      3.65

             TOTAL TAX-EXEMPT COMMERCIAL PAPER
             (AMORTIZED COST $361,800,000)................................................................................


 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $   5,000   $       5,000,000
     7,000           7,000,000
    10,000          10,000,000
     5,500           5,500,000

     8,000           8,000,000
    10,250          10,250,000

    10,000          10,000,000
    10,000          10,000,000

    10,500          10,500,000
     5,000           5,000,000
     7,000           7,000,000

    10,000          10,000,000
     6,000           6,000,000

    10,000          10,000,000
    10,000          10,000,000
     7,000           7,000,000
    10,000          10,000,000
     5,000           5,000,000
     6,500           6,500,000

     8,000           8,000,000
     7,000           7,000,000
             -----------------

                   361,800,000
             -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       25
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                YIELD TO
 PRINCIPAL                                                                                                      MATURITY
 AMOUNT IN                                                                              COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                               RATE        DATE       PURCHASE
--------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM MUNICIPAL NOTES (11.9%)
             COLORADO
 $  10,000   Colorado, Ser 1997 A TRANs, dtd 07/01/97 (WI)..........................      4.50 %    06/26/98      3.85  %
             GEORGIA
    11,200   Burke County Development Authority, Ogelthorpe Power Co Ser 1997A
               (AMBAC), dtd 03/07/97................................................      3.60      12/01/97      3.60
             IDAHO
    17,000   Idaho, Ser 1997 TANs, dtd 07/01/97 (WI)................................      4.625     06/30/98      3.88
             INDIANA
    12,000   Indiana Bond Bank, Advance Funding Ser 1997 A-2, dtd 02/04/97..........      4.25      01/21/98      3.70
     5,000   Indianapolis Local Improvement Bond Bank, Ser 1997 A Notes, dtd
               06/19/97.............................................................      4.375     01/08/98      3.76
             IOWA
    18,000   Iowa School Corporations, Warrant Certificates Ser A 1997-98 (FSA), dtd
               06/26/97.............................................................      4.50      06/26/98      3.89
             MICHIGAN
    40,000   Michigan, Notes, dtd 02/12/97..........................................      4.50      09/30/97      3.46
    20,000   Michigan Municipal Bond Authority, Ser 1996 A Notes, dtd 07/03/96......      4.50      07/03/97      3.90
             PENNSYLVANIA
     5,000   Temple University, Ser 1997, dtd 05/19/97..............................      4.75      05/18/98      3.90
             TEXAS
    25,000   Texas, Ser 1996 TRANs, dtd 08/30/96....................................      4.75      08/29/97      3.92
             WISCONSIN
    25,000   Milwaukee, Ser 1997 A RANs, dtd 02/25/97...............................      4.25      02/19/98     3.61-3.86
     5,000   Wisconsin, Operating Notes of 1997, dtd 07/01/97 (WI)..................      4.50      06/15/98      3.85


 PRINCIPAL
 AMOUNT IN
 THOUSANDS         VALUE
-----------

 $  10,000   $      10,061,700

    11,200
                    11,200,000

    17,000          17,121,550

    12,000          12,035,639
     5,000
                     5,015,760

    18,000
                    18,104,143

    40,000          40,101,920
    20,000          20,000,632

     5,000           5,035,936

    25,000          25,034,052

    25,000          25,072,810
     5,000           5,029,950
             -----------------

TOTAL SHORT-TERM MUNICIPAL NOTES
(AMORTIZED COST $193,814,092).............................................                193,814,092

TOTAL INVESTMENTS
(AMORTIZED COST $1,650,521,049) (A).......................................      101.0%  $1,650,521,049

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................       (1.0)    (16,994,239)
                                                                                -----   -------------

NET ASSETS................................................................      100.0%  $1,633,526,810
                                                                                -----   -------------
                                                                                -----   -------------

---------------------
AMT  Alternative Minimum Tax.
BANs Bond Anticipation Notes.
COPs Certificates of Participation.
RANs Revenue Anticipation Notes.
TANs Tax Anticipation Notes.
TRANs Tax and Revenue Anticipation Notes.
WI   Security purchased on a when issued basis.
 +   Rate shown is the rate in effect at June 30, 1997.
 *   Date in which the principal amount can be recovered through demand.
(a)  Cost is the same for federal income tax purposes.
Bond Insurance:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
FSA  Financial Security Assurance Inc.
MBIA Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       26
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 1997, the Trust paid to shareholders $0.030 per share from net investment income. All of the Trust's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                                       27
                          ACTIVE ASSETS TAX-FREE TRUST

STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 22, 1997                                                           [LOGO]


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 22, 1997, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Two World Trade Center
New York, New York 10048
(212) 392-2550

    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Dean Witter Client Agreement or consult your Dean Witter Account Executive.

Active Assets California Tax-Free Trust

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................      3

Investment Restrictions...............................................      7

Special Considerations Relating to California Tax-Exempt Securities...      8

How Net Asset Value is Determined.....................................     10

Dividends, Distributions and Taxes....................................     13

Financial Statements..................................................     17

Report of Independent Accountants.....................................     28

APPENDIX

Investment Manager....................................................    A-1

Trustees and Officers.................................................    A-6

Portfolio Transactions and Brokerage..................................   A-14

General Information...................................................   A-15

Custodian and Transfer Agent..........................................   A-16

Independent Accountants...............................................   A-16

Reports to Shareholders...............................................   A-16

Legal Counsel.........................................................   A-17

Experts...............................................................   A-17

Registration Statement................................................   A-17

Financial Statements..................................................   A-17

Information with Respect to Securities Ratings........................   A-17


Active Assets California Tax-Free Trust   2

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES

    TAXABLE SECURITIES. As discussed in the Prospectus, the Trust may invest up to 20% of its total assets in taxable money market instruments, repurchase agreements and non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Trust shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by the Fund.

    In addition, the Trust may temporarily invest more than 20% of its total assets in non-California tax-exempt securities and taxable money market instruments, or in short-term tax-exempt securities subject to the federal alternative minimum tax for individual shareholders, to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable money market instruments in which the Trust may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

    TAX-EXEMPT SECURITIES. As discussed in the Prospectus, at least 80% of the Trust's total assets will be invested in California tax-exempt securities (California Municipal Bonds, California Municipal Notes and California Municipal Commercial Paper). In regard to the Moody's and S&P ratings discussed in the Prospectus, it should be noted that the ratings represent the organizations' opinions as to the quality of the securities which they undertake to rate and the ratings are general and not absolute standards of quality. For a description of Municipal Bond, Municipal Note and Municipal Commercial Paper ratings by Moody's and S&P, see "Information with Respect to Securities Ratings" in the Appendix to this Statement of Additional Information.

    The percentage and rating limitations discussed above and in the Prospectus apply at the time of acquisition of a security based upon the last previous determination of the Trust's net asset value; any subsequent change in any ratings by a rating service or change in percentages resulting from market fluctuations or other changes in total assets will not require elimination of any security from the Fund's portfolio.

    The payment of principal and interest by issuers of certain Municipal Obligations purchased by the Trust may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a Municipal Obligation meets the Trust's investment quality requirements. In addition, some issues may contain provisions which permit the Trust to demand from the issuer repayment of principal at some specified period(s) prior to maturity.

    MUNICIPAL BONDS. Municipal Bonds, as referred to in the Prospectus, are debt obligations of a state, its cities, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more, and the interest from which is, in the opinion of bond counsel, exempt from federal income tax. In addition to these requirements, the interest from California Municipal Bonds must be, in the opinion of bond counsel, exempt from California personal income tax. They are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for general operating expenses or to loan to other public institutions and facilities. In addition, certain types of industrial development bonds and pollution control bonds are issued by or on behalf of public authorities to provide funding for various privately operated facilities.

Active Assets California Tax-Free Trust   3

    MUNICIPAL NOTES. Municipal Notes are short-term obligations of municipalities, generally with a maturity at the time of issuance ranging from six months to three years, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. In addition to those requirements, the interest from California Municipal Notes must be, in the opinion of bond counsel, exempt from California personal income tax. The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, although there are other types of Municipal Notes in which the Trust may invest. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. Project Notes are issued by local agencies and are guaranteed by the United States Department of Housing and Urban Development. Such notes are secured by the full faith and credit of the United States Government.

    MUNICIPAL COMMERCIAL PAPER. Municipal Commercial Paper refers to short-term obligations of municipalities the interest from which is, in the opinion of bond counsel, exempt from federal income tax. In addition to those requirements, the interest from California Commercial Paper must be, in the opinion of bond counsel, exempt from California personal income tax. It may be issued at a discount and is sometimes referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

    The two principal classifications of Municipal Bonds, Notes and Commercial Paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly with respect to revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Issuers of these obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Bonds, Municipal Notes and Municipal Commercial Paper may be materially affected.

PORTFOLIO MANAGEMENT

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Trust may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called "variable rate" and "floating rate" obligations.

    The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and on floating rate Municipal Obligations whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the

Active Assets California Tax-Free Trust   4

Trust may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate Municipal Obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate Municipal Obligations could enhance the ability of the Trust to maintain a stable net asset value per share (see "How Net Asset Value is Determined' in the Prospectus). The principal benefit to the Trust of purchasing obligations with a demand feature is that liquidity, and the ability of the Trust to obtain repayment of the full principal amount of a Municipal Obligation prior to maturity, is enhanced.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Trust will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Trust may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. The Trust will also establish a segregated account with its custodian bank in which it will maintain liquid assets such as cash, U.S. government securities or other appropriate high grade debt obligations equal in value to commitments for such when-issued or delayed delivery securities.


    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Trust's Custodian, at a specified price and at a fixed time in the future, which is usually not more than seven days from the date of purchase. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the purchase price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, the collateral must quality the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act or the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercise of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in

Active Assets California Tax-Free Trust   5
repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by the Trust, amount to more than 10% of its total assets. The Trust's investments in repurchase agreements may, at times, be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant. The Trust has not to date and has no intention to enter into any repurchase agreements during the coming fiscal year.

    PUT OPTIONS. The Trust may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Trust pays for securities with puts may be higher than the price which otherwise would be paid for the securities. Consistent with the Trust's investment objectives and subject to the supervision of the Board of Trustees, the primary purpose of this practice is to permit the Trust to be fully invested in securities the interest on which is exempt from Federal and California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Trust's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Trust shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Trust, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Trust's portfolio.

    The Trust values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Trust's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Trust's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trust's Board of Trustees. Each dealer will be approved on its own merits and it is the Trust's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Board has directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Trust is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. The Trust has not to date and has no intention to purchase put options during the coming fiscal year.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes. In connection therewith, the Trust has received an opinion of counsel to the effect that interest on Municipal Obligations subject to puts will be tax-exempt to the Trust.

Active Assets California Tax-Free Trust   6

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Trust as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of the holders of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the "Act"). Such a majority is defined in the Act as the lesser of (a) 67% or more of the shares present at a Meeting of Shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy at the meeting, or (b) more than 50% of the outstanding shares of the Trust. For purposes of the following restrictions and those recited in the Prospectus: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The term "bank obligations" as referred to in Investment Restriction 3 in the Prospectus refers to short-term obligations (including certificates of deposit and bankers' acceptances) of banks (including domestic branches of foreign banks) subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks.

    The Trust may not:

        1.  Invest in common stock.

        2. Invest in securities of any issuer if, to the knowledge of the Trust, any officer or trustee of the Trust or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

        3. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein.

        4.  Purchase or sell commodities or commodity futures contracts.

        5. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

        6. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell Municipal Obligations at an agreed upon price and at or within an agreed upon time.

        7. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        8. Borrow money, except that the Trust may borrow from a bank or the Investment Manager for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

        9. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction
    (8). To meet the requirements of regulations in certain states, the Trust, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Trust are being sold in those states.

Active Assets California Tax-Free Trust   7

        10. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described above.

        11. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Trust may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements.

        12. Make short sales of securities.

        13. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

        14. Engage in the underwriting of securities, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        15. Invest for the purpose of exercising control or management of any other issuer.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA TAX-EXEMPT SECURITIES
--------------------------------------------------------------------------------

    The Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the State of California ("State") Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete description.

    In 1978, Proposition 13, an amendment to the California Constitution was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In NORDLINGER V. HAHN, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1985-86 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

Active Assets California Tax-Free Trust   8

    In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of State revenues to California issuers or in the ability of California issuers to pay their obligations.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (vii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.


    In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.


    In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

    In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by on a two-thirds vote, to suspend the minimum funding requirement for one year.

Active Assets California Tax-Free Trust   9

    On November 3, 1992, voters approved an initiative statute, Proposition 163, which exempts certain food products, including candy and other snack foods, from California's sales tax. The sales tax had been broadened to include those items as part of the 1991-92 budget legislation. The State Legislative Analyst estimates a resultant revenue reduction of $200 million for the remainder of the 1992-93 fiscal year and $300-330 million per year thereafter.



    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


    Although an improving economy and healthier tax revenues are anticipated, the political environment and voter initiatives may constrain the State's financial flexibility. For example, according to the Legislative Analyst's Office the passage of Proposition 187 in the November 1994 election, which in part denies certain social services to illegal immigrants, could jeopardize $15 billion in federal funding. In addition, the passage of Proposition 184 in the November 1994 election, which imposes mandatory, lengthy prison sentences on individuals convicted of three felonies, is expected to increase prison operating costs by $3 billion annually and increase prison construction costs by $20 billion.


    On December 6, 1994, Orange County (California) became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%.



    Los Angeles County, the nation's largest county, is also experiencing financial difficulty. In August 1995 the credit rating of the county's long-term bonds was downgraded for the third time since 1992 as a result of, and among other things, severe operating deficits for the county's health care system. Also, the county has not yet recovered from the ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. Entering the 1996-1997 fiscal year, the county faced a budgetary shortfall of approximately $516 million. The county's budgetary difficulties have continued with their effect on the 1997-1998 budget still uncertain.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------


    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the Trust's shares. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as

Active Assets California Tax-Free Trust   10
determined by amortized cost, is higher or lower than the price the Trust would receive it if sold the instrument. During such periods, the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trust's Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b)
(i) the procedures include calculation, at such intervals as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities (for the purpose of determining market value, securities as to which the Trust has a "put" will be valued at the higher of market value or exercise price); (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it, and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such consideration; the Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair results to investors or existing shareholders. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Trust; withholding dividends; utilizing a net asset value per share as determined by using available market quotations or reducing the number of its outstanding shares. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital a number of shares which represent the difference between the amortized cost valuation and market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Trust.

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. Repurchase agreements are valued at the face value of the repurchase agreement plus any accrued interest thereon to date.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is to be deemed the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

Active Assets California Tax-Free Trust   11

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security generally is defined in the Rule to mean (i) A security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) A security: (A) That at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) Whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligation within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (iii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the money market fund's board of directors.

    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, with respect to 75% of its total assets, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in
(b) below with regard to certain securities, no more than 5% (10% if a guarantee) of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality that are "conduit securities" as that term is defined in the
Rule: (i) no more than 5% will be invested in the aggregate of the Trust's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, will be invested in the securities of any one issuer.

    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such changes.

    The Trust will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from the $1.00 price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Trust's net asset value. The amount of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant

Active Assets California Tax-Free Trust   12
unrealized depreciation on a mark to market basis. In these circumstances, the Trust may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its outstanding shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As stated in the Appendix to the Prospectus, the Trust intends to declare dividends, payable on each day the New York Stock Exchange is open for business, of all of its net investment income to shareholders of record as of 12 noon New York time of the preceding business day.

    In computing interest income, the Trust will amortize any premiums and original issue discounts on securities owned. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


    At June 30, 1997, the Trust had a net capital loss carryover of approximately $2,400 of which $1,500 will be available through June 30, 2002 and $900 will be available through June 30, 2003 to offset future capital gains to the extent provided by regulations. During the fiscal year ended June 30, 1997, the Trust had utilized capital loss carryovers of approximately $9,400. Any net capital losses incurred after October 31 ("Post--October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year.


    The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income, if any, to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    As discussed in the Prospectus, the Trust intends to invest a portion of its assets in certain "private activity bonds" issued after August 7, 1986. As a result, a portion of the exempt-interest dividends paid by the Trust will be an item of tax preference for taxable years beginning after December 31, 1986. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Code. If so qualified, the Trust will not be subject to federal income and excise tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

    As discussed in the Prospectus, the Trust intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of its assets in tax-exempt securities. An exempt-interest dividend is that part of a dividend distribution made by the Trust which consists of interest received by the Trust on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax and in certain circumstances may affect the determination of the supplemental premium applicable to Medicare eligible individuals.

Active Assets California Tax-Free Trust   13

    Alternative minimum taxable income is generally equal to taxable income with certain adjustments and increased by certain "tax preference items" which may include a portion of the Trust's dividends as described above. In addition, the Code further provides that for taxable years beginning in 1990 and thereafter, corporations are subject to an alternative minimum tax based, in part, on 75% of any excess of "adjusted current earnings" over taxable income as adjusted for other tax preferences. Because an exempt-interest dividend paid by the Trust will be included in adjusted current earnings, a corporate shareholder may therefore be required to pay an increased alternative minimum tax as the result of receiving exempt-interest dividends paid by the Trust.

    The Superfund Amendments and Reauthorization Act of 1986 (the "Superfund Act") imposes a deductible tax on a corporation's alternative minimum taxable income (computed without regard to the alternative tax net operating loss deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed for taxable years beginning after December 31, 1986 and before January 1, 1996. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. Exempt-interest dividends paid by the Trust that create alternative minimum tax preferences for corporate shareholders under the Code (as described above) may be subject to the tax.

    Within 60 days after the end of its fiscal year, the Trust will mail to shareholders a statement indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and to what extent the taxable portion is long-term capital gain, short-term capital gain or ordinary income. This percentage should be applied uniformly to all monthly distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, it is anticipated that none of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Any loss on the sale or exchange of shares of the Trust which are held for 6 months or less is disallowed to the extent of the amount of any exempt-interest dividend paid with respect to such shares. Treasury Regulations may provide for a reduction in such required holding periods.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a regulated investment company such as the Trust, which pays exempt-interest dividends. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Trust. "Substantial user" is defined generally by Income Tax Regulation 1.103-11 (b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

Active Assets California Tax-Free Trust   14

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were to be enacted, the availability of tax-exempt municipal securities for investment by the Trust could be affected. If such legislation is enacted, the Trust may reevaluate its investment objective and policies.

    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends. Shareholders should consult their tax advisers about the status of dividends from the Trust in their own states and localities. The Trust will report annually to shareholders the percentage of interest income received by the Trust during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues, and in U.S. obligations which, if held by an individual, would pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes. In addition, unlike federal law, the California personal income tax does not apply to any portion of an individual's Social Security benefits.

    For California personal income tax purposes, distributions paid from capital gains are taxable as ordinary income. In addition, unlike federal law, the shareholders of the Trust will not be subject to tax, or receive a credit for taxes paid by the Trust, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Trust, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

    Any dividends or capital gains distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that fund by the exact amount of the dividends or capital gains distribution. Furthermore, capital gains distributions are, and some portion of the dividends may be, subject to income tax. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the distribution of realized net long-term capital gains, such distribution would be a return of capital but nonetheless taxable at capital gains rates. Therefore, an investor should not purchase Trust shares immediately prior to a distribution record date and sell them immediately thereafter solely for the purpose of receiving the distribution.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account

Active Assets California Tax-Free Trust   15
having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


    The Trust's current yield for the seven days ended June 30, 1997 was 3.26%. The effective annual yield on 3.26% is 3.32%, assuming daily compounding.



    Based upon a combined Federal and California personal income tax bracket of 46.24%, the Trust's tax-equivalent yield for the seven days ended June 30, 1997 was 6.06%. Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


Active Assets California Tax-Free Trust   16

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (amortized cost
  $449,458,320).............................................  $449,458,320
Cash........................................................     7,446,221
Interest receivable.........................................     2,961,583
Prepaid expenses and other assets...........................        10,765
                                                              ------------

     TOTAL ASSETS...........................................   459,876,889
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................    28,182,220
    Investment management fee...............................       184,289
    Plan of distribution fee................................        36,858
Accrued expenses............................................        91,070
                                                              ------------

     TOTAL LIABILITIES......................................    28,494,437
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   431,384,676
Accumulated undistributed net investment income.............           186
Accumulated net realized loss...............................        (2,410)
                                                              ------------

     NET ASSETS.............................................  $431,382,452
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  431,384,676 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                     $1.00
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $14,804,457
                                                              -----------

EXPENSES
Investment management fee...................................    2,156,152
Plan of distribution fee....................................      423,180
Transfer agent fees and expenses............................       75,733
Professional fees...........................................       64,909
Shareholder reports and notices.............................       36,414
Custodian fees..............................................       26,666
Registration fees...........................................       25,572
Trustees' fees and expenses.................................       19,266
Organizational expenses.....................................        3,486
Other.......................................................        9,437
                                                              -----------

     TOTAL EXPENSES.........................................    2,840,815

     LESS: EXPENSE OFFSET...................................      (16,965)
                                                              -----------

     NET EXPENSES...........................................    2,823,850
                                                              -----------

     NET INVESTMENT INCOME..................................   11,980,607

     NET REALIZED GAIN......................................        9,454
                                                              -----------

NET INCREASE................................................  $11,990,061
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                                JUNE 30,       JUNE 30,
                                                                  1997           1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $ 11,980,607   $  9,940,621
Net realized gain...........................................         9,454          5,093
                                                              ------------   ------------

     NET INCREASE...........................................    11,990,061      9,945,714

Dividends from net investment income........................   (11,980,506)    (9,940,586)
Net increase from transactions in shares of beneficial
  interest..................................................    47,154,733     70,646,849
                                                              ------------   ------------

     NET INCREASE...........................................    47,164,288     70,651,977

NET ASSETS:
Beginning of period.........................................   384,218,164    313,566,187
                                                              ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $186
    AND $85, RESPECTIVELY)..................................  $431,382,452   $384,218,164
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust in the amount of approximately $46,500 which have been reimbursed for the full amount thereof. Such expenses were fully amortized as of November 12, 1996.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor;
(2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $847,076,220 and $828,098,940, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $6,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension cost for the year ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,924. At June 30, 1997, the Trust had an accrued pension liability of $34,340 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FOR THE
                                                                      YEAR
                                                                      ENDED       FOR THE YEAR
                                                                    JUNE 30,         ENDED
                                                                      1997       JUNE 30, 1996
                                                                   -----------   --------------
Shares sold......................................................  1,641,164,284  1,301,311,516
Shares issued in reinvestment of dividends.......................   11,980,506        9,940,586
                                                                   -----------   --------------
                                                                   1,653,144,790  1,311,252,102
Shares repurchased...............................................  (1,605,990,057) (1,240,605,253)
                                                                   -----------   --------------
Net increase in shares outstanding...............................   47,154,733       70,646,849
                                                                   -----------   --------------
                                                                   -----------   --------------

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS


At June 30, 1997, the Trust had a net capital loss carryover of approximately $2,400 of which $1,500 will be available through June 30, 2002 and $900 will be available through June 30, 2003 to offset future capital gains to the extent provided by regulations. During the year ended June 30, 1997, the Trust utilized approximately $9,400 of its net capital loss carryover.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                               FOR THE
                                                                                PERIOD
                                                                               NOVEMBER
                                                                                 12,
                                                                                1991*
                                       FOR THE YEAR ENDED JUNE 30,             THROUGH
                            -------------------------------------------------  JUNE 30,
                               1997      1996      1995      1994      1993      1992
                            ---------- --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $     1.00 $   1.00  $   1.00  $   1.00  $   1.00  $1.00
                            ---------- --------  --------  --------  --------  --------
Net investment income.....       0.028    0.028     0.029     0.018     0.018  0.017
Less dividends from net
 investment income........      (0.028)   (0.028)   (0.029)   (0.018)   (0.018) (0.017  )
                            ---------- --------  --------  --------  --------  --------
Net asset value, end of
 period...................  $     1.00 $   1.00  $   1.00  $   1.00  $   1.00  $1.00
                            ---------- --------  --------  --------  --------  --------
                            ---------- --------  --------  --------  --------  --------
TOTAL INVESTMENT
 RETURN+..................        2.83%     2.82%     2.89%     1.78%     1.84% 1.66    %(1)

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................        0.66%(4)     0.67%     0.67%     0.68%     0.71% 0.56    %(2)(3)
Net investment income.....        2.78%     2.79%     2.86%     1.77%     1.82% 2.42    %(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands.............    $431,382 $384,218  $313,566  $288,506  $202,149  $170,364


------------------------------


 * COMMENCEMENT OF OPERATIONS.



 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
   PERIOD.



(1) NOT ANNUALIZED.



(2) ANNUALIZED.



(3) IF THE TRUST HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 2.18%, RESPECTIVELY.



(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON      DEMAND
 THOUSANDS                                                                                               RATE+       DATE*
-----------------------------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (67.8%)
 $   5,000   Alameda-Contra Costa Schools Financing Authority, Capital Improvements Ser B COPs.......       4.00%    07/08/97
     4,000   Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)......................................       3.95     07/08/97
    11,970   California Alternative Energy Finance Authority, General Electric Capital Corp-Arroyo
               Energy Ser 1993 B (AMT)...............................................................       4.05     07/08/97
             California Educational Facilities Authority,
    10,000     California Institute of Technology Ser 1994...........................................       3.90     07/08/97
     5,775     Stanford University Ser L-2...........................................................       3.85     07/08/97
             California Health Facilities Financing Authority,
     2,600     Catholic HealthCare West 1988 Ser A...................................................       4.05     07/08/97
     3,800     Childrens Hospital of Orange County Ser 1991 (MBIA)...................................       4.00     07/08/97
     6,900     Kaiser Permanente Ser 1993 A..........................................................       3.85     07/08/97
    14,000     Memorial Health Services Ser 1994.....................................................       3.95     07/08/97
     9,900     St Francis Medical Center 1995 Ser E (MBIA)...........................................       3.75     07/08/97
             California Housing Finance Agency,
     5,000     Home Mtg 1996 Ser J (AMT).............................................................       4.00     07/24/97
     5,000     Multifamily III 1997 Ser B (AMT)......................................................       4.20     07/08/97
             California Pollution Control Financing Authority,
     2,720     Chevron USA Inc Ser 1983..............................................................       3.90     11/17/97
     7,325     Chevron USA Inc Ser 1984 B............................................................       3.90     06/15/98
     1,750     Noranda-Grey Eagle Mines Inc 1984 Ser B...............................................       4.05     07/08/97
    10,000     Pacific Gas & Electric Co 1996 Ser B (AMT)............................................       4.00     07/08/97
    16,000     Pacific Gas & Electric Co 1996 Ser F..................................................       3.85     07/01/97
     9,000     Pacific Gas & Electric Co 1997 Ser A..................................................       3.85     07/01/97
     9,400     Shell Oil Co Ser 1996 A (AMT).........................................................       3.75     07/01/97
     7,000     Southern California Edison Co 1986 Ser B & D..........................................       5.20     07/01/97
    16,500   California Public Capital Improvements Financing Authority, Pooled Ser 1988 C...........       3.85     09/15/97
             California Statewide Communities Development Authority,
     8,474     House Ear Institute 1993 Ser A COPs...................................................       3.85     07/01/97
     9,000     Kaiser Permanente Ser 1995 COPs.......................................................       3.85     07/08/97
     6,100     St Joseph Health System COPs..........................................................       3.90     07/08/97
     2,200   Chula Vista, San Diego Gas & Electric Co Ser 1996 B (AMT)...............................       5.40     07/01/97
    16,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995 C...................       3.90     07/08/97
             Los Angeles, Multi-Family
     2,900     1985 Ser K............................................................................       3.75     07/08/97
     3,800     1994 Ser A (AMT)......................................................................       4.25     07/01/97
     8,000   Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Refg Ser 1993
               A (MBIA)..............................................................................       4.00     07/08/97
     8,000   M-S-R Public Power Agency, San Juan Ser 1997 D (MBIA)...................................       3.90     07/08/97
     4,310   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992.............................       4.00     07/01/97
     5,000   Northern California Public Power Agency, Geothermal No 3 1996 Ser A (AMBAC).............       3.90     07/08/97
     3,900   Redlands, Orange Village Apts 1988 Ser A (AMT)..........................................       4.05     07/08/97
     3,700   Redlands, 1993 Water Treatment Facilities COPs (FGIC)...................................       4.00     07/08/97
     6,300   Sacramento County, Administration Center & Courthouse Ser 1990 COPs.....................       3.90     07/08/97
     4,000   San Bernardino County, 1996 County Center Refinancing COPs..............................       4.00     07/08/97

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------

 $   5,000   $     5,000,000
     4,000         4,000,000
    11,970
                  11,970,000

    10,000        10,000,000
     5,775         5,775,000

     2,600         2,600,000
     3,800         3,800,000
     6,900         6,900,000
    14,000        14,000,000
     9,900         9,900,000

     5,000         5,000,000
     5,000         5,000,000

     2,720         2,725,770
     7,325         7,330,442
     1,750         1,750,000
    10,000        10,000,000
    16,000        16,000,000
     9,000         9,000,000
     9,400         9,400,000
     7,000         7,000,000
    16,500        16,500,000

     8,474         8,474,000
     9,000         9,000,000
     6,100         6,100,000
     2,200         2,200,000
    16,000        16,000,000

     2,900         2,900,000
     3,800         3,800,000
     8,000
                   8,000,000
     8,000         8,000,000
     4,310         4,310,000
     5,000         5,000,000
     3,900         3,900,000
     3,700         3,700,000
     6,300         6,300,000
     4,000         4,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       25
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON      DEMAND
 THOUSANDS                                                                                               RATE+       DATE*
-----------------------------------------------------------------------------------------------------------------------------
 $   4,000   San Jose, Almaden Lake Village Apts Ser 1997 A (AMT)....................................       4.10%    07/08/97
     1,800   San Jose Redevelopment Agency, Merged Area 1996 Ser B...................................       3.50     07/01/97
     2,000   San Jose-Santa Clara Clear Water Financing Authority, Sewer Ser 1995 B (FGIC)...........       3.90     07/08/97
     6,900   Santa Clara County-El Camino Hospital District Hospital Facilities Authority, Valley
               Medical Center 1985 Ser A.............................................................       3.90     07/08/97
    10,000   Santa Clara County Financing Authority, Valley Medical Center 1994 Ser B................       4.05     07/08/97
     6,000   Southern California Public Power Authority, Transmission 1996 Refg Ser B (FSA)..........       3.90     07/08/97
     6,240   Turlock, Irrigation District Ser 1988 A.................................................       3.90     07/08/97

             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (AMORTIZED COST $292,275,212)...................................................................................

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------
 $   4,000   $     4,000,000
     1,800         1,800,000
     2,000         2,000,000
     6,900
                   6,900,000
    10,000        10,000,000
     6,000         6,000,000
     6,240         6,240,000
             ---------------

                 292,275,212
             ---------------

                                                                                                                  YIELD TO
                                                                                                                  MATURITY
                                                                                          COUPON     MATURITY    ON DATE OF
                                                                                           RATE        DATE       PURCHASE
                                                                                        ----------  ----------  ------------
             CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (22.8%)
     5,000   California, Ser 1996.....................................................       3.85%    08/12/97      3.85  %
     2,500   California Department of Water Resources, Ser I..........................       3.40     09/12/97      3.40
             California Pollution Control Financing Authority,
     2,100     Southern California Edison Co Ser 1985 B...............................       3.65     07/22/97      3.65
     6,600     Southern California Edison Co Ser 1985 B...............................       3.45     08/13/97      3.45
     3,000     Southern California Edison Co Ser 1985 A...............................       3.60     08/20/97      3.60
     5,000     Thermal Energy Development Partnership Ser A (AMT).....................       3.70     08/18/97      3.70
     5,000   Chula Vista, San Diego Gas & Electric Co Ser 1992 C (AMT)................       3.70     09/17/97      3.70
     2,300   Contra Costa Water District, Ser A.......................................       3.50     10/14/97      3.50
     5,000   Los Angeles, WasteWater Ser 1997.........................................       3.70     08/18/97      3.70
             Sacramento Municipal Utility District,
     5,000     Ser I..................................................................       3.60     09/18/97      3.60
     5,000     Ser I..................................................................       3.80     09/25/97      3.80
     5,000     Ser I..................................................................       3.55     09/30/97      3.55
     6,700   San Diego, San Diego Gas & Electric Co Ser 1995 B........................       3.75     09/11/97      3.75
     5,300   San Diego County, Regional Transportation Commission Ser A...............       3.75     07/15/97      3.75
             University of California Regents,
     6,000     Ser A..................................................................       3.55     08/21/97      3.55
     5,000     Ser A..................................................................       3.65     10/21/97      3.65
             West & Central Basin Financing Authority,
     6,000     West Basin Municipal Water District TRANs..............................       3.55     07/14/97      3.55
     4,000     West Basin Municipal Water District TRANs..............................       3.75     08/07/97      3.75
             Puerto Rico Government Development Bank,
     3,000     Ser 1996...............................................................       3.60     07/24/97      3.60
     4,000     Ser 1996...............................................................       3.80     08/14/97      3.80
     7,000     Ser 1996...............................................................       3.75     09/15/97      3.75
             TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
             (AMORTIZED COST $98,500,000)...................................................................................



     5,000         5,000,000
     2,500         2,500,000

     2,100         2,100,000
     6,600         6,600,000
     3,000         3,000,000
     5,000         5,000,000
     5,000         5,000,000
     2,300         2,300,000
     5,000         5,000,000

     5,000         5,000,000
     5,000         5,000,000
     5,000         5,000,000
     6,700         6,700,000
     5,300         5,300,000

     6,000         6,000,000
     5,000         5,000,000

     6,000         6,000,000
     4,000         4,000,000

     3,000         3,000,000
     4,000         4,000,000
     7,000         7,000,000
             ---------------

                  98,500,000
             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       26
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

                                                                                                                  YIELD TO
 PRINCIPAL                                                                                                        MATURITY
 AMOUNT IN                                                                                COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                                                 RATE        DATE       PURCHASE
----------------------------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (13.6%)
 $  13,000   Contra Costa County, 1996-1997 TRANs, dtd 07/01/96.......................       4.50%    07/03/97      3.75  %
    13,000   San Bernardino County, 1997-98 Ser A TRANs,
               dtd 07/01/97 (WI)......................................................       4.50     06/30/98      3.85
    10,000   San Diego, 1996-1997 Ser A TANs, dtd 07/02/96............................       4.50     07/02/97      3.75
     6,000   San Mateo County, Ser 1997-98 TRANs, dtd 07/01/97 (WI)...................       4.50     07/01/98      3.80
             Ventura County,
     7,500     Ser 1996 TRANs, dtd 07/02/96...........................................       4.75     07/02/97      3.85
     9,000     Ser 1997 TRANs, dtd 07/01/97 (WI)......................................       4.50     07/01/98      3.80
             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (AMORTIZED COST $58,683,108)...................................................................................


 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------

 $  13,000   $    13,000,513
    13,000
                  13,081,120
    10,000        10,000,198
     6,000         6,040,440

     7,500         7,500,177
     9,000         9,060,660
             ---------------

                  58,683,108
             ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $449,458,320) (A)...........................................      104.2%   449,458,320

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..............................       (4.2)   (18,075,868)
                                                                                  -----   ------------

NET ASSETS..................................................................      100.0%  $431,382,452
                                                                                  -----   ------------
                                                                                  -----   ------------

---------------------
AMT  Alternative Minimum Tax.
COPs Certificates of Participation.
TANs Tax Anticipation Notes.
TRANs Tax and Revenue Anticipation Notes.
WI   Security purchased on a when issued basis.
 +   Rate shown is rate in effect at June 30, 1997.
 *   Date in which the principal amount can be recovered through demand.
(a)  Cost is the same for federal income tax purposes.
Bond Insurance:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
FSA  Financial Security Assurance Inc.
MBIA Municipal Bond Investors Assurance Company.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       27
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets California
Tax-Free Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period November 12, 1991 (commencement of operations) through June 30, 1992, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 1997, the Trust paid to shareholders $0.028 per share from net investment income. All of the Trust's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                                       28
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 22, 1997                                                           [LOGO]


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality tax-exempt securities with short-term maturities.

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 22, 1997, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Two World Trade Center
New York, New York 10048
(212) 392-2550

    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Dean Witter Client Agreement or consult your Dean Witter Account Executive.

Active Assets Government Securities Trust

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................     3

Investment Restrictions...............................................     4

How Net Asset Value is Determined.....................................     5

Dividends, Distributions and Taxes....................................     7

Financial Statements..................................................    10

Report of Independent Accountants.....................................    18

APPENDIX

Investment Manager....................................................   A-1

Trustees and Officers.................................................   A-6

Portfolio Transactions and Brokerage..................................  A-14

General Information...................................................  A-15

Custodian and Transfer Agent..........................................  A-16

Independent Accountants...............................................  A-16

Reports to Shareholders...............................................  A-16

Legal Counsel.........................................................  A-17

Experts...............................................................  A-17

Registration Statement................................................  A-17

Financial Statements..................................................  A-17

Information with Respect to Securities Ratings........................  A-17


                                       2
Active Assets Government Securities Trust

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Trust may enter into repurchase agreements with financial institutions. The Trust follows certain procedures, adopted by its Trustees, designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price, which consists of the purchase price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, the collateral must qualify the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act or the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercising of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Trust, amounts to more than 10% of its total assets. The Trust's investments in repurchase agreements may at times be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant. For the fiscal year ended June 30, 1997, the Trust did not enter into repurchase agreements in an amount exceeding 5% of its total net assets.


    REVERSE REPURCHASE AGREEMENTS. The Trust may also use reverse repurchase agreements as part of its investment strategy, but to date has not entered into nor does it have any intention of entering into any such agreements. Reverse repurchase agreements involve sales by the Trust of portfolio assets concurrently with an agreement by the Trust to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Trust can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Trust of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. Opportunities to achieve this advantage may not always be available, and the Trust intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Trust will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations with respect to reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Trust.

    LENDING OF PORTFOLIO SECURITIES. Subject to investment restriction (11) below, the Trust may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Trust and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Trust any income accruing thereon, and the Trust may invest the cash collateral in portfolio securities, thereby earning additional income. The Trust will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. The creditworthiness of firms to which the Trust lends its portfolio securities will be monitored on an ongoing basis. Loans would be subject to termination by the Trust in the normal settlement time, currently two business days after

                                       3
Active Assets Government Securities Trust notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Trust and its shareholders. The Trust may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. During its fiscal year ended June 30, 1997, the Trust did not lend any of its portfolio securities and it has no intention of doing so in the foreseeable future.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Trust may purchase securities on a when-issued or delayed delivery basis--i.e., delivery and payment can take place a month or more after the date of the transaction. While the Trust will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Trust may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Trust will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities.


    The foregoing strategies, and those discussed in the Prospectus under the heading "Investment Objectives and Policies," may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods of investment available to the Trust will result in the achievement of its objectives.



    The Trust will attempt to balance its objectives of security of principal, high current income and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities with an effective maturity of more than thirteen months. The amounts invested in obligations of various maturities of one year or less will depend on management's evaluation of the risks involved. Longer-term U.S. Government issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline. In the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Trust might have to borrow money and incur interest expense. Either occurrence would adversely impact upon the amount of daily dividend and could result in a decline in daily net asset value per share or the redemption by the Trust of shares held in a shareholder's account. The Trust will attempt to minimize these risks by investing in relatively longer-term securities when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Trust will be successful in achieving this objective.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The Trust has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Trust as defined in the Investment Company Act of 1940, as amended (the "Act"). Majority is defined in the Act as

                                       4
Active Assets Government Securities Trust the lesser of (a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Trust are present or represented by proxy, or (b) more than fifty percent of the outstanding shares of the Trust.

    These restrictions provide that the Trust may not:

        1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

        2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

        3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

        4.  Sell securities short or purchase securities on margin;

        5.  Write or purchase put or call options;

        6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

        7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

        8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements referred to under "Investment Practices and Policies" above and "Investment Objectives and Policies" in the Prospectus;

        9. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities;

        10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

        11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not constitute a violation of such restriction.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------


    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                                       5
Active Assets Government Securities Trust

    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Trust. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During such periods the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) (i) the procedures include calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available of market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or, as provided by the Declaration of Trust, reducing the number of the outstanding shares of the Trust) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Trust. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such a reduction.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security generally is defined in the Rule to mean (i) A security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation

                                       6
Active Assets Government Securities Trust within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) A security: (A) That at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) Whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligation within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (iii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the money market fund's board of directors.

    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality: (i) no more than 5% in the aggregate of the Trust's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.

    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

    The Rule further requires that the Trust limit its investments to instruments which the Trustees determine present minimal credit risks. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than one year. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust is required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the Trust intends to declare dividends payable on each day the New York Stock Exchange is open for business of all of its daily net investment income and net short-term capital gains, if any, to shareholders of record as of 12 Noon New York time of the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Trust. Net income will be calculated immediately prior to the determination of net asset value per share of the Trust.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

    The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the

                                       7
Active Assets Government Securities Trust opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Trust will not be subject to federal income and excise taxes provided that it distributes all of its taxable net investment income and all of its net realized gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of such dividends/distributions will be eligible for the federal dividends received deduction available to corporations.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    The Trust may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Trust and of shareholders with respect to distributions by the Trust may differ from Federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and

                                       8
Active Assets Government Securities Trust dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.


    The Trust's current yield for the seven days ended June 30, 1997 was 4.94%. The effective annual yield on 4.94% is 5.06%, assuming daily compounding.


                                       9
Active Assets Government Securities Trust

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (amortized cost
  $620,844,802).............................................  $620,844,802
Cash........................................................         5,851
Prepaid expenses and other assets...........................        28,017
                                                              ------------

     TOTAL ASSETS...........................................   620,878,670
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       261,968
    Plan of distribution fee................................        54,145
    Shares of beneficial interest repurchased...............           156
Accrued expenses and other payables.........................       113,374
                                                              ------------

     TOTAL LIABILITIES......................................       429,643
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   620,448,530
Accumulated undistributed net investment income.............           497
                                                              ------------

     NET ASSETS.............................................  $620,449,027
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  620,448,530 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                     $1.00
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $35,327,088
                                                              -----------

EXPENSES
Investment management fee...................................    3,146,897
Plan of distribution fee....................................      645,573
Transfer agent fees and expenses............................      120,435
Registration fees...........................................      101,219
Professional fees...........................................       50,264
Shareholder reports and notices.............................       38,094
Custodian fees..............................................       34,435
Trustees' fees and expenses.................................       14,798
Other.......................................................        8,523
                                                              -----------

     TOTAL EXPENSES.........................................    4,160,238
                                                              -----------

NET INVESTMENT INCOME AND NET INCREASE......................  $31,166,850
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                                JUNE 30,       JUNE 30,
                                                                  1997           1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $ 31,166,850   $ 28,619,807

Dividends from net investment income........................   (31,166,690)   (28,619,562)
Net increase from transactions in shares of beneficial
  interest..................................................    49,048,779     29,180,773
                                                              ------------   ------------

     NET INCREASE...........................................    49,048,939     29,181,018

NET ASSETS:
Beginning of period.........................................   571,400,088    542,219,070
                                                              ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $497
    AND $337, RESPECTIVELY).................................  $620,449,027   $571,400,088
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30%

                                       13
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

                                       14
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1997 aggregated $7,205,643,580 and $7,190,708,395, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $10,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,657. At June 30, 1997, the Trust had an accrued pension liability of $47,414 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                                     FOR THE
                                                                      YEAR
                                                                      ENDED       FOR THE YEAR
                                                                    JUNE 30,         ENDED
                                                                      1997       JUNE 30, 1996
                                                                   -----------   --------------
Shares sold......................................................  2,095,701,110  2,060,055,907
Shares issued in reinvestment of dividends.......................   31,136,575       28,586,199
                                                                   -----------   --------------
                                                                   2,126,837,685  2,088,642,106
Shares repurchased...............................................  (2,077,788,906) (2,059,461,333)
                                                                   -----------   --------------
Net increase in shares outstanding...............................   49,048,779       29,180,773
                                                                   -----------   --------------
                                                                   -----------   --------------


                                       15
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                             FOR THE YEAR ENDED JUNE 30,
                          --------------------------------------------------------------------------------------------------
                            1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
 of period................ $   1.00 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.....    0.048    0.049     0.048     0.027     0.027     0.043     0.065     0.077     0.079     0.062
Less dividends from net
 investment income........   (0.048)   (0.049)   (0.048)   (0.027)   (0.027)   (0.043)   (0.065)   (0.077)   (0.079)   (0.062)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period................... $   1.00 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT
 RETURN+..................     4.92%     5.03%     4.92%     2.76%     2.71%     4.37%     6.72%     8.03%     8.20%     6.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................     0.64%     0.65%     0.67%     0.66%     0.66%     0.68%     0.70%     0.68%     0.70%     0.68%
Net investment income.....     4.78%     4.93%     4.84%     2.72%     2.68%     4.28%     6.39%     7.74%     7.94%     6.22%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions.............. $    620 $    571  $    542  $    472  $    509  $    533  $    597  $    300  $    244  $    236


------------------------------

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
  PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATES                        PURCHASE             VALUE
----------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (98.5%)
 $  84,000   Federal Farm Credit Bank
               07/21/97 - 10/03/97...........................     5.36 - 5.71  %   $      83,228,563
   276,730   Federal Home Loan Banks
               07/03/97 - 12/10/97...........................     5.29 - 5.75            273,978,129
    73,706   Federal Home Loan Mortgage Corp.
               07/01/97 - 11/07/97...........................     5.51 - 6.00             73,319,807
   170,555   Federal National Mortgage Assoc.
               07/10/97 - 12/15/97...........................     5.38 - 5.81            168,501,627
    12,000   Student Loan Marketing Assoc.
               09/22/97......................................         5.51                11,849,770
                                                                                   -----------------

             TOTAL U.S. GOVERNMENT AGENCIES
             (AMORTIZED COST $610,877,896).......................................        610,877,896
                                                                                   -----------------

             U.S. GOVERNMENT OBLIGATION (1.6%)
    10,000   U.S. Treasury Bill
               07/24/97 (Amortized Cost $9,966,906)..........         5.40                 9,966,906
                                                                                   -----------------

TOTAL INVESTMENTS
(AMORTIZED COST $620,844,802) (A)..........      100.1%    620,844,802

LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS.....................................       (0.1)       (395,775)
                                                 -----   -------------

NET ASSETS.................................      100.0%  $ 620,449,027
                                                 -----   -------------
                                                 -----   -------------

---------------------
(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets Government Securities Trust (the "Trust") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1997

                                       18
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

APPENDIX
--------------------------------------------------------------------------------

    This Appendix constitutes part of the Statements of Additional Information of the Active Assets Money Trust (the "Money Trust"), the Active Assets Tax-Free Trust (the "Tax-Free Trust"), the Active Assets California Tax-Free Trust (the "California Tax-Free Trust") and the Active Assets Government Securities Trust (the "Government Securities Trust"). The Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are referred to in this Appendix collectively as the "Trusts". Unless otherwise indicated, the information set forth herein is applicable to each Trust.

INVESTMENT MANAGER
--------------------------------------------------------------------------------


    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Trusts' Investment Manager. InterCapital is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") a Delaware corporation. The daily management of the Trusts and research relating to the Trusts' portfolios is conducted by or under the direction of officers of the Trusts and of the Investment Manager, subject to review by the Trusts' Trustees. Information as to these Trustees and Officers is contained under the caption "Trustees and Officers."



    InterCapital also serves as investment manager (or investment advisor and administrator) of the following investment companies: Dean Witter Liquid Asset Fund Inc., InterCapital Income Securities Inc., Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Developing Growth Securities Trust, Dean Witter Tax-Exempt Securities Trust, Dean Witter American Value Fund, Dean Witter Dividend Growth Securities Inc., Dean Witter Natural Resource Development Securities Inc., Dean Witter U.S. Government Money Market Trust, Dean Witter Variable Investment Series, Dean Witter World Wide Investment Trust, Dean Witter Select Municipal Reinvestment Fund, Dean Witter U.S. Government Securities Trust, Dean Witter California Tax-Free Income Fund, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, Dean Witter Value-Added Market Series, High Income Advantage Trust, High Income Advantage Trust II, Dean Witter Government Income Trust, Dean Witter Utilities Fund, Dean Witter California Tax-Free Daily Income Trust, Dean Witter Strategist Fund, Dean Witter World Wide Income Trust, High Income Advantage Trust III, Dean Witter Capital Growth Securities, Dean Witter European Growth Fund, Inc., Dean Witter New York Municipal Money Market Trust, Dean Witter Precious Metals and Minerals Trust, Dean Witter Global Short-Term Income Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Multi-State Municipal Series Trust, InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Quality Municipal Investment Trust, Dean Witter Diversified Income Trust, InterCapital Quality Municipal Income Trust, InterCapital California Insured Municipal Income Trust, Dean Witter Global Dividend Growth Securities, Dean Witter Limited Term Municipal Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, Dean Witter Short-Term U.S. Treasury Trust, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, InterCapital Insured Municipal Income Trust, InterCapital Insured Municipal Securities, InterCapital Insured California Municipal Securities, Dean Witter Short-Term Bond Fund, Dean Witter Global Utilities Fund, Dean Witter National Municipal Trust, Dean Witter High Income Securities, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter Intermediate Income Securities, Dean Witter Select Dimensions Investment Series, Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund, Dean Witter Hawaii Municipal Trust, Municipal Income Trust, Dean Witter Capital Appreciation Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Information Fund, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special Value Fund, Dean Witter Financial Services Trust, Dean Witter Market Leader Trust, Dean Witter S&P 500 Index Fund, Municipal Income Trust II, Municipal Income Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Prime Income Trust, Municipal Income Opportunities Trust III and Municipal Premium Income Trust. The foregoing investment companies, together with the Trusts, are collectively referred to as the Dean Witter Funds. In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following invest-
ment companies, for which TCW Funds Management, Inc. is the investment adviser:
TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Term Trust 2002, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Balanced Fund, TCW/DW Total Return Trust, TCW/DW Mid-Cap Equity Trust, TCW/DW Global Telecom Fund, TCW/DW Strategic Income Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2003 and TCW/DW Emerging Markets Opportunities Trust (the "TCW/DW Funds"). InterCapital also serves as:
(i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; and (ii) sub-administrator of MassMutual Participation Investors and Templeton Global Governments Income Trust, closed-end investment companies.


    The Trusts have entered into separate Investment Management Agreements (the "Agreements") with the Investment Manager. Pursuant to the Agreements, the Trusts have retained the Investment Manager to manage the investment of each of the Trusts' assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Trusts in a manner consistent with their investment objectives and policies.

    Under the terms of the Agreements, in addition to managing the Trusts' investments, the Investment Manager maintains certain of the Trusts' books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping services as the Trusts may reasonably require in the conduct of business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Trusts who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Trusts. Effective December 31, 1993, pursuant to a Services Agreement between InterCapital and DWSC, DWSC began to provide the administrative services to the Trusts which were previously performed directly by InterCapital. On April 17, 1995, DWSC was reorganized in the State of Delaware, necessitating the entry into a new Services Agreement by InterCapital and DWSC on such date. The foregoing internal reorganizations did not result in any change in the nature or scope of the administrative services being provided to the Fund or any of the fees being paid by the Fund for the overall services being performed under the terms of the existing Management Agreement.

    Expenses not expressly assumed by the Investment Manager under any of the Agreements or by Dean Witter Distributors Inc. ("Distributors or the Distributor"), the Distributor of the Trusts' shares (see "Plan and Agreement of Distribution" below and in the Prospectus), will be paid by the Trusts. The expenses borne by the Trusts include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates, if any; registration costs of the Trusts and their shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trusts and supplements thereto to the Trusts' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Trusts' portfolio securities; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Trusts or of the Investment Manager and independent accountants; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trusts which inure to the Trusts' benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trusts' operation.

    As full compensation for the services and facilities furnished to the Trusts and Trust expenses assumed by the Investment Manager, the Trusts each pay the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the respective Trust, determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.3% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion. The Money Trust accrued to the Investment Manager compensation in the amounts of $15,638,717, $19,802,633 and $23,990,221 during the fiscal years ended June 30,
1995, June 30, 1996 and June 30, 1997, respectively. The Tax-Free Trust accrued to the Investment Manager compensation in the amounts of $6,276,658, $6,571,351 and $6,784,852 for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, respectively. The California Tax-Free Trust accrued to the Investment Manager compensation in the amounts of $1,502,742, $1,781,282 and $2,156,152 for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, respectively. The Government Securities Trust accrued to the Investment Manager compensation in the amounts of $2,595,218, $2,841,130 and $3,146,897 for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, respectively.



    The Agreements provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Trusts or any of their investors for any act or omission by the Investment Manager or for any losses sustained by the Trusts or their investors. The Agreements in no way restrict the Investment Manager from acting as investment manager or adviser to others.



    The Agreements between Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust were initially approved by the Trustees of each Trust on February 21, 1997 and by the shareholders of each Trust on May 21, 1997. The Agreements are substantially identical to prior investment management agreements which were initially approved on October 30, 1992 by the Trustees, including all of the Independent Trustees of each Trust and by the shareholders of each Trust at Special Meetings held on January 12, 1993.



    Pursuant to their terms, each Agreement has an initial term ending April 30, 1999 and will continue in effect from year to year thereafter, provided such continuance is approved at least annually by the vote of a majority, as defined in the Investment Company Act of 1940 (the "Act"), of the outstanding voting securities of each Trust or by the Trustees of each Trust, provided that in either event such continuance was approved annually by the vote of a majority of the Trustees who were not parties to the Agreement or "interested persons" (as defined in the Act) of any such party ("the Independent Trustees"), which vote was cast in person at a meeting called for the purpose of voting on such approval.



    The Agreements may, be terminated at any time, without penalty, on thirty day's notice, by the Trustees of each Trust, by the holders of a majority, as defined in the Act, of each Trust's outstanding shares, or by the Investment Manager. The Agreements will automatically terminate in the event of their assignment (as defined in the Act).



PLAN OF DISTRIBUTION


    As discussed in the Prospectus, each Trust has entered into a Distribution Agreement with Dean Witter Distributors Inc. (the "Distributor") in connection with the continuous offering of the shares of the Trust. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of the shares of the Trust, including costs involved in the distribution of prospectuses and periodic reports to investors, the cost of other supplementary sales literature and advertising costs.


    The Distributor has entered into selected dealer agreements with Dean Witter, which through its own sales organization sells shares of the Trusts. The Distributor, a Delaware corporation, is an indirect wholly-owned subsidiary of MSDWD. The Trustees who are not, and were not at the time they voted, interested persons of the Trusts, as defined in the Act (the "Independent Trustees"), approved, at their meeting held on April 24, 1997, the current Distribution Agreements appointing the Distributor as exclusive distributor of the Trusts' shares and providing for the Distributor to bear distribution expenses not borne by the Trusts. The current Distribution Agreements took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. and are substantially identical to the Trusts' prior Distribution Agreements in all material respects, except for the dates of effectiveness and termination. By their terms, the current Distribution Agreements have initial terms ending April 30, 1998, and will remain in effect from year to year thereafter if approved by the Trustees.



    As discussed in the Appendix to the Prospectuses, the Trusts have each adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The adoptions of the Plans of Money Trust, Tax-Free Trust, and Government Securities Trust were made on March 21, 1983. These respective Plans were initially approved by the Trustees of the respective Trusts on January 18, 1983 and by the respective Trust's shareholders on March 17, 1983 and March 18, 1983. The Plan of California Tax-Free Trust was adopted by the Trustees of the Trust on July 18, 1991 and by Dean Witter Reynolds Inc. ("DWR"), as sole shareholder, on October 4, 1991, whereupon it went into effect. On April 29, 1992, the Trustees approved continuance of these Plans until April 30, 1993. In all instances, the vote of the respective Trustees included a majority of the Trustees who are not and were not at the time of their votes interested persons of the Trust and who have and had no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at meetings called for the purpose of voting on such Plans and Agreements.



    At their meetings held on October 30, 1992, the Trustees of the Trusts, including all of the Independent 12b-1 Trustees, approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the fact that the share distribution activities theretofore performed for the Trusts by DWR were assumed by the Distributor, and Dean Witter's sales activities are now being performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plans will be made to the Distributor rather than to DWR, as before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other selected broker-dealers (or direct that the Trusts pay such entities directly). The Distributor is also authorized to retain part of such payments as compensation for its own distribution-related expenses.


    Under the respective Plans, the Distributor has expanded the nature of its promotional activities on behalf of the respective Trusts and used its best efforts to foster additional sales of Trust shares. The respective Plans provide that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Trusts, except for expenses that the respective Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the respective Plans: (1) compensation to sales representatives of the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of shares; (3) expenses incurred in connection with promoting sales of shares of the Trust; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


    DWR account executives are paid an annual residual commission, currently a gross residual of up to 0.10% of the current value of the respective accounts for which they are the account executives of record. The "gross residual" is a charge which reflects residual commissions paid by DWR to its account executives and DWR's expenses associated with the servicing of shareholder's accounts, including the expenses of operating DWR's branch offices in connection with the servicing of shareholder's accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    Each Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the respective Trust's shares. Reimbursement is made through monthly payments in such amounts determined in advance of each fiscal quarter by the respective Trustees, including a majority of the Independent Trustees. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of .15 of 1% of the Trust's average daily net assets during the month. No interest or other financing charges will be incurred by DWR for which reimbursement payments under the Plan will be made. In the case of all expenses other than expenses representing a residual to account executives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to account executives may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Trust, the Distributor provides, and the respective Trustees review, a quarterly budget of projected incremental distribution expenses to be incurred on behalf of each Trust, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The respective Trustees determine which particular expenses, and the portions thereof, that may be borne by each Trust, and in making such determination shall consider the scope of the Distributor's commitment to promoting the distribution of the respective Trusts' shares.



    Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust accrued $8,096,861, $1,620,070, $423,180 and $645,573, respectively, to the Distributor pursuant to the Plans for the fiscal year ended June 30, 1997. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amounts paid by the Trusts to the Distributor for distribution were spent in approximately the following ways: for the Money
Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $8,096,861; for the Tax-Free Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $1,620,070; for the California Tax-Free Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $423,180; and for Government Securities Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $645,573.


    Under each Plan, the Distributor will use its best efforts in rendering services to the respective Trusts, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor will not be liable to any of such Trusts or any of its shareholders for any error of judgment or mistake of law or for any act of omission or for any losses sustained by any of such Trusts or their shareholders.


    The respective Plans of Money Trust, Tax-Free Trust and Government Securities Trust had initial terms ending December 31, 1984, and the Plan of California Tax-Free Trust had an initial term ending April 30, 1992, and each respective Plan will remain in effect from year to year thereafter, provided such continuances are approved annually by a vote of the Trustees, including a majority of the Independent 12b-1 Trustees. Any amendment to increase materially the maximum amount authorized to be spent under each Plan must be approved by the shareholders of each Trust, and all material amendments to each Plan must be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1

Trustees or by a vote of the holders of a majority of the outstanding voting securities of each Trust (as defined in the Act) on not more than 30 days written notice to any other party to the Plan. The authority to make reimbursement payments to the Distributor automatically terminates in the event of an assignment (as defined in the Act); however, the Trustees' authority under each Plan to utilize its proceeds to finance the distribution of Trust shares would continue. After such an assignment, the Trusts' authority to make payments to their Distributor would resume, subject to certain conditions. So long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent 12b-1 Trustees.

    Under each Plan, the Distributor provides the respective Trust, for review by its Trustees, and the Trustees review, promptly after the end of each fiscal quarter, a written report regarding the incremental distribution expenses incurred by the Distributor on behalf of each Trust during such fiscal quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by each Trust. In the Trustees' quarterly review of the Plans they consider their continued appropriateness and the level of compensation provided therein.


    Pursuant to the Plans of all Trusts, the Distributor provided the Trustees, at their Meetings held on April 24, 1997, with all the information the Trustees deemed necessary to make an informed determination on whether each Plan should be continued. In making their determination to continue each of the Plans until April 30, 1998, the Trustees, including all of the Independent 12b-1 Trustees, arrived at the conclusion that the Plans had benefited each of the Trusts. This conclusion was based upon the Distributor's belief that the expenditures made pursuant to the Plans had tended to arrest the decline of the Trusts' assets by meeting the competitive efforts of other, similar financial products, and had encouraged the account executives employed by DWR to increase their efforts in selling shares of the Trusts. The Trustees, including the Independent 12b-1 Trustees, also concluded that, in their judgment, there is a reasonable likelihood that the Plans will continue to benefit each of the Trusts and their shareholders.


    No interested person of the Trusts nor any Trustee of the Trusts who is not an interested person of the Trusts, as defined in the Act, had any direct or indirect financial interest in the operation of the Plans except to the extent that the Distributor or certain of its employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plans or as a result of receiving a portion of the amounts expended thereunder by the Trusts.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Trusts, their principal business occupations during the last five years and their affiliations, if any, with InterCapital, the 84 Dean Witter Funds and the 14 TCW/DW Funds, are shown below.



   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
Michael Bozic (56) ...........       Chairman and Chief Executive Officer of Levitz
Trustee                              Furniture Corporation (since November, 1995);
c/o Levitz Furniture                 Director or Trustee of the Dean Witter Funds;
Corporation                          formerly President and Chief Executive Officer
6111 Broken Sound Parkway            of Hills Department Stores (May, 1991-July,
Boca Raton, Florida                  1995); formerly variously, Chairman, Chief
                                     Executive Officer, President and Chief
                                     Operating Officer (1987-1991) of the Sears
                                     Merchandise Group of Sears, Roebuck and Co.;
                                     Director of Eaglemark Financial Services,
                                     Inc., the United Negro College Fund and
                                     Wierton Steel Corporation.

   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
Charles A. Fiumefreddo*              Chairman, Chief Executive Officer and Director
(64) .........................       of InterCapital, Distributors and DWSC;
Chairman, Trustee,                   Executive Vice President and Director of DWR;
President and Chief                  Chairman, Trustee or Director, President and
Executive Officer                    Chief Executive Officer of the Dean Witter
Two World Trade Center               Funds; Chairman, Chief Executive Officer and
New York, New York                   Trustee of the TCW/DW Funds; Chairman and
                                     Director of Dean Witter Trust FSB ("DWT");
                                     Director of various MSDWD subsidiaries and
                                     affiliates; formerly Executive Vice President
                                     and Director of Dean Witter, Discover & Co.
                                     (until February, 1993).
Edwin J. Garn (64) ...........       Director or Trustee of the Dean Witter Funds;
Trustee                              formerly United States Senator (R-Utah)
c/o Huntsman Corporation             (1974-1992) and Chairman, Senate Banking
500 Huntsman Way                     Committee (1980-1986); formerly Mayor of Salt
Salt Lake City, Utah                 Lake City, Utah (1971-1974); formerly
                                     Astronaut, Space Shuttle Discovery (April
                                     12-19, 1985); Vice Chairman, Huntsman Chemical
                                     Corporation (since January, 1993); Director of
                                     Franklin Quest (time management systems) and
                                     John Alden Financial Corp. (health insurance);
                                     Member of the board of various civic and
                                     charitable organizations.
John R. Haire (72) ...........       Chairman of the Audit Committee and Chairman
Trustee                              of the Committee of Independent Directors or
Two World Trade Center               Trustees and Director or Trustee of the Dean
New York, New York                   Witter Funds; Chairman of the Audit Committee
                                     and Chairman of the Committee of the
                                     Independent Trustees and Trustee of the TCW/DW
                                     Funds; formerly President, Council for Aid to
                                     Education (1978-1989) and Chairman and Chief
                                     Executive Officer of Anchor Corporation, an
                                     Investment Adviser (1964-1978); Director of
                                     Washington National Corporation (insurance).
Wayne E. Hedien** (63) .......       Retired; Director or Trustee of the Dean
Trustee                              Witter Funds (commencing on September 1,
c/o Gordon Altman Butowsky           1997); Director of the PMI Group, Inc.
 Weitzen Shalov & Wein               (private mortgage insurance); Trustee and Vice
Counsel to the Independent           Chairman of The Field Museum of Natural
Trustees                             History; formerly associated with the Allstate
114 West 47th Street                 Companies (1966-1994), most recently as
New York, New York                   Chairman of The Allstate Corporation (March,
                                     1993-December, 1994) and Chairman and Chief
                                     Executive Officer of its wholly-owned
                                     subsidiary, Allstate Insurance Company (July,
                                     1989-December, 1994); director of various
                                     other business and charitable organizations.

   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
Dr. Manuel H. Johnson (48) ...       Senior Partner, Johnson Smick International,
Trustee                              Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick                    founder of the Group of Seven Council (G7C),
International, Inc.                  an international economic commission (since
1133 Connecticut Avenue N.W.         September, 1990); Director or Trustee of the
Washington, D.C.                     Dean Witter Funds; Trustee of the TCW/DW
                                     Funds; Director of NASDAQ (since June, 1995);
                                     Director of Greenwich Capital Markets Inc.
                                     (broker-dealer); Trustee of the Financial
                                     Accounting Foundation (oversight organization
                                     for the Financial Accounting Standards Board);
                                     formerly Vice Chairman of the Board of
                                     Governors at the Federal Reserve System
                                     (February, 1986-August 1990) and Assistant
                                     Secretary of the U.S. Treasury (1982-1986).
Michael E. Nugent (61) .......       General Partner, Triumph Capital, L.P., a
Trustee                              private investment partnership; Director or
c/o Triumph Capital, L.P.            Trustee of the Dean Witter Funds; Trustee of
237 Park Avenue                      the TCW/DW Funds; formerly Vice President,
New York, New York                   Bankers Trust Company and BT Capital
                                     Corporation (1984-1988); Director of various
                                     business organizations.
Philip J. Purcell* (52) ......       Chairman of the Board of Directors and Chief
Trustee                              Executive Officer of MSDWD, DWR and Novus
Two World Trade Center               Credit Services Inc.; Director of
New York, New York                   InterCapital, DWSC and Distributors; Director
                                     or Trustee of the Dean Witter Funds; Director
                                     and/or officer of various MSDWD subsidiaries.
John L. Schroeder (66) .......       Retired; Director or Trustee of the Dean
Trustee                              Witter Funds; Trustee of the TCW/DW Funds;
c/o Gordon Altman Butowsky           Director of Citizens Utilities Company;
 Weitzen Shalov & Wein               formerly Executive Vice President and Chief
Counsel to the Independent           Investment Officer of the Home Insurance
Trustees                             Company (August, 1991-September, 1995).
114 West 47th Street
New York, New York
Barry Fink (42) ..............       Senior Vice President (since March, 1997) and
Vice President,                      Secretary and General Counsel (since February,
Secretary and General Counsel        1997) of InterCapital and DWSC; Senior Vice
Two World Trade Center               President (since March, 1997) and Assistant
New York, New York                   Secretary and Assistant General Counsel (since
                                     February, 1997) of Distributors; Assistant
                                     Secretary of DWR (since August, 1996); Vice
                                     President, Secretary and General Counsel of
                                     the Dean Witter Funds and the TCW/DW Funds
                                     (since February, 1997); previously First Vice
                                     President (June, 1993-February, 1997), Vice
                                     President (until June, 1993) and Assistant
                                     Secretary and Assistant General Counsel of
                                     InterCapital and DWSC and Assistant Secretary
                                     of the Dean Witter Funds and TCW/DW Funds.

   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
Jonathan R. Page (50) ........       Senior Vice President of InterCapital; Vice
Vice President                       President of various Dean Witter Funds.
Two World Trade Center
New York, New York
Katherine H. Stromberg               Vice President of InterCapital; Vice President
(49) .........................       of various Dean Witter Funds.
Vice President
Two World Trade Center
New York, New York
Thomas F. Caloia (51) ........       First Vice President and Assistant Treasurer
Treasurer                            of InterCapital and DWSC; Treasurer of the
Two World Trade Center               Dean Witter Funds and the TCW/DW Funds.
New York, New York


------------------------
 *Denotes Trustees who are "Interested persons" of the Trusts, as defined in the Act.


    In addition, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of DWT and Distributors and Director of DWT, Mitchell M. Merin, President and Chief Strategic Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWT and Director of DWT, Executive Vice President, Chief Administrative Officer and Director of DWR and Director of SPS Transaction Services, Inc. and various MSDWD other subsidiaries, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital, and Director of DWT, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and DWT and Director of DWT and James F. Willison, Senior Vice President of InterCapital are Vice Presidents of the Fund. Marilyn K. Cranney, First Vice President and Assistant General Counsel of InterCapital and DWSC and Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC and Frank Bruttomesso and Todd Lebo, Staff Attorneys with InterCapital, are Assistant Secretaries of the Trusts.


THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES


    The Board of Trustees currently consists of eight (8) trustees; as noted above, Mr. Hedien's term will commence on September 1, 1997. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 84 Dean Witter Funds, comprised of 127 portfolios. As of July 31, 1997, the Dean Witter Funds had total net assets of approximately $92.1 billion and more than five million shareholders.



    Six Trustees and Mr. Hedien (77% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, MSDWD. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the six independent Trustees are also Independent Trustees of the TCW/DW Funds.


    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.


    All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1996, the three Committees held a combined total of sixteen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.

    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.

DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT COMMITTEE

    The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.

    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.

    The Chairman of the Committee of the Independent Trustees and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and, since July 1, 1996, as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.

ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS

    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the

Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES


    The Trusts pay each Independent Trustee an annual fee of $1,000 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Trusts pay the Chairman of the Audit Committee an annual fee of $750 and pay the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). If a Board meeting and a Committee meeting, or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Trust. The Trusts also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Trusts who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Trusts.



    The following tables illustrate the compensation paid to the Trusts' Independent Trustees by the Trusts for the fiscal year ended June 30, 1997.


                               TRUST COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,750
Edwin J. Garn.................................................       1,850
John R. Haire.................................................       3,700
Dr. Manuel H. Johnson.........................................       1,800
Michael E. Nugent.............................................       1,850
John L. Schroeder.............................................       1,850


                          ACTIVE ASSETS TAX-FREE TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,750
Edwin J. Garn.................................................       1,850
John R. Haire.................................................       3,700
Dr. Manuel H. Johnson.........................................       1,800
Michael E. Nugent.............................................       1,850
John L. Schroeder.............................................       1,850

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,750
Edwin J. Garn.................................................       1,850
John R. Haire.................................................       3,700
Dr. Manuel H. Johnson.........................................       1,800
Michael E. Nugent.............................................       1,850
John L. Schroeder.............................................       1,850


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,750
Edwin J. Garn.................................................       1,850
John R. Haire.................................................       3,700
Dr. Manuel H. Johnson.........................................       1,800
Michael E. Nugent.............................................       1,850
John L. Schroeder.............................................       1,850



    The following table illustrates the compensation paid to the Trusts' Independent Trustees for the calendar year ended December 31, 1996 for services to the 82 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1996. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds.



           CASH COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS    FOR SERVICE
                                                                    CHAIRMAN OF          AS          TOTAL CASH
                                                                   COMMITTEES OF     CHAIRMAN OF    COMPENSATION
                               FOR SERVICE                          INDEPENDENT     COMMITTEES OF   FOR SERVICES
                              AS DIRECTOR OR                         DIRECTORS/      INDEPENDENT         TO
                               TRUSTEE AND       FOR SERVICE AS     TRUSTEES AND    TRUSTEES AND       82 DEAN
                             COMMITTEE MEMBER     TRUSTEE AND          AUDIT            AUDIT          WITTER
                                OF 82 DEAN      COMMITTEE MEMBER   COMMITTEES OF    COMMITTEES OF     FUNDS AND
NAME OF                           WITTER          OF 14 TCW/DW     82 DEAN WITTER     14 TCW/DW       14 TCW/DW
INDEPENDENT TRUSTEE               FUNDS              FUNDS             FUNDS            FUNDS           FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $138,850           --                 --               --            $138,850
Edwin J. Garn..............       140,900           --                 --               --             140,900
John R. Haire..............       106,400           $64,283           $195,450        $ 12,187         378,320
Dr. Manuel H. Johnson......       137,100            66,483            --               --             203,583
Michael E. Nugent..........       138,850            64,283            --               --             203,133
John L. Schroeder..........       137,150            69,083            --               --             206,233



    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended June 30, 1997 and by the 57 Dean Witter Funds (including the Fund) for the year ended December 31, 1996, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the Fund as of June 30, 1997 and from the 57 Dean Witter Funds as of December 31, 1996.


         RETIREMENT BENEFITS FROM THE TRUSTS AND ALL DEAN WITTER FUNDS

                           ACTIVE ASSETS MONEY TRUST


                                           FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                                   --------------------------------------   RETIREMENT BENEFITS           BENEFITS
                                        ESTIMATED                           ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                                     CREDITED YEARS         ESTIMATED      ----------------------  ----------------------
                                      OF SERVICE AT       PERCENTAGE OF                 BY ALL       FROM      FROM ALL
                                       RETIREMENT           ELIGIBLE        BY THE     ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)        COMPENSATION       TRUST       FUNDS       TRUST       FUNDS
---------------------------------  -------------------  -----------------  ---------  -----------  ---------  -----------
Michael Bozic....................              10               50.0%      $     344  $    20,147  $     875  $    51,325
Edwin J. Garn....................              10               50.0             485       27,772        875       51,325
John R. Haire....................              10               50.0            (539 (3)      46,952     2,211     129,550
Dr. Manuel H. Johnson............              10               50.0             206       10,926        875       51,325
Michael E. Nugent................              10               50.0             346       19,217        875       51,325
John L. Schroeder................               8               41.7             658       38,700        729       42,771


                          ACTIVE ASSETS TAX-FREE TRUST


                                           FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                                   --------------------------------------   RETIREMENT BENEFITS           BENEFITS
                                        ESTIMATED                           ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                                     CREDITED YEARS         ESTIMATED      ----------------------  ----------------------
                                      OF SERVICE AT       PERCENTAGE OF                 BY ALL       FROM      FROM ALL
                                       RETIREMENT           ELIGIBLE        BY THE     ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)        COMPENSATION       TRUST       FUNDS       TRUST       FUNDS
---------------------------------  -------------------  -----------------  ---------  -----------  ---------  -----------
Michael Bozic....................              10               50.0%      $     344  $    20,147  $     875  $    51,325
Edwin J. Garn....................              10               50.0             485       27,772        875       51,325
John R. Haire....................              10               50.0            (539 (3)      46,952     2,211     129,550
Dr. Manuel H. Johnson............              10               50.0             206       10,926        875       51,325
Michael E. Nugent................              10               50.0             346       19,217        875       51,325
John L. Schroeder................               8               41.7             658       38,700        729       42,771

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                           FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                                   --------------------------------------   RETIREMENT BENEFITS           BENEFITS
                                        ESTIMATED                           ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                                     CREDITED YEARS         ESTIMATED      ----------------------  ----------------------
                                      OF SERVICE AT       PERCENTAGE OF                 BY ALL       FROM      FROM ALL
                                       RETIREMENT           ELIGIBLE        BY THE     ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)        COMPENSATION       TRUST       FUNDS       TRUST       FUNDS
---------------------------------  -------------------  -----------------  ---------  -----------  ---------  -----------
Michael Bozic....................              10               50.0%      $     344  $    20,147  $     875  $    51,325
Edwin J. Garn....................              10               50.0             569       27,772        875       51,325
John R. Haire....................              10               50.0           1,762       46,952      2,211       29,550
Dr. Manuel H. Johnson............              10               50.0             231       10,926        875       51,325
Michael E. Nugent................              10               50.0             431       19,217        875       51,325
John L. Schroeder................               8               41.7             658       38,700        729       42,771


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                           FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                                   --------------------------------------   RETIREMENT BENEFITS           BENEFITS
                                        ESTIMATED                           ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                                     CREDITED YEARS         ESTIMATED      ----------------------  ----------------------
                                      OF SERVICE AT       PERCENTAGE OF                 BY ALL       FROM      FROM ALL
                                       RETIREMENT           ELIGIBLE        BY THE     ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)        COMPENSATION       TRUST       FUNDS       TRUST       FUNDS
---------------------------------  -------------------  -----------------  ---------  -----------  ---------  -----------
Michael Bozic....................              10               50.0%      $     344  $    20,147  $     875  $    51,325
Edwin J. Garn....................              10               50.0             485       27,772        875       51,325
John R. Haire....................              10               50.0            (539 (3)      46,952     2,211      29,550
Dr. Manuel H. Johnson............              10               50.0             206       10,926        875       51,325
Michael E. Nugent................              10               50.0             346       19,217        875       51,325
John L. Schroeder................               8               41.7             658       38,700        729       42,771


------------------------

(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.



(3) This number reflects the extension of Mr. Haire's term as Trustee until June 1, 1998.


    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of each Trust owned by the Trusts' officers and Trustees as a group was less than 1 percent of each Trust's shares of beneficial interest outstanding.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

    The Investment Manager is responsible for decisions to buy and sell securities for the Trusts and arranges for the execution of portfolio security transactions on behalf of the Trusts. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Trusts do not normally incur any brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. No brokerage commissions were paid on any transactions entered into by the Trusts during the fiscal year ended June 30, 1997.


    The policy of the Trusts regarding purchases and sales of securities for their respective portfolios is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions with those dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such price and execution can be obtained from more than one dealer, it may give consideration to placing portfolio transactions with those dealers who also furnish research and other services to the Trusts or the Investment Manager. Such services may include but are not limited to, any one or more of the following: information as to the availability of securities for purchases or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from dealers may be of benefit to the Investment Manager in the management of accounts of some or all of its other clients and may not in all cases benefit the Trusts directly. While the receipt of such information and services are useful and important in supplementing its own research and facilities, the Investment Manager believes the value of such services is not determinable and does not significantly reduce its expenses. The Trusts do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.


    Pursuant to an order of the Securities and Exchange Commission, the Trusts may effect principal transactions in certain money market instruments with Dean Witter. The Trusts will limit their transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (I.E., Certificates of Deposit and Banker's Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). Such transactions will be effected with Dean Witter only when the price available from Dean Witter is better than that available from other dealers.



    While the Trusts do not anticipate that they will incur any brokerage commissions, consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR and other brokers and dealers that are affiliates of the Investment Manager. In order for an affiliated broker or dealer to effect portfolio transactions for any of the Trusts, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard.


GENERAL INFORMATION
--------------------------------------------------------------------------------


    As discussed in the Prospectus, the shareholders of the Trusts are entitled to a full vote for each full share held. All of the Trustees have been elected by the shareholders of the Trusts most recently at Special Meetings of shareholders held on May 21, 1997. On that date, Wayne E. Hedien was also elected as a Trustee of the Trusts, with his term to commence on September 1, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Trust. Under certain circumstances a Trustee may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    The Declarations of Trust permit the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not presently authorized any such additional series or classes of shares.


    The Declarations of Trust further provide that no Trustee, officer, employee or agent of the Trusts is liable to any Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of any Trust, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to a Trust's property for satisfaction of claims arising in connection with the affairs of that Trust. With the exceptions stated, the Declarations of Trust provide that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of any Trust.

    The Trusts shall be of unlimited duration subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trusts' assets. The Custodian has no part in deciding the Trusts' investment policies or which securities are to be purchased or sold for the Trusts' portfolios. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.


    Dean Witter Trust FSB, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Trust's shares, Dividend Disbursing Agent for payment of dividends and distributions on Trust shares, and Agent for shareholders under various investment plans described herein, Dean Witter Trust FSB is an affiliate of Dean Witter InterCapital Inc., the Trusts' Investment Manager, and of Dean Witter Distributors Inc., the Trusts' Distributor. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust FSB's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services Dean Witter Trust FSB receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP serves as the independent accountants of the Trusts. The independent accountants are responsible for auditing the annual financial statements of the Trusts.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Trusts will send to shareholders, at least semiannually, reports showing the Trusts' portfolios and other information. An annual report, containing financial statements audited by independent accountants, will be sent to shareholders each year.

    The Trusts' fiscal years end on June 30. The financial statements of the Trusts must be audited at least once a year by independent accountants whose selection is approved annually by the Trusts' Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------


    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Trusts.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of the Trusts included in the Prospectuses and incorporated by reference in these Statements of Additional Information have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    These Statements of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statements the Trusts have filed with the Securities and Exchange Commission. The complete Registration Statements may be obtained from the Securities and Exchange Commission upon payment of the fees prescribed by the rules and regulations of the Commission.

    The Declaration of Trust establishing each Trust, a copy of which is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the Trust refer to the Trustees under the Declaration of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of such Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of said Trusts but that the Trust Estate only shall be liable.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited financial statements of each Trust for the fiscal year ended June 30, 1997, and the report of the independent accountants thereon, are set forth in each Trust's Prospectus, and are incorporated herein by reference.


INFORMATION WITH RESPECT TO SECURITIES RATINGS
--------------------------------------------------------------------------------


    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson"):


CORPORATE AND TAX-EXEMPT BOND RATINGS:

    The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for tax-exempt and corporate bonds are Aaa, Aa, A and Baa, all of which are considered investment grade. Bonds rated Aaa are judged to be of the "best quality". The rating of Aa is assigned to bonds which are of "high quality by all standards", but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds comprise what are generally known as "high grade bonds". Bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations". Factors giving security to principal and interest of A-rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's applies numerical modifiers, 1, 2 and 3 in each rating classification for Aa and below. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its category. The foregoing ratings are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Bonds, the security for which depends upon the completion of some act or the fulfillment of some condition, are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

    The four highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for tax-exempt and corporate bonds are AAA, AA, A, and BBB all of which are considered investment grade. Bonds rated AAA bear the highest rating assigned by Standard & Poor's to a debt obligation, and the rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by Standard & Poor's, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The ratings for AA and below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. The foregoing ratings are sometimes followed by a "p", which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.


    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.



    Bonds rated AAA by Duff are considered to be of the highest credit quality with negligible risk factors that are only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are judged by Duff to be of high credit quality with strong protection factors; risk is modest but may vary slightly from time to time because of economic conditions. Duff applies modifiers of (+) and (-) to the AA category.



    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.



    IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.



    Companies rated A are considered by Thomson to possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to their natural money markets; if weakness or vulnerability exists in any aspect of a company's business, it is entirely mitigated by the strengths of the organization. Companies rated A/B- by Thomson are judged by Thomson to be financially very solid with a favorable track record and no readily apparent weakness; their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.


TAX-EXEMPT NOTES

    The two highest ratings of Moody's for Notes are MIG 1 and MIG 2. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. The ratings of Standard & Poor's for Notes are the same as for Bonds, although somewhat different criteria is applied.

    The three highest ratings of Standard & Poor's for Notes are SP-1+, SP-1 and SP-2. Notes designated SP-1+ are determined to possess overwhelming safety characteristics regarding capacity to pay principal and interest. Notes designated SP-1 are determined to possess very strong or strong capacity to pay principal and interest. Notes designated SP-2 are determined to possess satisfactory capacity to pay principal and interest.


COMMERCIAL PAPER AND SHORT-TERM RATINGS



    Moody's and Standard & Poor's ratings grades for commercial paper and short-term Municipal Obligations, set forth below, are applied to short-term Municipal Obligations as well as taxable commercial paper. Descriptions of short-term ratings grades by Fitch, Duff, IBCA and Thomson for commercial paper are also set forth below.


    Moody's ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Highest Quality; Prime-2, Higher Quality; and Prime-3, High Quality.

    Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

    Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1+" and "A-1" designations indicate that the degree of safety regarding timely payment is very strong.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.



    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff applies the modifiers (+) and (-) to the rating Duff-1 in recognition of significant quality differences within the highest tier. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.



    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.



    The rating TBW-1 is the highest short-term rating assigned by Thomson and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 by Thomson is its second highest rating; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


VARIABLE RATE DEMAND OBLIGATIONS

    In addition to the Bond or MIG ratings of variable rate obligations with a demand feature, Moody's may assign a second rating to the demand feature itself. Such ratings are designated as VMIG, or if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by use of the VMIG symbol to reflect such characteristics as payment upon periodic demand, rather than fixed maturity dates and payment relying on external liquidity. The two highest ratings for the demand feature are VMIG 1 and VMIG 2. These ratings reflect Moody's judgements regarding the quality of the demand features which are identical to the criteria involved in assigning the ratings MIG 1 and MIG 2, respectively, to tax-exempt Notes as discussed above.

                      ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                              PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)  FINANCIAL STATEMENTS

      (1)  Financial statements and schedules, included
           in Prospectus (Part A):                              Page in
                                                                Prospectus
                                                                ----------
           Financial Highlights for the fiscal years ended
           June 30, 1988, 1989, 1990, 1991, 1992, 1993,
           1994, 1995, 1996 and 1997 . . . . . . . . . . . . . . .   4

           Statement of Assets and Liabilities at
           June 30, 1997 . . . . . . . . . . . . . . . . . . . . .   8

           Statement of Operations for the year ended June
           30, 1997. . . . . . . . . . . . . . . . . . . . . . . .   9

           Statement of Changes in Net Assets for the
           years ended June 30, 1996 and June 30, 1997 . . . . . .  10

           Notes to Financial Statements . . . . . . . . . . . . .  11

           Portfolio of Investments at June 30, 1997 . . . . . . .  14

      (2) Financial statements included in the Statement of Additional Information (Part B):

           Statement of Assets and Liabilities at
           June 30, 1997 . . . . . . . . . . . . . . . . . . . . .  10

           Statement of Operations for the year ended June
           30, 1997. . . . . . . . . . . . . . . . . . . . . . . .  11

           Statement of Changes in Net Assets for the
           years ended June 30, 1996 and June 30, 1997 . . . . . .  12

           Notes to Financial Statements . . . . . . . . . . . . .  13

           Financial Highlights for the fiscal years June 30,
           1988, 1989, 1990, 1991, 1992, 1993, 1994, 1995,
           1996 and 1997. . . . . . . . . . . . . . . . . . . . .   16

           Portfolio of Investments at June 30, 1997 . . . . . . .  17


      (3)  Financial statements included in Part C:

           None.

   (b)   EXHIBITS:

         5.   -    Form of Investment Management Agreement between the
                   Registrant and Dean Witter InterCapital Inc.

         6.   -    Form of Distribution Agreement between the Registrant and
                   Dean Witter Distributors Inc.

         11.  -    Consent of Independent Accountants.

         15.  -    Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1.

         16.  -    Schedule for Computations of Performance Quotations.

         27.  -    Financial Data Schedule.

         ----------------------------------
         All other exhibits were previously filed and are hereby incorporated by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None

Item 26. NUMBER OF HOLDERS OF SECURITIES.

      (1)                                      (2)
                                     Number of Record Holders
     Title of Class                      At July 31, 1997
     --------------                  ------------------------

Shares of Beneficial Interest                 9,313

Item 27.   INDEMNIFICATION.

      Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

      Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

      Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      See "The Fund and Its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

      The term "Dean Witter Funds" used below refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
 (1) InterCapital Income Securities Inc.
 (2) High Income Advantage Trust
 (3) High Income Advantage Trust II
 (4) High Income Advantage Trust III
 (5) Municipal Income Trust
 (6) Municipal Income Trust II
 (7) Municipal Income Trust III
 (8) Dean Witter Government Income Trust
 (9) Municipal Premium Income Trust
(10) Municipal Income Opportunities Trust
(11) Municipal Income Opportunities Trust II
(12) Municipal Income Opportunities Trust III
(13) Prime Income Trust
(14) InterCapital Insured Municipal Bond Trust
(15) InterCapital Quality Municipal Income Trust
(16) InterCapital Quality Municipal Investment Trust
(17) InterCapital Insured Municipal Income Trust
(18) InterCapital California Insured Municipal Income Trust
(19) InterCapital Insured Municipal Trust
(20) InterCapital Quality Municipal Securities
(21) InterCapital New York Quality Municipal Securities
(22) InterCapital California Quality Municipal Securities
(23) InterCapital Insured California Municipal Securities
(24) InterCapital Insured Municipal Securities

OPEN-END INVESTMENT COMPANIES:
 (1) Dean Witter Short-Term Bond Fund
 (2) Dean Witter Tax-Exempt Securities Trust
 (3) Dean Witter Tax-Free Daily Income Trust
 (4) Dean Witter Dividend Growth Securities Inc.
 (5) Dean Witter Convertible Securities Trust
 (6) Dean Witter Liquid Asset Fund Inc.
 (7) Dean Witter Developing Growth Securities Trust
 (8) Dean Witter Retirement Series
 (9) Dean Witter Federal Securities Trust
(10) Dean Witter World Wide Investment Trust
(11) Dean Witter U.S. Government Securities Trust
(12) Dean Witter Select Municipal Reinvestment Fund
(13) Dean Witter High Yield Securities Inc.
(14) Dean Witter Intermediate Income Securities
(15) Dean Witter New York Tax-Free Income Fund
(16) Dean Witter California Tax-Free Income Fund
(17) Dean Witter Health Sciences Trust
(18) Dean Witter California Tax-Free Daily Income Trust
(19) Dean Witter Global Asset Allocation Fund
(20) Dean Witter American Value Fund
(21) Dean Witter Strategist Fund
(22) Dean Witter Utilities Fund
(23) Dean Witter World Wide Income Trust
(24) Dean Witter New York Municipal Money Market Trust
(25) Dean Witter Capital Growth Securities
(26) Dean Witter Precious Metals and Minerals Trust
(27) Dean Witter European Growth Fund Inc.
(28) Dean Witter Global Short-Term Income Fund Inc.
(29) Dean Witter Pacific Growth Fund Inc.
(30) Dean Witter Multi-State Municipal Series Trust

(31) Dean Witter Short-Term U.S. Treasury Trust
(32) Dean Witter Diversified Income Trust
(33) Dean Witter U.S. Government Money Market Trust
(34) Dean Witter Global Dividend Growth Securities
(35) Active Assets California Tax-Free Trust
(36) Dean Witter Natural Resource Development Securities Inc.
(37) Active Assets Government Securities Trust
(38) Active Assets Money Trust
(39) Active Assets Tax-Free Trust
(40) Dean Witter Limited Term Municipal Trust
(41) Dean Witter Variable Investment Series
(42) Dean Witter Value-Added Market Series
(43) Dean Witter Global Utilities Fund
(44) Dean Witter High Income Securities
(45) Dean Witter National Municipal Trust
(46) Dean Witter International SmallCap Fund
(47) Dean Witter Mid-Cap Growth Fund
(48) Dean Witter Select Dimensions Investment Series
(49) Dean Witter Balanced Growth Fund
(50) Dean Witter Balanced Income Fund
(51) Dean Witter Hawaii Municipal Trust
(52) Dean Witter Capital Appreciation Fund
(53) Dean Witter Intermediate Term U.S. Treasury Trust
(54) Dean Witter Information Fund
(55) Dean Witter Japan Fund
(56) Dean Witter Income Builder Fund
(57) Dean Witter Special Value Fund
(58) Dean Witter Financial Services Trust
(59) Dean Witter Market Leader Trust
(60) Dean Witter S&P 500 Index Fund

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
 (1) TCW/DW Core Equity Trust
 (2) TCW/DW North American Government Income Trust
 (3) TCW/DW Latin American Growth Fund
 (4) TCW/DW Income and Growth Fund
 (5) TCW/DW Small Cap Growth Fund
 (6) TCW/DW Balanced Fund
 (7) TCW/DW Total Return Trust
 (8) TCW/DW Mid-Cap Equity Trust
 (9) TCW/DW Global Telecom Trust
 (10)TCW/DW Strategic Income Trust

CLOSED-END INVESTMENT COMPANIES
 (1) TCW/DW Term Trust 2000
 (2) TCW/DW Term Trust 2002
 (3) TCW/DW Term Trust 2003
 (4) TCW/DW Emerging Markets Opportunities Trust

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

Charles A. Fiumefreddo       Executive Vice President and Director of Dean
Chairman, Chief              Witter Reynolds Inc. ("DWR"); Chairman, Chief
Executive Officer and        Executive Officer and Director of Dean Witter
Director                     Distributors Inc. ("Distributors") and Dean Witter
                             Services Company Inc. ("DWSC"); Chairman and
                             Director of Dean Witter Trust FSB ("DWT");
                             Chairman, Director or Trustee, President and Chief
                             Executive Officer of the Dean Witter Funds and
                             Chairman, Chief Executive Officer and Trustee of the TCW/DW Funds; Director and/or officer of various Morgan Stanley, Dean Witter, Discover &
                             Co. ("MSDWD") subsidiaries; Formerly Executive
                             Vice President and Director of Dean Witter,
                             Discover & Co.

Philip J. Purcell            Chairman, Chief Executive Officer and Director of
Director                     of MSDWD and DWR; Director of DWSC and
                             Distributors; Director or Trustee of the Dean
                             Witter Funds; Director and/or officer of various
                             MSDWD subsidiaries.

Richard M. DeMartini         President and Chief Operating Officer
Director                     of Dean Witter Capital, a division of DWR;
                             Director of DWR, DWSC, Distributors and DWT;
                             Trustee of the TCW/DW Funds.


James F. Higgins             President and Chief Operating Officer of
Director                     Dean Witter Financial; Director of DWR, DWSC,
                             Distributors and DWT.

Thomas C. Schneider          Executive Vice President and Chief Strategic
Executive Vice               and Administrative Officer of MSDWD; Executive
President, Chief             Vice President and Chief Financial Officer of
Financial Officer and        DWSC and Distributors; Director of DWR,
Director                     DWSC and Distributors.

Christine A. Edwards         Executive Vice President, Chief Legal Officer
Director                     and Secretary of MSDWD; Executive Vice President,
                             Secretary and Chief Legal Officer of Distributors;
                             Director of DWR, DWSC and Distributors.

Robert M. Scanlan            President and Chief Operating Officer of DWSC,
President and Chief          Executive Vice President of Distributors;
Operating Officer            Executive Vice President and Director of DWT;
                             Vice President of the Dean Witter Funds and the
                             TCW/DW Funds.

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

Mitchell M. Merin            President and Chief Strategic Officer of DWSC,
President and Chief          Executive Vice President of Distributors;
Strategic Officer            Executive Vice President and Director of DWT;
                             Executive Vice President and Director of DWR;
                             Director of SPS Transaction Services, Inc. and various other MSDWD subsidiaries.

John B. Van Heuvelen         President, Chief Operating Officer and Director
Executive Vice               of DWT.
President

Joseph J. McAlinden
Executive Vice President
and Chief Investment         Vice President of the Dean Witter Funds and
Officer                      Director of DWT.

Barry Fink                   Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,       Secretary and General Counsel of DWSC; Senior Vice
Secretary and General        President, Assistant Secretary and Assistant
Counsel                      General Counsel of Distributors; Vice President,
                             Secretary and General Counsel of the Dean Witter
                             Funds and the TCW/DW Funds.

Peter M. Avelar
Senior Vice President        Vice President of various Dean Witter Funds.

Mark Bavoso
Senior Vice President        Vice President of various Dean Witter Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor
Senior Vice President        Vice President of various Dean Witter Funds.

Robert S. Giambrone          Senior Vice President of DWSC, Distributors and
Senior Vice President        DWT and Director of DWT; Vice President of the
                             Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta
Senior Vice President        Vice President of various Dean Witter Funds.

Kenton J. Hinchcliffe
Senior Vice President        Vice President of various Dean Witter Funds.

Kevin Hurley
Senior Vice President        Vice President of various Dean Witter Funds.

Jenny Beth Jones             Vice President of Dean Witter Special Value Fund.
Senior Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

John B. Kemp, III            Director of the Provident Savings Bank, Jersey
Senior Vice President        City, New Jersey.

Anita H. Kolleeny
Senior Vice President        Vice President of various Dean Witter Funds.

Jonathan R. Page
Senior Vice President        Vice President of various Dean Witter Funds.

Ira N. Ross
Senior Vice President        Vice President of various Dean Witter Funds.

Guy G. Rutherfurd, Jr.       Vice President of Dean Witter Market Leader
Senior Vice President        Trust.

Rafael Scolari               Vice President of Prime Income Trust.
Senior Vice President

Rochelle G. Siegel
Senior Vice President        Vice President of various Dean Witter Funds.

Jayne M. Stevlingston        Vice President of various Dean Witter Funds.
Senior Vice President

Paul D. Vance
Senior Vice President        Vice President of various Dean Witter Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison
Senior Vice President        Vice President of various Dean Witter Funds.

Ronald J. Worobel
Senior Vice President        Vice President of various Dean Witter Funds.

Douglas Brown
First Vice President

Thomas F. Caloia             First Vice President and Assistant Treasurer of
First Vice President         DWSC, Assistant Treasurer of Distributors;
and Assistant                Treasurer and Chief Financial Officer of the
Treasurer                    Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

Marilyn K. Cranney           Assistant Secretary of DWR; First Vice President
First Vice President         and Assistant Secretary of DWSC; Assistant
and Assistant Secretary      Secretary of the Dean Witter Funds and the TCW/DW
                             Funds.

Michael Interrante           First Vice President and Controller of DWSC;
First Vice President         Assistant Treasurer of Distributors; First Vice
and Controller               President and Treasurer of DWT.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri
Vice President               Vice President of various Dean Witter Funds.

Kirk Balzer
Vice President               Vice President of various Dean Witter Funds.

Nancy Belza
Vice President

Dale Boettcher
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

B. Catherine Connelly
Vice President

Salvatore DeSteno
Vice President               Vice President of DWSC.

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

Frank J. DeVito
Vice President               Vice President of DWSC.

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Deborah Genovese
Vice President

Michael Geringer
Vice President

Stephen Greenhut
Vice President

Peter W. Gurman
Vice President

Matthew Haynes               Vice President of Dean Witter
Vice President               Variable Investment Series

Peter Hermann
Vice President               Vice President of various Dean Witter Funds

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President

James P. Kastberg
Vice President

Michelle Kaufman
Vice President               Vice President of various Dean Witter Funds

Michael Knox
Vice President               Vice President of various Dean Witter Funds

Paula LaCosta
Vice President               Vice President of various Dean Witter Funds.

Thomas Lawlor
Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

Gerard J. Lian
Vice President               Vice President of various Dean Witter Funds.

Catherine Maniscalco         Vice President of Dean Witter Natural
Vice President               Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis           Vice President and Assistant Secretary of DWSC;
Vice President and           Assistant Secretary of the Dean Witter Funds and
Assistant Secretary          the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                  Vice President of Dean Witter Natural
Vice President               Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

Carsten Otto                 Vice President and Assistant Secretary of DWSC;
Vice President and           Assistant Secretary of the Dean Witter Funds and
Assistant Secretary          the TCW/DW Funds.

George Paoletti
Vice President

Anne Pickrell                Vice President of Dean Witter Global Short-
Vice President               Term Income Fund Inc.

Michael Roan
Vice President

Hugh Rose
Vice President


Robert Rossetti              Vice President of Dean Witter Precious Metal and
Vice President               Minerals Trust.

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
----------------------       -------------------------------------------------

Ruth Rossi                   Vice President and Assistant Secretary of DWSC;
Vice President and           Assistant Secretary of the Dean Witter Funds and
Assistant Secretary          the TCW/DW Funds.

Carl F. Sadler
Vice President

Peter Seeley                 Vice President of Dean Witter World
Vice President               Wide Income Trust

Naomi Stein
Vice President

Kathleen H. Stromberg
Vice President               Vice President of various Dean Witter Funds.

Marybeth Swisher
Vice President

Vinh Q. Tran
Vice President               Vice President of various Dean Witter Funds.

Robert Vanden Assem
Vice President

Alice Weiss
Vice President               Vice President of various Dean Witter Funds.

Katherine Wickham
Vice President

Item 29.    PRINCIPAL UNDERWRITERS

    (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

 (1)       Dean Witter Liquid Asset Fund Inc.
 (2)       Dean Witter Tax-Free Daily Income Trust
 (3)       Dean Witter California Tax-Free Daily Income Trust
 (4)       Dean Witter Retirement Series
 (5)       Dean Witter Dividend Growth Securities Inc.
 (6)       Dean Witter Global Asset Allocation
 (7)       Dean Witter World Wide Investment Trust
 (8)       Dean Witter Capital Growth Securities
 (9)       Dean Witter Convertible Securities Trust
(10)       Active Assets Tax-Free Trust
(11)       Active Assets Money Trust
(12)       Active Assets California Tax-Free Trust

(13)       Active Assets Government Securities Trust
(14)       Dean Witter Short-Term Bond Fund
(15)       Dean Witter Mid-Cap Growth Fund
(16)       Dean Witter U.S. Government Securities Trust
(17)       Dean Witter High Yield Securities Inc.
(18)       Dean Witter New York Tax-Free Income Fund
(19)       Dean Witter Tax-Exempt Securities Trust
(20)       Dean Witter California Tax-Free Income Fund
(21)       Dean Witter Limited Term Municipal Trust
(22)       Dean Witter Natural Resource Development Securities Inc.
(23)       Dean Witter World Wide Income Trust
(24)       Dean Witter Utilities Fund
(25)       Dean Witter Strategist Fund
(26)       Dean Witter New York Municipal Money Market Trust
(27)       Dean Witter Intermediate Income Securities
(28)       Prime Income Trust
(29)       Dean Witter European Growth Fund Inc.
(30)       Dean Witter Developing Growth Securities Trust
(31)       Dean Witter Precious Metals and Minerals Trust
(32)       Dean Witter Pacific Growth Fund Inc.
(33)       Dean Witter Multi-State Municipal Series Trust
(34)       Dean Witter Federal Securities Trust
(35)       Dean Witter Short-Term U.S. Treasury Trust
(36)       Dean Witter Diversified Income Trust
(37)       Dean Witter Health Sciences Trust
(38)       Dean Witter Global Dividend Growth Securities
(39)       Dean Witter American Value Fund
(40)       Dean Witter U.S. Government Money Market Trust
(41)       Dean Witter Global Short-Term Income Fund Inc.
(42)       Dean Witter Value-Added Market Series
(43)       Dean Witter Global Utilities Fund
(44)       Dean Witter High Income Securities
(45)       Dean Witter National Municipal Trust
(46)       Dean Witter International SmallCap Fund
(47)       Dean Witter Balanced Growth Fund
(48)       Dean Witter Balanced Income Fund
(49)       Dean Witter Hawaii Municipal Trust
(50)       Dean Witter Variable Investment Series
(51)       Dean Witter Capital Appreciation Fund
(52)       Dean Witter Intermediate Term U.S. Treasury Trust
(53)       Dean Witter Information Fund
(54)       Dean Witter Japan Fund
(55)       Dean Witter Income Builder Fund
(56)       Dean Witter Special Value Fund
(57)       Dean Witter Financial Services Trust
(58)       Dean Witter Market Leader Trust
(59)       Dean Witter S&P 500 Index Fund
 (1)       TCW/DW Core Equity Trust
 (2)       TCW/DW North American Government Income Trust
 (3)       TCW/DW Latin American Growth Fund
 (4)       TCW/DW Income and Growth Fund
 (5)       TCW/DW Small Cap Growth Fund
 (6)       TCW/DW Balanced Fund
 (7)       TCW/DW Total Return Trust

 (8)       TCW/DW Mid-Cap Equity Trust
 (9)       TCW/DW Global Telecom Trust
 (10)      TCW/DW Strategic Income Trust

    (b) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.


                                            Positions and
                                            Office with
    Name                                    Distributors
    ----                                    -------------

    Fredrick K. Kubler                    Senior Vice President, Assistant
                                          Secretary and Chief Compliance
                                          Officer.

    Michael T. Gregg                      Vice President and Assistant
                                          Secretary.


Item 30.   LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


Item 31.   MANAGEMENT SERVICES

      Registrant is not a party to any such management-related service contract.

Item 32.   UNDERTAKINGS

       None.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of August, 1997.

                        ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                      By    /s/ Barry Fink
                                        --------------------------------
                                                Barry Fink
                                        Vice President and Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures                       Title                       Date
    ----------                       -----                       ----

(1) Principal Executive Officer      President, Chief
                                     Executive Officer,
                                     Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                   08/22/97
    ----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer      Treasurer and Principal
                                     Accounting Officer

By  /s/ Thomas Caloia                                            08/22/97
    ----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                               08/22/97
    ----------------------------
        Barry Fink
        Attorney-in-Fact


    Michael Bozic                Manuel H. Johnson
    Edwin J. Garn                Michael E. Nugent
    John R. Haire                John L. Schroeder


By  /s/ David M. Butowsky                                        08/22/97
    ----------------------------
        David M. Butowsky
        Attorney-in-Fact

                      ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                    EXHIBIT INDEX


 5. -- Form of Investment Management Agreement between the Registrant and Dean Witter InterCapital Inc.

 6. -- Form of Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

11. --   Consent of Independent Accountants.

15. --   Form of Amended and Restated Plan of Distribution pursuant to Rule
         12b-1.

16. --   Schedule for Computations of Performance Quotations.

27. --   Financial Data Schedule.
----------------------------------
All other exhibits were previously filed and are hereby incorporated by reference.